UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Service Class 2

This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 87	0.84%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result was stock picking in health care and financials.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-64%). This period we increased our stake in Acadia Healthcare. A second notable relative detractor was an overweight in Molina Healthcare (-41%). This period we increased our stake in Molina Healthcare. The company was among the fund's largest holdings this period. Another notable relative detractor was an overweight in Global Payments (-31%). The company was one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Picks and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Also contributing to our result were stock picks in energy.
•The top individual relative contributor was an overweight in Sandisk (+388%). This was an investment we established this period. The company was among the fund's largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+240%). This was an investment we established this period. The stock was the fund's largest holding at period end. A non-benchmark stake in CVS Health gained 83% and notably helped. The stock was among our biggest holdings, though we trimmed our stake this period.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	7.70%	11.87%	10.54%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$950,516,371
Number of Holdings	113
Total Advisory Fee	$5,457,924
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.8
Financials	17.0
Consumer Discretionary	10.9
Information Technology	9.0
Health Care	8.9
Energy	7.6
Real Estate	7.0
Materials	6.5
Utilities	5.4
Consumer Staples	4.8
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Puerto Rico - 1.0
Zambia - 0.9
Portugal - 0.8
Hong Kong - 0.6
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.5
Sandisk Corp/DE	2.1
First Solar Inc	1.6
CVS Health Corp	1.4
Sempra	1.3
First Citizens BancShares Inc/NC Class A	1.3
Imperial Oil Ltd	1.3
Weatherford International PLC	1.2
OneMain Holdings Inc	1.2
Lithia Motors Inc Class A	1.2
15.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914244.101    1026-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Service Class

This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 72	0.69%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result was stock picking in health care and financials.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-64%). This period we increased our stake in Acadia Healthcare. A second notable relative detractor was an overweight in Molina Healthcare (-41%). This period we increased our stake in Molina Healthcare. The company was among the fund's largest holdings this period. Another notable relative detractor was an overweight in Global Payments (-31%). The company was one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Picks and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Also contributing to our result were stock picks in energy.
•The top individual relative contributor was an overweight in Sandisk (+388%). This was an investment we established this period. The company was among the fund's largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+240%). This was an investment we established this period. The stock was the fund's largest holding at period end. A non-benchmark stake in CVS Health gained 83% and notably helped. The stock was among our biggest holdings, though we trimmed our stake this period.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	7.91%	12.02%	10.71%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$950,516,371
Number of Holdings	113
Total Advisory Fee	$5,457,924
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.8
Financials	17.0
Consumer Discretionary	10.9
Information Technology	9.0
Health Care	8.9
Energy	7.6
Real Estate	7.0
Materials	6.5
Utilities	5.4
Consumer Staples	4.8
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Puerto Rico - 1.0
Zambia - 0.9
Portugal - 0.8
Hong Kong - 0.6
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.5
Sandisk Corp/DE	2.1
First Solar Inc	1.6
CVS Health Corp	1.4
Sempra	1.3
First Citizens BancShares Inc/NC Class A	1.3
Imperial Oil Ltd	1.3
Weatherford International PLC	1.2
OneMain Holdings Inc	1.2
Lithia Motors Inc Class A	1.2
15.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914243.101    1025-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Investor Class

This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.66%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result was stock picking in health care and financials.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-64%). This period we increased our stake in Acadia Healthcare. A second notable relative detractor was an overweight in Molina Healthcare (-41%). This period we increased our stake in Molina Healthcare. The company was among the fund's largest holdings this period. Another notable relative detractor was an overweight in Global Payments (-31%). The company was one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Picks and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Also contributing to our result were stock picks in energy.
•The top individual relative contributor was an overweight in Sandisk (+388%). This was an investment we established this period. The company was among the fund's largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+240%). This was an investment we established this period. The stock was the fund's largest holding at period end. A non-benchmark stake in CVS Health gained 83% and notably helped. The stock was among our biggest holdings, though we trimmed our stake this period.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	7.89%	12.06%	10.74%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$950,516,371
Number of Holdings	113
Total Advisory Fee	$5,457,924
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.8
Financials	17.0
Consumer Discretionary	10.9
Information Technology	9.0
Health Care	8.9
Energy	7.6
Real Estate	7.0
Materials	6.5
Utilities	5.4
Consumer Staples	4.8
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Puerto Rico - 1.0
Zambia - 0.9
Portugal - 0.8
Hong Kong - 0.6
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.5
Sandisk Corp/DE	2.1
First Solar Inc	1.6
CVS Health Corp	1.4
Sempra	1.3
First Citizens BancShares Inc/NC Class A	1.3
Imperial Oil Ltd	1.3
Weatherford International PLC	1.2
OneMain Holdings Inc	1.2
Lithia Motors Inc Class A	1.2
15.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914245.101    1467-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Strategies Portfolio VIP Value Strategies Portfolio Initial Class

This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.59%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result was stock picking in health care and financials.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-64%). This period we increased our stake in Acadia Healthcare. A second notable relative detractor was an overweight in Molina Healthcare (-41%). This period we increased our stake in Molina Healthcare. The company was among the fund's largest holdings this period. Another notable relative detractor was an overweight in Global Payments (-31%). The company was one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Picks and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Also contributing to our result were stock picks in energy.
•The top individual relative contributor was an overweight in Sandisk (+388%). This was an investment we established this period. The company was among the fund's largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+240%). This was an investment we established this period. The stock was the fund's largest holding at period end. A non-benchmark stake in CVS Health gained 83% and notably helped. The stock was among our biggest holdings, though we trimmed our stake this period.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	7.99%	12.14%	10.82%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$950,516,371
Number of Holdings	113
Total Advisory Fee	$5,457,924
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.8
Financials	17.0
Consumer Discretionary	10.9
Information Technology	9.0
Health Care	8.9
Energy	7.6
Real Estate	7.0
Materials	6.5
Utilities	5.4
Consumer Staples	4.8
Communication Services	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 3.7
Puerto Rico - 1.0
Zambia - 0.9
Portugal - 0.8
Hong Kong - 0.6
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Western Digital Corp	2.5
Sandisk Corp/DE	2.1
First Solar Inc	1.6
CVS Health Corp	1.4
Sempra	1.3
First Citizens BancShares Inc/NC Class A	1.3
Imperial Oil Ltd	1.3
Weatherford International PLC	1.2
OneMain Holdings Inc	1.2
Lithia Motors Inc Class A	1.2
15.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914242.101    1024-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Service Class 2

This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 85	0.80%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the information technology sector, where our picks in the technology hardware & equipment industry helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), a position we established in 2025 and the fund's largest holding at period end. A non-benchmark stake in Western Digital (+284%) also helped. This period we increased our stake in the stock, making it one of the fund's largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's return, as did investment choices and an overweight in utilities.
•The largest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), which was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	11.49%	9.83%	10.31%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,832,367,120
Number of Holdings	177
Total Advisory Fee	$40,976,246
Portfolio Turnover	61%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Information Technology	18.0
Financials	16.7
Consumer Discretionary	11.9
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
RB Global Inc (United States)	1.4
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914239.101    387-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Service Class

This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 69	0.65%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the information technology sector, where our picks in the technology hardware & equipment industry helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), a position we established in 2025 and the fund's largest holding at period end. A non-benchmark stake in Western Digital (+284%) also helped. This period we increased our stake in the stock, making it one of the fund's largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's return, as did investment choices and an overweight in utilities.
•The largest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), which was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	11.66%	10.00%	10.48%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,832,367,120
Number of Holdings	177
Total Advisory Fee	$40,976,246
Portfolio Turnover	61%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Information Technology	18.0
Financials	16.7
Consumer Discretionary	11.9
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
RB Global Inc (United States)	1.4
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914241.101    773-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Investor Class

This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 66	0.63%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the information technology sector, where our picks in the technology hardware & equipment industry helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), a position we established in 2025 and the fund's largest holding at period end. A non-benchmark stake in Western Digital (+284%) also helped. This period we increased our stake in the stock, making it one of the fund's largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's return, as did investment choices and an overweight in utilities.
•The largest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), which was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	11.68%	10.02%	10.50%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,832,367,120
Number of Holdings	177
Total Advisory Fee	$40,976,246
Portfolio Turnover	61%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Information Technology	18.0
Financials	16.7
Consumer Discretionary	11.9
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
RB Global Inc (United States)	1.4
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914238.101    1466-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Mid Cap Portfolio VIP Mid Cap Portfolio Initial Class

This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 58	0.55%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the information technology sector, where our picks in the technology hardware & equipment industry helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), a position we established in 2025 and the fund's largest holding at period end. A non-benchmark stake in Western Digital (+284%) also helped. This period we increased our stake in the stock, making it one of the fund's largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's return, as did investment choices and an overweight in utilities.
•The largest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), which was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	11.75%	10.10%	10.59%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$7,832,367,120
Number of Holdings	177
Total Advisory Fee	$40,976,246
Portfolio Turnover	61%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	23.2
Information Technology	18.0
Financials	16.7
Consumer Discretionary	11.9
Health Care	10.2
Real Estate	5.5
Materials	3.5
Consumer Staples	3.2
Utilities	3.1
Energy	2.9
Communication Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Belgium - 0.8
Brazil - 0.7
Taiwan - 0.7
Germany - 0.4
Thailand - 0.4
France - 0.3
Japan - 0.2
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Lumentum Holdings Inc	3.1
Western Digital Corp	2.3
Coherent Corp	2.1
Comfort Systems USA Inc	1.9
ATI Inc	1.6
ITT Inc	1.6
East West Bancorp Inc	1.6
Twilio Inc Class A	1.5
EMCOR Group Inc	1.5
RB Global Inc (United States)	1.4
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914240.101    772-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Service Class 2

This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.81%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 1000 Growth Index, for the year, led by information technology, primarily within the software & services industry. Stock picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance, as did an overweight in communication services.
•The top individual relative contributor was an overweight in Carvana (+108%). A second notable relative contributor was an overweight in AppLovin (+103%). Another notable relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Our picks in communication services also hampered the fund's result, along with an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-28%). We decreased our position in Builders FirstSource in 2025. A second notable relative detractor was an overweight in Marvell Technology (-31%), which we decreased. Another notable relative detractor was an underweight in Oracle (+18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	21.73%	11.04%	19.64%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Russell 1000® Index	17.37%	13.59%	14.59%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,666,436,534
Number of Holdings	193
Total Advisory Fee	$24,022,295
Portfolio Turnover	71%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.3
Communication Services	19.9
Consumer Discretionary	11.2
Health Care	6.7
Industrials	6.4
Financials	3.7
Consumer Staples	1.2
Utilities	0.8
Materials	0.5
Real Estate	0.1
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.8
Singapore - 2.2
Netherlands - 1.1
United Kingdom - 0.9
Germany - 0.7
Canada - 0.6
India - 0.3
Finland - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.2
Microsoft Corp	9.6
Amazon.com Inc	6.5
Alphabet Inc Class C	5.7
Meta Platforms Inc Class A	5.4
Apple Inc	4.8
Broadcom Inc	4.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.8
Roku Inc Class A	2.6
Eli Lilly & Co	2.4
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914221.101    385-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Service Class

This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 74	0.66%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 1000 Growth Index, for the year, led by information technology, primarily within the software & services industry. Stock picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance, as did an overweight in communication services.
•The top individual relative contributor was an overweight in Carvana (+108%). A second notable relative contributor was an overweight in AppLovin (+103%). Another notable relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Our picks in communication services also hampered the fund's result, along with an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-28%). We decreased our position in Builders FirstSource in 2025. A second notable relative detractor was an overweight in Marvell Technology (-31%), which we decreased. Another notable relative detractor was an underweight in Oracle (+18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	21.89%	11.20%	19.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Russell 1000® Index	17.37%	13.59%	14.59%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,666,436,534
Number of Holdings	193
Total Advisory Fee	$24,022,295
Portfolio Turnover	71%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.3
Communication Services	19.9
Consumer Discretionary	11.2
Health Care	6.7
Industrials	6.4
Financials	3.7
Consumer Staples	1.2
Utilities	0.8
Materials	0.5
Real Estate	0.1
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.8
Singapore - 2.2
Netherlands - 1.1
United Kingdom - 0.9
Germany - 0.7
Canada - 0.6
India - 0.3
Finland - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.2
Microsoft Corp	9.6
Amazon.com Inc	6.5
Alphabet Inc Class C	5.7
Meta Platforms Inc Class A	5.4
Apple Inc	4.8
Broadcom Inc	4.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.8
Roku Inc Class A	2.6
Eli Lilly & Co	2.4
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914222.101    491-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Investor Class

This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.64%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 1000 Growth Index, for the year, led by information technology, primarily within the software & services industry. Stock picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance, as did an overweight in communication services.
•The top individual relative contributor was an overweight in Carvana (+108%). A second notable relative contributor was an overweight in AppLovin (+103%). Another notable relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Our picks in communication services also hampered the fund's result, along with an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-28%). We decreased our position in Builders FirstSource in 2025. A second notable relative detractor was an overweight in Marvell Technology (-31%), which we decreased. Another notable relative detractor was an underweight in Oracle (+18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	21.93%	11.23%	19.85%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Russell 1000® Index	17.37%	13.59%	14.59%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,666,436,534
Number of Holdings	193
Total Advisory Fee	$24,022,295
Portfolio Turnover	71%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.3
Communication Services	19.9
Consumer Discretionary	11.2
Health Care	6.7
Industrials	6.4
Financials	3.7
Consumer Staples	1.2
Utilities	0.8
Materials	0.5
Real Estate	0.1
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.8
Singapore - 2.2
Netherlands - 1.1
United Kingdom - 0.9
Germany - 0.7
Canada - 0.6
India - 0.3
Finland - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.2
Microsoft Corp	9.6
Amazon.com Inc	6.5
Alphabet Inc Class C	5.7
Meta Platforms Inc Class A	5.4
Apple Inc	4.8
Broadcom Inc	4.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.8
Roku Inc Class A	2.6
Eli Lilly & Co	2.4
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914220.101    1465-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Opportunities Portfolio VIP Growth Opportunities Portfolio Initial Class

This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.56%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 1000 Growth Index, for the year, led by information technology, primarily within the software & services industry. Stock picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance, as did an overweight in communication services.
•The top individual relative contributor was an overweight in Carvana (+108%). A second notable relative contributor was an overweight in AppLovin (+103%). Another notable relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Our picks in communication services also hampered the fund's result, along with an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-28%). We decreased our position in Builders FirstSource in 2025. A second notable relative detractor was an overweight in Marvell Technology (-31%), which we decreased. Another notable relative detractor was an underweight in Oracle (+18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	22.02%	11.31%	19.94%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Russell 1000® Index	17.37%	13.59%	14.59%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,666,436,534
Number of Holdings	193
Total Advisory Fee	$24,022,295
Portfolio Turnover	71%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.3
Communication Services	19.9
Consumer Discretionary	11.2
Health Care	6.7
Industrials	6.4
Financials	3.7
Consumer Staples	1.2
Utilities	0.8
Materials	0.5
Real Estate	0.1
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 2.0
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.8
Singapore - 2.2
Netherlands - 1.1
United Kingdom - 0.9
Germany - 0.7
Canada - 0.6
India - 0.3
Finland - 0.2
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.2
Microsoft Corp	9.6
Amazon.com Inc	6.5
Alphabet Inc Class C	5.7
Meta Platforms Inc Class A	5.4
Apple Inc	4.8
Broadcom Inc	4.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.8
Roku Inc Class A	2.6
Eli Lilly & Co	2.4
59.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914223.101    617-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Service Class 2

This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 80	0.72%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. An underweight in consumer discretionary also boosted the fund's relative result, as did our picks in energy.
•The top individual relative contributor was an overweight in GE Aerospace (+85%). The stock was among the biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+98%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Wells Fargo (+36%), a sizable holding.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Alphabet (+66%). The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor was an underweight in Nvidia (+39%). The company was among the fund's biggest holdings. A non-benchmark stake in Marvell Technology returned about -23% and notably hurt.
•Notable changes in positioning include increased exposure to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	21.21%	15.83%	13.56%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,720,638,305
Number of Holdings	178
Total Advisory Fee	$12,484,003
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.0
Financials	18.6
Industrials	18.3
Health Care	11.7
Energy	9.7
Consumer Staples	5.7
Communication Services	5.6
Consumer Discretionary	2.3
Utilities	2.2
Materials	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Preferred Stocks - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.0
United Kingdom - 1.4
Belgium - 1.3
Germany - 0.9
Taiwan - 0.9
Netherlands - 0.8
Zambia - 0.7
France - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.0
GE Aerospace	4.5
NVIDIA Corp	4.1
GE Vernova Inc	3.4
Bank of America Corp	3.3
Apple Inc	3.2
Boeing Co	2.4
Shell PLC ADR	2.2
42.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914148.101    382-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Service Class

This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 64	0.57%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. An underweight in consumer discretionary also boosted the fund's relative result, as did our picks in energy.
•The top individual relative contributor was an overweight in GE Aerospace (+85%). The stock was among the biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+98%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Wells Fargo (+36%), a sizable holding.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Alphabet (+66%). The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor was an underweight in Nvidia (+39%). The company was among the fund's biggest holdings. A non-benchmark stake in Marvell Technology returned about -23% and notably hurt.
•Notable changes in positioning include increased exposure to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	21.39%	15.99%	13.73%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,720,638,305
Number of Holdings	178
Total Advisory Fee	$12,484,003
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.0
Financials	18.6
Industrials	18.3
Health Care	11.7
Energy	9.7
Consumer Staples	5.7
Communication Services	5.6
Consumer Discretionary	2.3
Utilities	2.2
Materials	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Preferred Stocks - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.0
United Kingdom - 1.4
Belgium - 1.3
Germany - 0.9
Taiwan - 0.9
Netherlands - 0.8
Zambia - 0.7
France - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.0
GE Aerospace	4.5
NVIDIA Corp	4.1
GE Vernova Inc	3.4
Bank of America Corp	3.3
Apple Inc	3.2
Boeing Co	2.4
Shell PLC ADR	2.2
42.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914149.101    473-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Investor Class

This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 61	0.55%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. An underweight in consumer discretionary also boosted the fund's relative result, as did our picks in energy.
•The top individual relative contributor was an overweight in GE Aerospace (+85%). The stock was among the biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+98%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Wells Fargo (+36%), a sizable holding.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Alphabet (+66%). The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor was an underweight in Nvidia (+39%). The company was among the fund's biggest holdings. A non-benchmark stake in Marvell Technology returned about -23% and notably hurt.
•Notable changes in positioning include increased exposure to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	21.39%	16.02%	13.75%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,720,638,305
Number of Holdings	178
Total Advisory Fee	$12,484,003
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.0
Financials	18.6
Industrials	18.3
Health Care	11.7
Energy	9.7
Consumer Staples	5.7
Communication Services	5.6
Consumer Discretionary	2.3
Utilities	2.2
Materials	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Preferred Stocks - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.0
United Kingdom - 1.4
Belgium - 1.3
Germany - 0.9
Taiwan - 0.9
Netherlands - 0.8
Zambia - 0.7
France - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.0
GE Aerospace	4.5
NVIDIA Corp	4.1
GE Vernova Inc	3.4
Bank of America Corp	3.3
Apple Inc	3.2
Boeing Co	2.4
Shell PLC ADR	2.2
42.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914146.101    1464-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth & Income Portfolio VIP Growth & Income Portfolio Initial Class

This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 53	0.47%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. An underweight in consumer discretionary also boosted the fund's relative result, as did our picks in energy.
•The top individual relative contributor was an overweight in GE Aerospace (+85%). The stock was among the biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+98%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Wells Fargo (+36%), a sizable holding.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Alphabet (+66%). The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor was an underweight in Nvidia (+39%). The company was among the fund's biggest holdings. A non-benchmark stake in Marvell Technology returned about -23% and notably hurt.
•Notable changes in positioning include increased exposure to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	21.50%	16.11%	13.84%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,720,638,305
Number of Holdings	178
Total Advisory Fee	$12,484,003
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.0
Financials	18.6
Industrials	18.3
Health Care	11.7
Energy	9.7
Consumer Staples	5.7
Communication Services	5.6
Consumer Discretionary	2.3
Utilities	2.2
Materials	1.4
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Preferred Stocks - 1.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Canada - 2.0
United Kingdom - 1.4
Belgium - 1.3
Germany - 0.9
Taiwan - 0.9
Netherlands - 0.8
Zambia - 0.7
France - 0.6
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.4
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.0
GE Aerospace	4.5
NVIDIA Corp	4.1
GE Vernova Inc	3.4
Bank of America Corp	3.3
Apple Inc	3.2
Boeing Co	2.4
Shell PLC ADR	2.2
42.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914147.101    147-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Service Class 2

This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 94	0.86%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the technology hardware & equipment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+98%). The stock was among our biggest holdings, though we reduced our holdings this period. A second notable relative contributor was an overweight in Western Digital (+153%). This was an investment we established this period. A non-benchmark stake in Roblox gained approximately 33% and notably helped. This period we significantly decreased our position in Rolox.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in the strong-performing information technology sector. Also hurting our result were security selection and an overweight in financials, primarily within the financial services industry, and in health care.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-33%). A second notable relative detractor was an overweight in Paycom Software (-28%). This was a position we established this period. Another notable relative detractor was untimely positioning in Boeing (-6%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	18.49%	13.38%	14.58%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$291,018,837
Number of Holdings	149
Total Advisory Fee	$1,786,003
Portfolio Turnover	90%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	18.2
Industrials	14.2
Communication Services	10.8
Consumer Discretionary	8.3
Health Care	5.2
Energy	4.9
Consumer Staples	3.6
Materials	2.6
Real Estate	2.5
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.7
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 3.4
Taiwan - 2.1
Brazil - 1.8
United Kingdom - 1.6
Korea (South) - 0.9
Germany - 0.4
Netherlands - 0.3
Norway - 0.3
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.4
Amazon.com Inc	5.9
Alphabet Inc Class A	4.4
Apple Inc	3.3
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.5
Boeing Co	2.3
Broadcom Inc	2.3
GE Vernova Inc	1.9
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914208.101    971-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Service Class

This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 78	0.71%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the technology hardware & equipment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+98%). The stock was among our biggest holdings, though we reduced our holdings this period. A second notable relative contributor was an overweight in Western Digital (+153%). This was an investment we established this period. A non-benchmark stake in Roblox gained approximately 33% and notably helped. This period we significantly decreased our position in Rolox.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in the strong-performing information technology sector. Also hurting our result were security selection and an overweight in financials, primarily within the financial services industry, and in health care.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-33%). A second notable relative detractor was an overweight in Paycom Software (-28%). This was a position we established this period. Another notable relative detractor was untimely positioning in Boeing (-6%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	18.69%	13.55%	14.75%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$291,018,837
Number of Holdings	149
Total Advisory Fee	$1,786,003
Portfolio Turnover	90%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	18.2
Industrials	14.2
Communication Services	10.8
Consumer Discretionary	8.3
Health Care	5.2
Energy	4.9
Consumer Staples	3.6
Materials	2.6
Real Estate	2.5
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.7
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 3.4
Taiwan - 2.1
Brazil - 1.8
United Kingdom - 1.6
Korea (South) - 0.9
Germany - 0.4
Netherlands - 0.3
Norway - 0.3
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.4
Amazon.com Inc	5.9
Alphabet Inc Class A	4.4
Apple Inc	3.3
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.5
Boeing Co	2.3
Broadcom Inc	2.3
GE Vernova Inc	1.9
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914207.101    853-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Investor Class

This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 76	0.69%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the technology hardware & equipment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+98%). The stock was among our biggest holdings, though we reduced our holdings this period. A second notable relative contributor was an overweight in Western Digital (+153%). This was an investment we established this period. A non-benchmark stake in Roblox gained approximately 33% and notably helped. This period we significantly decreased our position in Rolox.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in the strong-performing information technology sector. Also hurting our result were security selection and an overweight in financials, primarily within the financial services industry, and in health care.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-33%). A second notable relative detractor was an overweight in Paycom Software (-28%). This was a position we established this period. Another notable relative detractor was untimely positioning in Boeing (-6%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	18.72%	13.58%	14.78%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$291,018,837
Number of Holdings	149
Total Advisory Fee	$1,786,003
Portfolio Turnover	90%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	18.2
Industrials	14.2
Communication Services	10.8
Consumer Discretionary	8.3
Health Care	5.2
Energy	4.9
Consumer Staples	3.6
Materials	2.6
Real Estate	2.5
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.7
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 3.4
Taiwan - 2.1
Brazil - 1.8
United Kingdom - 1.6
Korea (South) - 0.9
Germany - 0.4
Netherlands - 0.3
Norway - 0.3
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.4
Amazon.com Inc	5.9
Alphabet Inc Class A	4.4
Apple Inc	3.3
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.5
Boeing Co	2.3
Broadcom Inc	2.3
GE Vernova Inc	1.9
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914205.101    1463-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Dynamic Capital Appreciation Portfolio VIP Dynamic Capital Appreciation Portfolio Initial Class

This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 67	0.61%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the technology hardware & equipment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+98%). The stock was among our biggest holdings, though we reduced our holdings this period. A second notable relative contributor was an overweight in Western Digital (+153%). This was an investment we established this period. A non-benchmark stake in Roblox gained approximately 33% and notably helped. This period we significantly decreased our position in Rolox.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in the strong-performing information technology sector. Also hurting our result were security selection and an overweight in financials, primarily within the financial services industry, and in health care.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-33%). A second notable relative detractor was an overweight in Paycom Software (-28%). This was a position we established this period. Another notable relative detractor was untimely positioning in Boeing (-6%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	18.79%	13.67%	14.87%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$291,018,837
Number of Holdings	149
Total Advisory Fee	$1,786,003
Portfolio Turnover	90%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	18.2
Industrials	14.2
Communication Services	10.8
Consumer Discretionary	8.3
Health Care	5.2
Energy	4.9
Consumer Staples	3.6
Materials	2.6
Real Estate	2.5
Utilities	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Preferred Stocks - 0.7
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.1
Canada - 3.4
Taiwan - 2.1
Brazil - 1.8
United Kingdom - 1.6
Korea (South) - 0.9
Germany - 0.4
Netherlands - 0.3
Norway - 0.3
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.4
Amazon.com Inc	5.9
Alphabet Inc Class A	4.4
Apple Inc	3.3
Meta Platforms Inc Class A	3.2
Alphabet Inc Class C	2.5
Boeing Co	2.3
Broadcom Inc	2.3
GE Vernova Inc	1.9
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914206.101    786-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Balanced Portfolio VIP Balanced Portfolio Service Class 2

This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 71	0.66%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, security selection among stocks was, by far, the biggest contributor to performance versus the Fidelity Balanced 60/40 Composite Index for the year, followed by an underweight in bonds and outsized exposure to equities.
•In terms of stocks specifically, picks in the communication services sector - especially in the media & entertainment industry - helped our result most versus the S&P 500® index for the year. Picks in financials and energy also helped.
•The top individual relative contributor was an overweight in Micron Technology (+240%), one of the larger equity holdings at year-end, though we decreased our position. An outsized stake in Alphabet (+67%) also helped. The stock was a top-5 holding on December 31. An out-of-benchmark position in SK Hynix (+144%), established during the year, further aided our relative result.
•In contrast, investment choices in consumer staples and utilities modestly pressured performance compared with the benchmark in 2025.
•On a stock-specific basis, out-of-index exposure to Marvell Technology (-22%) was the biggest relative detractor. We reduced the position this period. An underweight in Palantir Technologies (+135%) also hampered the portfolio's relative result; however, we added to the stock prior to the end of December. An overweight in Gartner (-49%) detracted as well. The stock was not held in the fund at year-end.
•Notable changes in positioning include a larger allocation to the semiconductors & semiconductor equipment segment of the information technology sector and decreased exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	14.96%	9.24%	10.84%
Fidelity Balanced 60/40 Composite Index℠	13.70%	8.47%	9.78%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$8,331,081,050
Number of Holdings	350
Total Advisory Fee	$35,257,053
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.4
AA - 0.2
A - 3.1
BBB - 4.6
BB - 0.5
B - 0.2
Not Rated - 2.3
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	12.7
Communication Services	8.0
Consumer Discretionary	6.7
Health Care	6.4
Industrials	5.7
Consumer Staples	3.1
Energy	2.6
Real Estate	2.0
Utilities	1.6
Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 35.5
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
NVIDIA Corp	5.5
Alphabet Inc Class A	4.8
Apple Inc	4.8
Microsoft Corp	4.3
US Treasury Bonds	4.1
Amazon.com Inc	2.8
Broadcom Inc	1.7
Meta Platforms Inc Class A	1.6
Fannie Mae Mortgage pass-thru certificates	1.6
44.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914217.101    380-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Balanced Portfolio VIP Balanced Portfolio Service Class

This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 55	0.51%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, security selection among stocks was, by far, the biggest contributor to performance versus the Fidelity Balanced 60/40 Composite Index for the year, followed by an underweight in bonds and outsized exposure to equities.
•In terms of stocks specifically, picks in the communication services sector - especially in the media & entertainment industry - helped our result most versus the S&P 500® index for the year. Picks in financials and energy also helped.
•The top individual relative contributor was an overweight in Micron Technology (+240%), one of the larger equity holdings at year-end, though we decreased our position. An outsized stake in Alphabet (+67%) also helped. The stock was a top-5 holding on December 31. An out-of-benchmark position in SK Hynix (+144%), established during the year, further aided our relative result.
•In contrast, investment choices in consumer staples and utilities modestly pressured performance compared with the benchmark in 2025.
•On a stock-specific basis, out-of-index exposure to Marvell Technology (-22%) was the biggest relative detractor. We reduced the position this period. An underweight in Palantir Technologies (+135%) also hampered the portfolio's relative result; however, we added to the stock prior to the end of December. An overweight in Gartner (-49%) detracted as well. The stock was not held in the fund at year-end.
•Notable changes in positioning include a larger allocation to the semiconductors & semiconductor equipment segment of the information technology sector and decreased exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	15.10%	9.40%	11.01%
Fidelity Balanced 60/40 Composite Index℠	13.70%	8.47%	9.78%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$8,331,081,050
Number of Holdings	350
Total Advisory Fee	$35,257,053
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.4
AA - 0.2
A - 3.1
BBB - 4.6
BB - 0.5
B - 0.2
Not Rated - 2.3
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	12.7
Communication Services	8.0
Consumer Discretionary	6.7
Health Care	6.4
Industrials	5.7
Consumer Staples	3.1
Energy	2.6
Real Estate	2.0
Utilities	1.6
Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 35.5
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
NVIDIA Corp	5.5
Alphabet Inc Class A	4.8
Apple Inc	4.8
Microsoft Corp	4.3
US Treasury Bonds	4.1
Amazon.com Inc	2.8
Broadcom Inc	1.7
Meta Platforms Inc Class A	1.6
Fannie Mae Mortgage pass-thru certificates	1.6
44.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914218.101    469-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Balanced Portfolio VIP Balanced Portfolio Investor Class

This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 52	0.49%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, security selection among stocks was, by far, the biggest contributor to performance versus the Fidelity Balanced 60/40 Composite Index for the year, followed by an underweight in bonds and outsized exposure to equities.
•In terms of stocks specifically, picks in the communication services sector - especially in the media & entertainment industry - helped our result most versus the S&P 500® index for the year. Picks in financials and energy also helped.
•The top individual relative contributor was an overweight in Micron Technology (+240%), one of the larger equity holdings at year-end, though we decreased our position. An outsized stake in Alphabet (+67%) also helped. The stock was a top-5 holding on December 31. An out-of-benchmark position in SK Hynix (+144%), established during the year, further aided our relative result.
•In contrast, investment choices in consumer staples and utilities modestly pressured performance compared with the benchmark in 2025.
•On a stock-specific basis, out-of-index exposure to Marvell Technology (-22%) was the biggest relative detractor. We reduced the position this period. An underweight in Palantir Technologies (+135%) also hampered the portfolio's relative result; however, we added to the stock prior to the end of December. An overweight in Gartner (-49%) detracted as well. The stock was not held in the fund at year-end.
•Notable changes in positioning include a larger allocation to the semiconductors & semiconductor equipment segment of the information technology sector and decreased exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	15.16%	9.43%	11.04%
Fidelity Balanced 60/40 Composite Index℠	13.70%	8.47%	9.78%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$8,331,081,050
Number of Holdings	350
Total Advisory Fee	$35,257,053
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.4
AA - 0.2
A - 3.1
BBB - 4.6
BB - 0.5
B - 0.2
Not Rated - 2.3
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	12.7
Communication Services	8.0
Consumer Discretionary	6.7
Health Care	6.4
Industrials	5.7
Consumer Staples	3.1
Energy	2.6
Real Estate	2.0
Utilities	1.6
Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 35.5
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
NVIDIA Corp	5.5
Alphabet Inc Class A	4.8
Apple Inc	4.8
Microsoft Corp	4.3
US Treasury Bonds	4.1
Amazon.com Inc	2.8
Broadcom Inc	1.7
Meta Platforms Inc Class A	1.6
Fannie Mae Mortgage pass-thru certificates	1.6
44.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914216.101    1462-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Balanced Portfolio VIP Balanced Portfolio Initial Class

This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 45	0.41%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, security selection among stocks was, by far, the biggest contributor to performance versus the Fidelity Balanced 60/40 Composite Index for the year, followed by an underweight in bonds and outsized exposure to equities.
•In terms of stocks specifically, picks in the communication services sector - especially in the media & entertainment industry - helped our result most versus the S&P 500® index for the year. Picks in financials and energy also helped.
•The top individual relative contributor was an overweight in Micron Technology (+240%), one of the larger equity holdings at year-end, though we decreased our position. An outsized stake in Alphabet (+67%) also helped. The stock was a top-5 holding on December 31. An out-of-benchmark position in SK Hynix (+144%), established during the year, further aided our relative result.
•In contrast, investment choices in consumer staples and utilities modestly pressured performance compared with the benchmark in 2025.
•On a stock-specific basis, out-of-index exposure to Marvell Technology (-22%) was the biggest relative detractor. We reduced the position this period. An underweight in Palantir Technologies (+135%) also hampered the portfolio's relative result; however, we added to the stock prior to the end of December. An overweight in Gartner (-49%) detracted as well. The stock was not held in the fund at year-end.
•Notable changes in positioning include a larger allocation to the semiconductors & semiconductor equipment segment of the information technology sector and decreased exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	15.25%	9.52%	11.13%
Fidelity Balanced 60/40 Composite Index℠	13.70%	8.47%	9.78%
S&P 500® Index	17.88%	14.42%	14.82%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$8,331,081,050
Number of Holdings	350
Total Advisory Fee	$35,257,053
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.4
AA - 0.2
A - 3.1
BBB - 4.6
BB - 0.5
B - 0.2
Not Rated - 2.3
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	12.7
Communication Services	8.0
Consumer Discretionary	6.7
Health Care	6.4
Industrials	5.7
Consumer Staples	3.1
Energy	2.6
Real Estate	2.0
Utilities	1.6
Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 35.5
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.8
NVIDIA Corp	5.5
Alphabet Inc Class A	4.8
Apple Inc	4.8
Microsoft Corp	4.3
US Treasury Bonds	4.1
Amazon.com Inc	2.8
Broadcom Inc	1.7
Meta Platforms Inc Class A	1.6
Fannie Mae Mortgage pass-thru certificates	1.6
44.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914219.101    616-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Variable Insurance Products Fund III (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Balanced Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Value Strategies Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Balanced Portfolio	$54,300	$-	$6,700	$500
VIP Dynamic Capital Appreciation Portfolio	$36,300	$-	$6,600	$400
VIP Growth & Income Portfolio	$45,900	$-	$9,500	$500
VIP Growth Opportunities Portfolio	$48,100	$-	$5,300	$500
VIP Value Strategies Portfolio	$43,000	$-	$11,300	$500

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Balanced Portfolio	$52,900	$-	$11,100	$1,200
VIP Dynamic Capital Appreciation Portfolio	$34,800	$-	$10,000	$800
VIP Growth & Income Portfolio	$43,900	$-	$9,900	$1,000
VIP Growth Opportunities Portfolio	$46,200	$-	$8,200	$1,000
VIP Value Strategies Portfolio	$40,800	$-	$11,200	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP Mid Cap Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Mid Cap Portfolio	$44,600	$2,000	$7,900	$600

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Mid Cap Portfolio	$42,800	$3,900	$7,900	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
Deloitte Entities	$2,474,000	$3,404,400
PwC	$13,762,100	$15,304,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Value Strategies Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Value Strategies Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 3.7%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear Inc	173,300	10,831,960
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Imperial Oil Ltd (a)	132,400	11,438,558
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc	50,500	5,219,799
Materials - 0.8%
Chemicals - 0.8%
Methanex Corp (United States) (a)	200,300	7,955,916
TOTAL CANADA		35,446,233
HONG KONG - 0.6%
Financials - 0.6%
Insurance - 0.6%
Prudential PLC	343,100	5,277,934
PORTUGAL - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Galp Energia SGPS SA	456,400	7,846,966
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	77,300	9,625,396
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (c)(d)	115,500	3,719,291
UNITED STATES - 90.6%
Communication Services - 1.7%
Interactive Media & Services - 0.7%
ZoomInfo Technologies Inc (b)	630,400	6,411,168
Media - 1.0%
Nexstar Media Group Inc	48,400	9,827,620
TOTAL COMMUNICATION SERVICES		16,238,788
Consumer Discretionary - 9.8%
Automobile Components - 1.0%
Patrick Industries Inc (a)	83,576	9,062,146
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (a)(b)	369,900	5,481,918
Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations Inc (b)	173,300	7,755,175
Household Durables - 1.5%
Somnigroup International Inc	87,100	7,776,288
TopBuild Corp (b)	16,500	6,883,635
		14,659,923
Leisure Products - 1.8%
BRP Inc Subordinate Voting Shares (a)	120,600	8,527,361
Hasbro Inc	105,300	8,634,600
		17,161,961
Specialty Retail - 3.5%
Bath & Body Works Inc	439,000	8,815,120
Lithia Motors Inc Class A	33,000	10,966,890
Signet Jewelers Ltd (a)	81,200	6,729,856
Upbound Group Inc (a)	379,100	6,656,996
		33,168,862
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp	82,900	5,555,958
TOTAL CONSUMER DISCRETIONARY		92,845,943
Consumer Staples - 4.8%
Beverages - 1.4%
Keurig Dr Pepper Inc	195,900	5,487,159
Primo Brands Corp Class A	489,300	8,000,055
		13,487,214
Consumer Staples Distribution & Retail - 1.0%
Dollar Tree Inc (b)	74,400	9,151,944
Food Products - 2.4%
Bunge Global SA	90,700	8,079,556
Darling Ingredients Inc (b)	242,663	8,735,868
Ingredion Inc	57,900	6,384,054
		23,199,478
TOTAL CONSUMER STAPLES		45,838,636
Energy - 5.5%
Energy Equipment & Services - 2.3%
Expro Group Holdings NV (a)(b)	801,700	10,702,695
Weatherford International PLC	146,000	11,425,960
		22,128,655
Oil, Gas & Consumable Fuels - 3.2%
Core Natural Resources Inc	116,347	10,297,873
Phillips 66	78,400	10,116,736
Targa Resources Corp	51,400	9,483,300
		29,897,909
TOTAL ENERGY		52,026,564
Financials - 15.4%
Banks - 2.4%
East West Bancorp Inc	96,393	10,833,609
First Citizens BancShares Inc/NC Class A	5,700	12,233,226
		23,066,835
Capital Markets - 2.5%
Ameriprise Financial Inc	22,000	10,787,480
Blue Owl Capital Inc Class A	285,500	4,265,370
Raymond James Financial Inc	55,600	8,928,804
		23,981,654
Consumer Finance - 2.0%
OneMain Holdings Inc	168,800	11,402,440
SLM Corp	281,300	7,611,978
		19,014,418
Financial Services - 4.7%
Apollo Global Management Inc	59,700	8,642,172
Corpay Inc (b)	15,600	4,694,508
Global Payments Inc	112,300	8,692,020
NCR Atleos Corp (b)	214,700	8,182,217
PennyMac Financial Services Inc	42,100	5,550,464
WEX Inc (b)	60,100	8,953,698
		44,715,079
Insurance - 3.8%
Assurant Inc	42,900	10,332,465
First American Financial Corp	111,270	6,836,429
Reinsurance Group of America Inc	46,005	9,360,177
Travelers Companies Inc/The	31,700	9,194,902
		35,723,973
TOTAL FINANCIALS		146,501,959
Health Care - 8.9%
Health Care Equipment & Supplies - 2.5%
Lantheus Holdings Inc (b)	114,700	7,633,285
QuidelOrtho Corp (b)	339,700	9,701,832
Solventum Corp (b)	81,900	6,489,756
		23,824,873
Health Care Providers & Services - 4.3%
Acadia Healthcare Co Inc (b)	434,700	6,168,393
AdaptHealth Corp (b)	667,200	6,645,312
Cigna Group/The	16,700	4,596,341
CVS Health Corp	155,300	12,324,608
Molina Healthcare Inc (b)	62,600	10,863,604
		40,598,258
Life Sciences Tools & Services - 2.1%
ICON PLC (b)	50,100	9,129,222
IQVIA Holdings Inc (b)	47,600	10,729,516
		19,858,738
TOTAL HEALTH CARE		84,281,869
Industrials - 18.3%
Aerospace & Defense - 0.5%
Textron Inc	55,600	4,846,652
Air Freight & Logistics - 2.5%
FedEx Corp	27,800	8,030,308
GXO Logistics Inc (b)	181,300	9,543,632
United Parcel Service Inc Class B	59,500	5,901,805
		23,475,745
Building Products - 0.9%
Owens Corning	35,900	4,017,569
UFP Industries Inc	49,700	4,525,185
		8,542,754
Commercial Services & Supplies - 1.8%
Brink's Co/The	74,600	8,708,058
HNI Corp	103,400	4,346,936
Vestis Corp (a)	603,900	4,028,013
		17,083,007
Construction & Engineering - 1.7%
Centuri Holdings Inc (b)	304,400	7,686,100
Fluor Corp (b)	108,800	4,311,744
WillScot Holdings Corp	235,600	4,436,348
		16,434,192
Electrical Equipment - 0.9%
Regal Rexnord Corp	60,600	8,503,392
Ground Transportation - 2.7%
Ryder System Inc	43,500	8,325,465
Saia Inc (b)	20,800	6,791,616
U-Haul Holding Co Class N	141,100	6,595,014
XPO Inc (b)	32,000	4,349,120
		26,061,215
Machinery - 3.6%
Allison Transmission Holdings Inc	95,000	9,300,500
Gates Industrial Corp PLC (b)	348,200	7,475,854
Oshkosh Corp	74,700	9,384,561
Terex Corp	130,500	6,966,090
		33,127,005
Professional Services - 2.7%
Amentum Holdings Inc (b)	360,500	10,454,500
First Advantage Corp (a)(b)	504,300	7,327,479
KBR Inc	170,600	6,858,120
SS&C Technologies Holdings Inc	10,700	935,394
		25,575,493
Trading Companies & Distributors - 1.0%
Herc Holdings Inc (a)	65,400	9,704,052
TOTAL INDUSTRIALS		173,353,507
Information Technology - 9.0%
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics Inc (b)	76,300	8,406,734
Avnet Inc	158,200	7,606,256
		16,012,990
Semiconductors & Semiconductor Equipment - 2.7%
First Solar Inc (b)	57,400	14,994,602
ON Semiconductor Corp (b)	193,000	10,450,950
		25,445,552
Technology Hardware, Storage & Peripherals - 4.6%
Sandisk Corp/DE	83,300	19,773,754
Western Digital Corp	138,600	23,876,622
		43,650,376
TOTAL INFORMATION TECHNOLOGY		85,108,918
Materials - 4.8%
Chemicals - 1.5%
Corteva Inc	137,900	9,243,437
Mosaic Co/The	216,800	5,222,712
		14,466,149
Containers & Packaging - 1.4%
Silgan Holdings Inc	91,610	3,698,296
Smurfit WestRock PLC	253,600	9,806,712
		13,505,008
Metals & Mining - 1.9%
Constellium SE (b)	573,300	10,806,705
Reliance Inc	25,200	7,279,524
		18,086,229
TOTAL MATERIALS		46,057,386
Real Estate - 7.0%
Health Care REITs - 2.2%
Ventas Inc	140,100	10,840,938
Welltower Inc	53,400	9,911,574
		20,752,512
Industrial REITs - 2.1%
Prologis Inc	78,547	10,027,310
Rexford Industrial Realty Inc	245,700	9,513,504
		19,540,814
Real Estate Management & Development - 1.1%
Jones Lang LaSalle Inc (b)	31,700	10,666,099
Residential REITs - 1.0%
Sun Communities Inc	74,600	9,243,686
Specialized REITs - 0.6%
Equinix Inc	8,100	6,205,896
TOTAL REAL ESTATE		66,409,007
Utilities - 5.4%
Electric Utilities - 3.0%
Constellation Energy Corp	26,633	9,408,640
Eversource Energy	131,700	8,867,361
PG&E Corp	655,500	10,533,885
		28,809,886
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp/The	732,900	10,509,786
Multi-Utilities - 1.3%
Sempra	141,100	12,457,719
TOTAL UTILITIES		51,777,391
TOTAL UNITED STATES		860,439,968
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (b)	329,100	8,823,635
TOTAL COMMON STOCKS (Cost $767,848,165)		931,179,423

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	1,476,884	1,477,179
Fidelity Securities Lending Cash Central Fund (e)(f)	3.77	39,832,752	39,836,735
TOTAL MONEY MARKET FUNDS (Cost $41,313,969)			41,313,914

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $809,162,134)	972,493,337
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(21,976,966)
NET ASSETS - 100.0%	950,516,371

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,719,291 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,719,291 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,250,567	184,689,886	194,463,477	210,914	258	(55)	1,477,179	1,476,884	0.0%
Fidelity Securities Lending Cash Central Fund	12,655,829	353,595,788	326,414,698	173,755	(184)	-	39,836,735	39,832,752	0.1%
Total	23,906,396	538,285,674	520,878,175	384,669	74	(55)	41,313,914

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,958,079	16,238,788	3,719,291	-
Consumer Discretionary	103,677,903	103,677,903	-	-
Consumer Staples	45,838,636	45,838,636	-	-
Energy	71,312,088	71,312,088	-	-
Financials	161,405,289	156,127,355	5,277,934	-
Health Care	84,281,869	84,281,869	-	-
Industrials	178,573,306	178,573,306	-	-
Information Technology	85,108,918	85,108,918	-	-
Materials	62,836,937	62,836,937	-	-
Real Estate	66,409,007	66,409,007	-	-
Utilities	51,777,391	51,777,391	-	-

Money Market Funds	41,313,914	41,313,914	-	-
Total Investments in Securities:	972,493,337	963,496,112	8,997,225	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $45,518,804) - See accompanying schedule:
Unaffiliated issuers (cost $767,848,165)	$931,179,423
Fidelity Central Funds (cost $41,313,969)	41,313,914

Total Investment in Securities (cost $809,162,134)		$972,493,337
Receivable for fund shares sold		18,555,965
Dividends receivable		820,005
Distributions receivable from Fidelity Central Funds		14,399
Prepaid expenses		724
Total assets		991,884,430
Liabilities
Payable for fund shares redeemed	$927,798
Accrued management fee	476,337
Distribution and service plan fees payable	80,667
Other payables and accrued expenses	46,380
Collateral on securities loaned	39,836,877
Total liabilities		41,368,059
Net Assets		$950,516,371
Net Assets consist of:
Paid in capital		$789,451,298
Total accumulated earnings (loss)		161,065,073
Net Assets		$950,516,371

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($124,155,177 ÷ 7,794,476 shares)		$15.93
Service Class :
Net Asset Value, offering price and redemption price per share ($30,676,877 ÷ 1,934,604 shares)		$15.86
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($391,646,600 ÷ 24,224,765 shares)		$16.17
Investor Class :
Net Asset Value, offering price and redemption price per share ($404,037,717 ÷ 25,673,409 shares)		$15.74
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$13,911,659
Income from Fidelity Central Funds (including $173,755 from security lending)		384,669
Total income		14,296,328
Expenses
Management fee	$5,457,924
Distribution and service plan fees	920,369
Custodian fees and expenses	22,025
Independent trustees' fees and expenses	3,453
Audit fees	63,599
Legal	4,505
Miscellaneous	2,993
Total expenses		6,474,868
Net Investment income (loss)		7,821,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,209,310
Fidelity Central Funds	74
Foreign currency transactions	8,613
Total net realized gain (loss)		20,217,997
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	37,849,596
Fidelity Central Funds	(55)
Assets and liabilities in foreign currencies	1,596
Total change in net unrealized appreciation (depreciation)		37,851,137
Net gain (loss)		58,069,134
Net increase (decrease) in net assets resulting from operations		$65,890,594
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,821,460	$6,430,357
Net realized gain (loss)	20,217,997	110,906,006
Change in net unrealized appreciation (depreciation)	37,851,137	(52,166,849)
Net increase (decrease) in net assets resulting from operations	65,890,594	65,169,514
Distributions to shareholders	(45,208,189)	(110,011,992)

Share transactions - net increase (decrease)	(8,548,335)	282,103,850
Total increase (decrease) in net assets	12,134,070	237,261,372

Net Assets
Beginning of period	938,382,301	701,120,929
End of period	$950,516,371	$938,382,301

Financial Highlights
VIP Value Strategies Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.51	$16.55	$14.38	$16.40	$13.55
Income from Investment Operations
Net investment income (loss) A,B	.15	.18	.17	.16	.24 C
Net realized and unrealized gain (loss)	1.07	1.46	2.80	(1.29)	4.26
Total from investment operations	1.22	1.64	2.97	(1.13)	4.50
Distributions from net investment income	(.17)	(.18)	(.19)	(.16) D	(.26)
Distributions from net realized gain	(.63)	(2.50)	(.61)	(.73) D	(1.39)
Total distributions	(.80)	(2.68)	(.80)	(.89)	(1.65)
Net asset value, end of period	$15.93	$15.51	$16.55	$14.38	$16.40
Total Return E,F	7.99%	9.40%	20.85%	(7.03)%	33.60%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.59%	.60%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.59%	.60%	.63%	.63%	.63%
Expenses net of all reductions, if any	.59%	.60%	.63%	.63%	.63%
Net investment income (loss)	1.01%	1.03%	1.12%	1.02%	1.47% C
Supplemental Data
Net assets, end of period (000 omitted)	$124,155	$109,983	$101,102	$92,162	$125,050
Portfolio turnover rate I	62%	66%	57%	59%	62%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.09%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.43	$16.48	$14.32	$16.35	$13.51
Income from Investment Operations
Net investment income (loss) A,B	.14	.16	.16	.14	.22 C
Net realized and unrealized gain (loss)	1.07	1.46	2.79	(1.29)	4.25
Total from investment operations	1.21	1.62	2.95	(1.15)	4.47
Distributions from net investment income	(.15)	(.17)	(.17)	(.15) D	(.24)
Distributions from net realized gain	(.63)	(2.50)	(.61)	(.73) D	(1.39)
Total distributions	(.78)	(2.67)	(.79) E	(.88)	(1.63)
Net asset value, end of period	$15.86	$15.43	$16.48	$14.32	$16.35
Total Return F,G	7.91%	9.27%	20.77%	(7.19)%	33.48%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69%	.70%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.69%	.70%	.73%	.73%	.73%
Expenses net of all reductions, if any	.69%	.70%	.73%	.73%	.73%
Net investment income (loss)	.91%	.93%	1.02%	.92%	1.37% C
Supplemental Data
Net assets, end of period (000 omitted)	$30,677	$32,922	$31,303	$24,199	$27,216
Portfolio turnover rate J	62%	66%	57%	59%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.73	$16.75	$14.54	$16.59	$13.68
Income from Investment Operations
Net investment income (loss) A,B	.12	.13	.13	.12	.20 C
Net realized and unrealized gain (loss)	1.08	1.49	2.84	(1.31)	4.31
Total from investment operations	1.20	1.62	2.97	(1.19)	4.51
Distributions from net investment income	(.13)	(.14)	(.15)	(.13) D	(.21)
Distributions from net realized gain	(.63)	(2.50)	(.61)	(.73) D	(1.39)
Total distributions	(.76)	(2.64)	(.76)	(.86)	(1.60)
Net asset value, end of period	$16.17	$15.73	$16.75	$14.54	$16.59
Total Return E,F	7.70%	9.16%	20.61%	(7.35)%	33.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84%	.85%	.89%	.89%	.88%
Expenses net of fee waivers, if any	.84%	.85%	.88%	.88%	.88%
Expenses net of all reductions, if any	.84%	.85%	.88%	.88%	.88%
Net investment income (loss)	.76%	.78%	.87%	.77%	1.22% C
Supplemental Data
Net assets, end of period (000 omitted)	$391,647	$372,033	$340,221	$309,683	$315,104
Portfolio turnover rate I	62%	66%	57%	59%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Strategies Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.33	$16.38	$14.24	$16.25	$13.44
Income from Investment Operations
Net investment income (loss) A,B	.14	.16	.16	.14	.23 C
Net realized and unrealized gain (loss)	1.05	1.46	2.77	(1.27)	4.22
Total from investment operations	1.19	1.62	2.93	(1.13)	4.45
Distributions from net investment income	(.16)	(.17)	(.17)	(.15) D	(.24)
Distributions from net realized gain	(.63)	(2.50)	(.61)	(.73) D	(1.39)
Total distributions	(.78) E	(2.67)	(.79) E	(.88)	(1.64) E
Net asset value, end of period	$15.74	$15.33	$16.38	$14.24	$16.25
Total Return F,G	7.89%	9.37%	20.75%	(7.11)%	33.48%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.66%	.67%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.66%	.66%	.71%	.71%	.71%
Expenses net of all reductions, if any	.66%	.66%	.71%	.71%	.71%
Net investment income (loss)	.94%	.96%	1.05%	.95%	1.39% C
Supplemental Data
Net assets, end of period (000 omitted)	$404,038	$423,444	$228,494	$221,074	$282,755
Portfolio turnover rate J	62%	66%	57%	59%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$232,272,780
Gross unrealized depreciation	(70,699,746)
Net unrealized appreciation (depreciation)	$161,573,034
Tax Cost	$810,920,303

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$161,574,706

The Fund intends to elect to defer to its next fiscal year $496,668 of capital losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$12,998,514	$ 22,345,900
Long-term Capital Gains	32,209,675	87,666,092
Total	$45,208,189	$ 110,011,992

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Strategies Portfolio	550,470,122	579,228,650
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$31,303
Service Class 2	889,066
$920,369
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Strategies Portfolio	15,979

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Strategies Portfolio	62,998,399	38,308,700	6,251,686
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Value Strategies Portfolio	1,171
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Strategies Portfolio	18,645	641	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
VIP Value Strategies Portfolio	7,767,744
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Value Strategies Portfolio
Distributions to shareholders
Initial Class	$5,905,284	$16,131,999
Service Class	1,543,219	4,972,869
Service Class 2	17,353,077	54,511,797
Investor Class	20,406,609	34,395,327
Total	$45,208,189	$110,011,992
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Value Strategies Portfolio
Initial Class
Shares sold	2,257,622	1,635,429	$34,289,314	$27,661,415
Reinvestment of distributions	373,106	993,454	5,905,284	16,131,999
Shares redeemed	(1,926,864)	(1,648,291)	(29,298,472)	(28,884,213)
Net increase (decrease)	703,864	980,592	$10,896,126	$14,909,201
Service Class
Shares sold	219,472	296,815	$3,237,107	$5,051,659
Reinvestment of distributions	98,236	307,743	1,543,219	4,972,869
Shares redeemed	(516,141)	(371,327)	(7,816,425)	(6,432,574)
Net increase (decrease)	(198,433)	233,231	$(3,036,099)	$3,591,954
Service Class 2
Shares sold	3,288,413	3,355,920	$51,104,491	$57,869,506
Reinvestment of distributions	1,083,531	3,310,610	17,353,077	54,511,796
Shares redeemed	(3,802,237)	(3,325,471)	(57,702,167)	(57,689,743)
Net increase (decrease)	569,707	3,341,059	$10,755,401	$54,691,559
Investor Class
Shares sold	2,010,098	14,479,492	$29,779,464	$223,564,703
Reinvestment of distributions	1,308,699	2,143,011	20,406,608	34,395,326
Shares redeemed	(5,269,783)	(2,947,710)	(77,349,835)	(49,048,893)
Net increase (decrease)	(1,950,986)	13,674,793	$(27,163,763)	$208,911,136
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Value Strategies Portfolio.	23%	2	36%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP FundsManager 60% Portfolio
VIP Value Strategies Portfolio	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Value Strategies Portfolio	31%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund III and the Shareholders of VIP Value Strategies Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Value Strategies Portfolio (the "Fund"), a fund of Variable Insurance Products Fund III, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $19,596,852, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 1%, and 100%; Service Class designates 1%, and 100%; Service Class 2 designates 1%, and 100%; and Investor Class designates 1%, and 100%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.781994.123
VIPVS-ANN-0226
Fidelity® Variable Insurance Products:

VIP Mid Cap Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Mid Cap Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	210,400	58,996,732
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	479,500	56,371,076
CANADA - 2.4%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	686,300	58,677,137
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cenovus Energy Inc	592,473	10,023,113
Industrials - 1.4%
Commercial Services & Supplies - 1.4%
RB Global Inc (United States) (b)	1,026,200	105,565,194
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp	1,119,700	14,161,955
TOTAL CANADA		188,427,399
CHINA - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
WuXi XDC Cayman Inc (a)	1,265,000	9,874,304
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	93,400	23,050,373
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (a)(b)	494,000	20,204,600
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	94,000	8,948,800
TOTAL GERMANY		29,153,400
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	738,312	19,476,671
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	22,100	18,584,995
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Silicon Motion Technology Corp ADR	552,118	51,181,339
THAILAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Fabrinet (a)	60,700	27,635,496
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	414,100	18,452,296
UNITED STATES - 93.4%
Communication Services - 1.6%
Entertainment - 1.0%
Liberty Media Corp-Liberty Formula One Class C (a)	400,700	39,472,957
Live Nation Entertainment Inc (a)(b)	228,894	32,617,395
		72,090,352
Interactive Media & Services - 0.5%
ZoomInfo Technologies Inc (a)	3,813,800	38,786,346
Media - 0.1%
Magnite Inc (a)	649,100	10,534,893
TOTAL COMMUNICATION SERVICES		121,411,591
Consumer Discretionary - 10.9%
Automobile Components - 0.2%
Aptiv PLC (a)	229,400	17,455,046
Diversified Consumer Services - 2.3%
Duolingo Inc Class A (a)	138,900	24,376,950
Grand Canyon Education Inc (a)	438,000	72,843,780
Service Corp International/US	1,107,300	86,336,181
		183,556,911
Hotels, Restaurants & Leisure - 4.3%
Aramark	1,741,758	64,201,200
Cava Group Inc (a)(b)	271,700	15,946,073
Churchill Downs Inc	371,904	42,315,237
Dutch Bros Inc Class A (a)	624,000	38,201,280
First Watch Restaurant Group Inc (a)	1,075,555	16,219,369
Hilton Grand Vacations Inc (a)(b)	1,415,800	63,357,050
Texas Roadhouse Inc	317,100	52,638,600
Viking Holdings Ltd (a)	607,490	43,380,861
		336,259,670
Household Durables - 1.9%
Cavco Industries Inc (a)	76,700	45,309,758
Somnigroup International Inc	1,130,800	100,957,824
		146,267,582
Leisure Products - 0.7%
YETI Holdings Inc (a)	1,275,700	56,347,669
Specialty Retail - 1.5%
Chewy Inc Class A (a)	1,002,000	33,116,100
Dick's Sporting Goods Inc	249,236	49,341,251
Warby Parker Inc Class A (a)	216,829	4,724,704
Williams-Sonoma Inc	156,246	27,903,973
		115,086,028
TOTAL CONSUMER DISCRETIONARY		854,972,906
Consumer Staples - 3.2%
Consumer Staples Distribution & Retail - 3.1%
BJ's Wholesale Club Holdings Inc (a)	885,399	79,712,472
Performance Food Group Co (a)	832,100	74,822,432
US Foods Holding Corp (a)	1,202,440	90,567,781
		245,102,685
Food Products - 0.1%
Westrock Coffee Co (a)(b)	2,288,442	9,313,959
TOTAL CONSUMER STAPLES		254,416,644
Energy - 2.6%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	700,448	31,898,402
Kodiak Gas Services Inc	416,900	15,592,059
		47,490,461
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	1,943,425	66,970,426
Chord Energy Corp	100,500	9,316,350
Ovintiv Inc	1,070,000	41,933,300
Permian Resources Corp Class A	2,718,900	38,146,167
		156,366,243
TOTAL ENERGY		203,856,704
Financials - 16.7%
Banks - 8.1%
Bancorp Inc/The (a)	508,922	34,362,413
Coastal Financial Corp/WA Class A (a)	286,300	32,807,117
East West Bancorp Inc	1,034,817	116,303,083
First Citizens BancShares Inc/NC Class A	26,000	55,800,680
Hancock Whitney Corp	518,000	32,986,240
Huntington Bancshares Inc/OH	1,834,900	31,835,515
KeyCorp	3,398,200	70,138,848
Old National Bancorp/IN	3,530,900	78,774,379
Pinnacle Financial Partners Inc	390,000	37,209,900
Western Alliance Bancorp	498,600	41,917,302
Wintrust Financial Corp	681,841	95,335,009
		627,470,486
Capital Markets - 2.3%
Blue Owl Capital Inc Class A	3,132,800	46,804,032
Houlihan Lokey Inc Class A	117,400	20,449,906
Northern Trust Corp	142,055	19,403,292
Raymond James Financial Inc	173,197	27,813,706
Stifel Financial Corp	418,600	52,417,092
WisdomTree Inc	1,402,500	17,096,475
		183,984,503
Financial Services - 2.4%
Affirm Holdings Inc Class A (a)	279,800	20,825,514
Equitable Holdings Inc	1,916,500	91,321,225
PennyMac Financial Services Inc	243,600	32,116,224
Toast Inc Class A (a)	1,329,900	47,224,749
		191,487,712
Insurance - 3.9%
First American Financial Corp	701,600	43,106,304
Globe Life Inc	205,700	28,769,202
Primerica Inc	329,347	85,090,091
Reinsurance Group of America Inc	509,378	103,638,048
Unum Group	576,000	44,640,000
		305,243,645
TOTAL FINANCIALS		1,308,186,346
Health Care - 8.7%
Biotechnology - 1.4%
Centessa Pharmaceuticals PLC ADR (a)	702,200	17,562,022
Cytokinetics Inc (a)	307,200	19,519,488
Disc Medicine Inc (a)	167,800	13,324,998
Krystal Biotech Inc (a)	50,884	12,544,941
Legend Biotech Corp ADR (a)	393,500	8,554,690
Revolution Medicines Inc (a)	253,400	20,183,310
Ultragenyx Pharmaceutical Inc (a)	39,023	897,529
United Therapeutics Corp (a)	41,100	20,025,975
		112,612,953
Health Care Equipment & Supplies - 2.6%
Insulet Corp (a)	102,400	29,106,176
Masimo Corp (a)	418,800	54,469,128
Penumbra Inc (a)	211,632	65,798,505
TransMedics Group Inc (a)(b)	383,700	46,677,105
		196,050,914
Health Care Providers & Services - 1.8%
BrightSpring Health Services Inc (a)	2,095,700	78,483,965
GeneDx Holdings Corp Class A (a)	122,300	15,906,338
Molina Healthcare Inc (a)	155,800	27,037,532
Tenet Healthcare Corp (a)	110,862	22,030,497
		143,458,332
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	168,400	37,591,932
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (a)	953,300	15,548,323
Charles River Laboratories International Inc (a)	118,879	23,713,983
Repligen Corp (a)	137,100	22,465,206
		61,727,512
Pharmaceuticals - 1.6%
Corcept Therapeutics Inc (a)	150,500	5,237,400
Crinetics Pharmaceuticals Inc (a)	389,200	18,117,260
Elanco Animal Health Inc (a)	4,540,500	102,751,515
		126,106,175
TOTAL HEALTH CARE		677,547,818
Industrials - 21.8%
Aerospace & Defense - 3.0%
ATI Inc (a)	1,065,900	122,322,684
Axon Enterprise Inc (a)	30,654	17,409,326
Textron Inc	234,300	20,423,931
Woodward Inc	256,800	77,635,776
		237,791,717
Building Products - 0.9%
Modine Manufacturing Co (a)	123,000	16,421,730
Simpson Manufacturing Co Inc	338,800	54,706,036
		71,127,766
Construction & Engineering - 4.2%
Comfort Systems USA Inc	158,300	147,739,808
Construction Partners Inc Class A (a)	187,700	20,374,835
EMCOR Group Inc	191,300	117,035,427
Granite Construction Inc	177,000	20,416,950
Quanta Services Inc	55,269	23,326,834
		328,893,854
Electrical Equipment - 2.7%
Acuity Inc	175,323	63,123,293
AMETEK Inc	149,926	30,781,307
nVent Electric PLC	745,300	75,998,241
Vertiv Holdings Co Class A	253,400	41,053,334
		210,956,175
Ground Transportation - 1.2%
Knight-Swift Transportation Holdings Inc	819,500	42,843,460
XPO Inc (a)	350,900	47,690,819
		90,534,279
Machinery - 5.0%
Allison Transmission Holdings Inc	191,800	18,777,220
CECO Environmental Corp (a)	1,036,200	62,016,570
Crane Co	208,936	38,534,066
Flowserve Corp	996,200	69,116,356
Ingersoll Rand Inc	242,920	19,244,122
ITT Inc	677,209	117,502,535
Westinghouse Air Brake Technologies Corp	301,400	64,333,830
		389,524,699
Passenger Airlines - 0.8%
Alaska Air Group Inc (a)	1,194,700	60,093,410
Professional Services - 3.6%
CACI International Inc (a)	86,300	45,981,503
ExlService Holdings Inc (a)	1,342,500	56,975,700
FTI Consulting Inc (a)	304,200	51,966,486
KBR Inc	1,038,200	41,735,640
TransUnion	1,031,100	88,416,825
		285,076,154
Trading Companies & Distributors - 0.4%
Herc Holdings Inc	102,200	15,164,436
Watsco Inc	41,700	14,050,815
		29,215,251
TOTAL INDUSTRIALS		1,703,213,305
Information Technology - 16.7%
Communications Equipment - 3.9%
Digi International Inc (a)	1,536,201	66,502,141
Lumentum Holdings Inc (a)	639,800	235,823,882
		302,326,023
Electronic Equipment, Instruments & Components - 3.8%
Belden Inc	247,600	28,857,780
Coherent Corp (a)	877,300	161,923,261
Flex Ltd (a)	1,197,500	72,352,950
OSI Systems Inc (a)	136,693	34,864,917
		297,998,908
IT Services - 3.1%
GoDaddy Inc Class A (a)	299,900	37,211,592
Kyndryl Holdings Inc (a)	1,512,400	40,169,344
Okta Inc Class A (a)	511,400	44,220,758
Twilio Inc Class A (a)	835,000	118,770,400
		240,372,094
Semiconductors & Semiconductor Equipment - 3.0%
First Solar Inc (a)	141,900	37,068,537
GlobalFoundries Inc (a)	538,700	18,811,404
MACOM Technology Solutions Holdings Inc (a)	156,900	26,873,832
MKS Inc	472,900	75,569,420
Rambus Inc (a)	469,500	43,142,355
Veeco Instruments Inc (a)	1,252,600	35,799,308
		237,264,856
Software - 0.6%
Appfolio Inc Class A (a)	99,100	23,055,615
Riot Platforms Inc (a)	1,232,400	15,614,508
Terawulf Inc (a)(b)	1,250,000	14,362,500
		53,032,623
Technology Hardware, Storage & Peripherals - 2.3%
Western Digital Corp	1,038,000	178,816,260
TOTAL INFORMATION TECHNOLOGY		1,309,810,764
Materials - 2.8%
Chemicals - 0.8%
Element Solutions Inc	1,702,005	42,533,105
HB Fuller Co	333,700	19,841,802
		62,374,907
Construction Materials - 0.4%
Martin Marietta Materials Inc	51,937	32,339,092
Containers & Packaging - 1.5%
AptarGroup Inc	551,200	67,224,352
Crown Holdings Inc	327,800	33,753,566
Smurfit WestRock PLC	418,400	16,179,528
		117,157,446
Metals & Mining - 0.1%
MP Materials Corp (a)(b)	114,200	5,769,384
TOTAL MATERIALS		217,640,829
Real Estate - 5.5%
Health Care REITs - 1.0%
Ventas Inc	1,023,337	79,185,817
Industrial REITs - 0.5%
EastGroup Properties Inc	133,800	23,835,132
Terreno Realty Corp	315,300	18,511,263
		42,346,395
Office REITs - 0.2%
Vornado Realty Trust	388,600	12,932,608
Real Estate Management & Development - 0.8%
Jones Lang LaSalle Inc (a)	193,300	65,039,651
Residential REITs - 1.0%
Camden Property Trust	173,000	19,043,840
Invitation Homes Inc	1,016,872	28,258,873
Sun Communities Inc	230,700	28,586,037
		75,888,750
Retail REITs - 1.7%
Acadia Realty Trust	2,419,100	49,688,314
Macerich Co/The	1,660,300	30,649,138
NNN REIT Inc	824,000	32,655,120
Urban Edge Properties	916,800	17,593,392
		130,585,964
Specialized REITs - 0.3%
Four Corners Property Trust Inc	1,060,200	24,448,212
TOTAL REAL ESTATE		430,427,397
Utilities - 2.9%
Electric Utilities - 0.3%
Evergy Inc	392,700	28,466,823
Gas Utilities - 0.6%
Southwest Gas Holdings Inc	562,600	45,019,252
Independent Power and Renewable Electricity Producers - 0.9%
Talen Energy Corp (a)	60,900	22,827,756
Vistra Corp	316,200	51,012,546
		73,840,302
Multi-Utilities - 1.1%
CenterPoint Energy Inc	622,500	23,866,650
Northwestern Energy Group Inc	913,100	58,931,474
		82,798,124
TOTAL UTILITIES		230,124,501
TOTAL UNITED STATES		7,311,608,805
TOTAL COMMON STOCKS (Cost $5,684,482,585)		7,812,812,886

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	22,628,571	22,633,096
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	168,283,268	168,300,097
TOTAL MONEY MARKET FUNDS (Cost $190,936,453)			190,933,193

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $5,875,419,038)	8,003,746,079
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(171,378,959)
NET ASSETS - 100.0%	7,832,367,120

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,911,592	1,590,333,274	1,590,611,007	2,195,919	1,359	(2,122)	22,633,096	22,628,571	0.0%
Fidelity Securities Lending Cash Central Fund	199,086,643	1,875,049,375	1,905,821,366	241,633	(13,417)	(1,138)	168,300,097	168,283,268	0.6%
Total	221,998,235	3,465,382,649	3,496,432,373	2,437,552	(12,058)	(3,260)	190,933,193

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	121,411,591	121,411,591	-	-
Consumer Discretionary	933,854,643	933,854,643	-	-
Consumer Staples	254,416,644	254,416,644	-	-
Energy	232,332,113	232,332,113	-	-
Financials	1,308,186,346	1,308,186,346	-	-
Health Care	797,003,022	797,003,022	-	-
Industrials	1,808,778,499	1,808,778,499	-	-
Information Technology	1,408,104,270	1,408,104,270	-	-
Materials	274,011,905	274,011,905	-	-
Real Estate	430,427,397	430,427,397	-	-
Utilities	244,286,456	244,286,456	-	-

Money Market Funds	190,933,193	190,933,193	-	-
Total Investments in Securities:	8,003,746,079	8,003,746,079	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $170,996,860) - See accompanying schedule:
Unaffiliated issuers (cost $5,684,482,585)	$7,812,812,886
Fidelity Central Funds (cost $190,936,453)	190,933,193

Total Investment in Securities (cost $5,875,419,038)		$8,003,746,079
Foreign currency held at value (cost $44,643)		44,924
Receivable for investments sold		338,090
Receivable for fund shares sold		1,427,377
Dividends receivable		4,135,145
Distributions receivable from Fidelity Central Funds		137,502
Prepaid expenses		6,018
Other receivables		179,619
Total assets		8,010,014,754
Liabilities
Payable for fund shares redeemed	$4,649,930
Accrued management fee	3,609,206
Distribution and service plan fees payable	1,022,889
Other payables and accrued expenses	66,527
Collateral on securities loaned	168,299,082
Total liabilities		177,647,634
Net Assets		$7,832,367,120
Net Assets consist of:
Paid in capital		$5,659,847,280
Total accumulated earnings (loss)		2,172,519,840
Net Assets		$7,832,367,120

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,691,803,601 ÷ 45,102,612 shares)		$37.51
Service Class :
Net Asset Value, offering price and redemption price per share ($798,808,393 ÷ 21,715,527 shares)		$36.79
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($4,556,436,574 ÷ 129,556,359 shares)		$35.17
Investor Class :
Net Asset Value, offering price and redemption price per share ($785,318,552 ÷ 21,198,680 shares)		$37.05
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$73,363,575
Income from Fidelity Central Funds (including $241,633 from security lending)		2,437,552
Total income		75,801,127
Expenses
Management fee	$40,976,246
Distribution and service plan fees	11,501,080
Custodian fees and expenses	106,936
Independent trustees' fees and expenses	29,132
Audit fees	74,111
Legal	9,610
Interest	56,574
Miscellaneous	27,152
Total expenses		52,780,841
Net Investment income (loss)		23,020,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	560,443,970
Fidelity Central Funds	(12,058)
Foreign currency transactions	(75,199)
Total net realized gain (loss)		560,356,713
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	239,213,113
Fidelity Central Funds	(3,260)
Assets and liabilities in foreign currencies	55,749
Total change in net unrealized appreciation (depreciation)		239,265,602
Net gain (loss)		799,622,315
Net increase (decrease) in net assets resulting from operations		$822,642,601
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,020,286	$28,907,332
Net realized gain (loss)	560,356,713	1,195,315,543
Change in net unrealized appreciation (depreciation)	239,265,602	(60,007,733)
Net increase (decrease) in net assets resulting from operations	822,642,601	1,164,215,142
Distributions to shareholders	(888,374,797)	(999,090,709)

Share transactions - net increase (decrease)	408,150,580	369,622,565
Total increase (decrease) in net assets	342,418,384	534,746,998

Net Assets
Beginning of period	7,489,948,736	6,955,201,738
End of period	$7,832,367,120	$7,489,948,736

Financial Highlights
VIP Mid Cap Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.56	$36.44	$32.72	$41.17	$38.72
Income from Investment Operations
Net investment income (loss) A,B	.17	.22	.21	.21	.23
Net realized and unrealized gain (loss)	4.18	6.33	4.69	(6.16)	9.57
Total from investment operations	4.35	6.55	4.90	(5.95)	9.80
Distributions from net investment income	(.16)	(.22)	(.21)	(.17) C	(.28)
Distributions from net realized gain	(4.24)	(5.21)	(.97)	(2.33) C	(7.07)
Total distributions	(4.40)	(5.43)	(1.18)	(2.50)	(7.35)
Net asset value, end of period	$37.51	$37.56	$36.44	$32.72	$41.17
Total Return D,E	11.75%	17.49%	15.08%	(14.74)%	25.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55%	.57%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.55%	.57%	.60%	.60%	.60%
Expenses net of all reductions, if any	.55%	.57%	.60%	.60%	.60%
Net investment income (loss)	.47%	.55%	.60%	.60%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,691,804	$1,633,099	$1,544,004	$1,455,364	$1,810,651
Portfolio turnover rate H	61%	52%	41%	31%	37% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.92	$35.91	$32.25	$40.63	$38.28
Income from Investment Operations
Net investment income (loss) A,B	.13	.18	.17	.17	.18
Net realized and unrealized gain (loss)	4.11	6.23	4.64	(6.09)	9.47
Total from investment operations	4.24	6.41	4.81	(5.92)	9.65
Distributions from net investment income	(.14)	(.19)	(.18)	(.13) C	(.23)
Distributions from net realized gain	(4.24)	(5.21)	(.97)	(2.33) C	(7.07)
Total distributions	(4.37) D	(5.40)	(1.15)	(2.46)	(7.30)
Net asset value, end of period	$36.79	$36.92	$35.91	$32.25	$40.63
Total Return E,F	11.66%	17.35%	15.00%	(14.85)%	25.51%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65%	.68%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.65%	.67%	.70%	.70%	.70%
Expenses net of all reductions, if any	.65%	.67%	.70%	.70%	.70%
Net investment income (loss)	.38%	.45%	.50%	.50%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$798,808	$724,659	$658,165	$586,964	$726,039
Portfolio turnover rate I	61%	52%	41%	31%	37% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.48	$34.69	$31.20	$39.39	$37.29
Income from Investment Operations
Net investment income (loss) A,B	.08	.12	.11	.12	.11
Net realized and unrealized gain (loss)	3.93	6.01	4.48	(5.90)	9.22
Total from investment operations	4.01	6.13	4.59	(5.78)	9.33
Distributions from net investment income	(.09)	(.14)	(.13)	(.08) C	(.16)
Distributions from net realized gain	(4.24)	(5.21)	(.97)	(2.33) C	(7.07)
Total distributions	(4.32) D	(5.34) D	(1.10)	(2.41)	(7.23)
Net asset value, end of period	$35.17	$35.48	$34.69	$31.20	$39.39
Total Return E,F	11.49%	17.18%	14.80%	(14.97)%	25.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.80%	.82%	.86%	.86%	.86%
Expenses net of fee waivers, if any	.80%	.82%	.85%	.85%	.85%
Expenses net of all reductions, if any	.80%	.82%	.85%	.85%	.85%
Net investment income (loss)	.23%	.30%	.35%	.35%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$4,556,437	$4,382,720	$4,101,183	$3,776,819	$4,970,428
Portfolio turnover rate I	61%	52%	41%	31%	37% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Mid Cap Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.15	$36.10	$32.42	$40.83	$38.44
Income from Investment Operations
Net investment income (loss) A,B	.15	.19	.18	.18	.20
Net realized and unrealized gain (loss)	4.12	6.27	4.65	(6.12)	9.51
Total from investment operations	4.27	6.46	4.83	(5.94)	9.71
Distributions from net investment income	(.14)	(.20)	(.19)	(.14) C	(.24)
Distributions from net realized gain	(4.24)	(5.21)	(.97)	(2.33) C	(7.07)
Total distributions	(4.37) D	(5.41)	(1.15) D	(2.47)	(7.32) D
Net asset value, end of period	$37.05	$37.15	$36.10	$32.42	$40.83
Total Return E,F	11.68%	17.40%	15.01%	(14.83)%	25.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63%	.65%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.63%	.65%	.68%	.68%	.68%
Expenses net of all reductions, if any	.63%	.65%	.68%	.68%	.68%
Net investment income (loss)	.40%	.48%	.52%	.52%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$785,319	$749,471	$651,850	$634,220	$739,633
Portfolio turnover rate I	61%	52%	41%	31%	37% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,358,814,679
Gross unrealized depreciation	(242,992,693)
Net unrealized appreciation (depreciation)	$2,115,821,986
Tax Cost	$5,887,924,093

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	59,140,662
Net unrealized appreciation (depreciation) on securities and other investments	$2,115,792,691

The Fund intends to elect to defer to the next fiscal year ordinary losses in the amount of $58,402 recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$62,747,990	$ 85,295,555
Long-term Capital Gains	825,626,807	913,795,154
Total	$888,374,797	$ 999,090,709
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Mid Cap Portfolio	4,503,769,918	4,949,377,646
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.62

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$737,481
Service Class 2	10,763,599
$11,501,080

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Mid Cap Portfolio	115,003

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Mid Cap Portfolio	Borrower	10,420,184	4.47%	49,180

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Mid Cap Portfolio	257,596,374	266,779,470	20,326,671
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Mid Cap Portfolio	10,074
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Mid Cap Portfolio	25,214	11,214	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Mid Cap Portfolio	7,664,488
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Mid Cap Portfolio	4,251,308	4.82%	7,394
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Mid Cap Portfolio
Distributions to shareholders
Initial Class	$187,284,572	$213,376,033
Service Class	87,513,938	95,410,660
Service Class 2	526,299,042	593,657,915
Investor Class	87,277,245	96,646,101
Total	$888,374,797	$999,090,709
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Mid Cap Portfolio
Initial Class
Shares sold	2,351,221	1,923,381	$85,713,498	$76,887,654
Reinvestment of distributions	4,930,667	5,414,963	187,284,572	213,376,033
Shares redeemed	(5,661,248)	(6,222,674)	(206,965,683)	(245,813,857)
Net increase (decrease)	1,620,640	1,115,670	$66,032,387	$44,449,830
Service Class
Shares sold	1,579,260	650,880	$55,763,420	$25,986,431
Reinvestment of distributions	2,347,460	2,462,389	87,513,938	95,410,660
Shares redeemed	(1,838,938)	(1,814,200)	(66,192,199)	(71,188,138)
Net increase (decrease)	2,087,782	1,299,069	$77,085,159	$50,208,953
Service Class 2
Shares sold	10,149,021	6,634,142	$344,143,762	$250,567,716
Reinvestment of distributions	14,752,155	15,936,168	526,299,042	593,657,915
Shares redeemed	(18,865,430)	(17,275,031)	(646,673,942)	(652,188,552)
Net increase (decrease)	6,035,746	5,295,279	$223,768,862	$192,037,079
Investor Class
Shares sold	881,025	985,983	$32,170,017	$39,003,722
Reinvestment of distributions	2,325,999	2,478,637	87,277,245	96,646,101
Shares redeemed	(2,184,343)	(1,344,693)	(78,183,090)	(52,723,120)
Net increase (decrease)	1,022,681	2,119,927	$41,264,172	$82,926,703
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Mid Cap Portfolio	13%	1	15%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund III and Shareholders of VIP Mid Cap Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Mid Cap Portfolio (one of the funds constituting Variable Insurance Products Fund III, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $569,881,018, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class, Service Class 2 and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.735273.126
VIPMID-ANN-0226
Fidelity® Variable Insurance Products:

VIP Growth Opportunities Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Growth Opportunities Portfolio
Consolidated Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	1,096	1,804,169
CANADA - 0.6%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (c)	34,600	10,228,106
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	34,625	35,664
TOTAL INFORMATION TECHNOLOGY		10,263,770
Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States)	78,900	13,375,917
Franco-Nevada Corp (United States)	14,000	2,901,920
TOTAL MATERIALS		16,277,837
TOTAL CANADA		26,541,607
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	16,125	3,438,495
FINLAND - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	142,600	922,622
GERMANY - 0.7%
Information Technology - 0.7%
Software - 0.7%
SAP SE	137,600	33,432,470
INDIA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Meesho (f)	2,942,545	5,901,332
Specialty Retail - 0.0%
Lenskart Solutions Ltd (f)	447,761	2,245,731
TOTAL CONSUMER DISCRETIONARY		8,147,063
Financials - 0.1%
Financial Services - 0.1%
Pine Labs Ltd (f)	1,919,617	5,112,527
TOTAL INDIA		13,259,590
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	44,475	61,820
NETHERLANDS - 1.1%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (c)	33,731	28,366,084
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	101,500	22,031,590
TOTAL NETHERLANDS		50,397,674
SINGAPORE - 2.2%
Consumer Discretionary - 2.2%
Broadline Retail - 2.2%
Sea Ltd Class A ADR (c)	803,888	102,551,992
TAIWAN - 2.8%
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	424,200	128,910,138
UNITED KINGDOM - 0.9%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd (b)(d)	1,101,900	3,802,384
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)	4,483	6,059,850
TOTAL FINANCIALS		9,862,234
Industrials - 0.7%
Aerospace & Defense - 0.7%
Rolls-Royce Holdings PLC ADR	1,935,100	30,419,772
TOTAL UNITED KINGDOM		40,282,006
UNITED STATES - 89.2%
Communication Services - 19.8%
Entertainment - 4.9%
Netflix Inc (c)	922,600	86,502,976
ROBLOX Corp Class A (c)	266,595	21,602,193
Roku Inc Class A (c)	1,106,564	120,051,128
Spotify Technology SA (c)	600	348,426
		228,504,723
Interactive Media & Services - 12.8%
Alphabet Inc Class A	129,700	40,596,100
Alphabet Inc Class C	852,960	267,658,849
Epic Games Inc (b)(c)(d)	8,216	5,341,139
Meta Platforms Inc Class A	378,879	250,094,239
Reddit Inc Class A (c)	148,900	34,227,643
		597,917,970
Wireless Telecommunication Services - 2.1%
T-Mobile US Inc	487,788	99,040,476
TOTAL COMMUNICATION SERVICES		925,463,169
Consumer Discretionary - 8.7%
Automobiles - 0.0%
Neutron Holdings Inc (b)(c)(d)	106,587	10,232
Rad Power Bikes Inc (b)(c)(d)	56,834	0
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	69,642	1
Tesla Inc (c)	1,075	483,450
		493,683
Broadline Retail - 6.5%
Amazon.com Inc (c)	1,301,160	300,333,752
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	54,500	15,655,125
Sonder Holdings Inc Stage 1 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 2 rights (b)(c)	2,658	0
Sonder Holdings Inc Stage 3 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 4 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
Sonder Holdings Inc Stage 5 rights (b)(c)	2,657	0
		15,655,125
Specialty Retail - 1.9%
Carvana Co Class A (c)	159,600	67,354,392
O'Reilly Automotive Inc (c)	213,100	19,436,851
		86,791,243
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(d)	745,906	2,170,586
TOTAL CONSUMER DISCRETIONARY		405,444,389
Consumer Staples - 1.2%
Beverages - 0.6%
Coca-Cola Co/The	417,700	29,201,407
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp	9,100	7,847,294
Tobacco - 0.4%
JUUL Labs Inc Class A (b)(c)(d)	2,980,637	5,663,210
JUUL Labs Inc Class B (b)(c)(d)	560	1,064
Philip Morris International Inc	92,600	14,853,040
		20,517,314
TOTAL CONSUMER STAPLES		57,566,015
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Diamondback Energy Inc	15,900	2,390,247
Exxon Mobil Corp	19,600	2,358,664
TOTAL ENERGY		4,748,911
Financials - 3.4%
Financial Services - 3.0%
Affirm Holdings Inc Class A (c)	453,400	33,746,562
Apollo Global Management Inc	276,200	39,982,712
Visa Inc Class A	188,833	66,225,621
		139,954,895
Insurance - 0.4%
Arthur J Gallagher & Co	63,800	16,510,802
TOTAL FINANCIALS		156,465,697
Health Care - 5.8%
Biotechnology - 1.5%
Alnylam Pharmaceuticals Inc (c)	50,951	20,260,665
Cytokinetics Inc (c)	163,900	10,414,206
Insmed Inc (c)	48,600	8,458,344
Nuvalent Inc Class A (c)	60,284	6,063,968
Soleno Therapeutics Inc (c)	160,100	7,412,630
Vaxcyte Inc (c)	266,404	12,291,881
Viking Therapeutics Inc (c)(e)	164,889	5,800,794
		70,702,488
Health Care Equipment & Supplies - 1.7%
Blink Health LLC Class A1 (b)(c)(d)	11,090	410,885
Boston Scientific Corp (c)	596,892	56,913,652
Intuitive Surgical Inc (c)	38,100	21,578,316
		78,902,853
Health Care Providers & Services - 0.0%
McKesson Corp	500	410,145
Pharmaceuticals - 2.6%
Eli Lilly & Co	102,400	110,047,232
Structure Therapeutics Inc ADR (c)	126,800	8,818,940
		118,866,172
TOTAL HEALTH CARE		268,881,658
Industrials - 5.5%
Aerospace & Defense - 2.5%
Anduril Industries Inc Class B (b)(d)	2,399	109,538
Anduril Industries Inc Class C (b)(d)	1	46
Axon Enterprise Inc (c)	40,000	22,717,200
Beta Technologies Inc (f)	451,471	12,735,997
Beta Technologies Inc Class A (c)	14,300	403,403
GE Aerospace	44,400	13,676,532
Relativity Space Inc (b)(c)	2,082	2,207
Rocket Lab Corp	13,000	906,880
Space Exploration Technologies Corp (b)(c)(d)	142,759	57,166,414
Space Exploration Technologies Corp Class C (b)(c)(d)	4,619	1,849,632
TransDigm Group Inc	3,900	5,186,415
		114,754,264
Building Products - 0.5%
Builders FirstSource Inc (c)	210,300	21,637,767
Construction & Engineering - 0.0%
Comfort Systems USA Inc	6,100	5,693,069
Electrical Equipment - 0.9%
GE Vernova Inc	60,700	39,671,699
Machinery - 0.3%
Caterpillar Inc	25,700	14,722,759
Passenger Airlines - 1.3%
Delta Air Lines Inc	401,300	27,850,220
United Airlines Holdings Inc (c)	286,800	32,069,976
		59,920,196
TOTAL INDUSTRIALS		256,399,754
Information Technology - 43.8%
Communications Equipment - 0.0%
Ciena Corp (c)	2,600	608,062
Electronic Equipment, Instruments & Components - 1.9%
Coherent Corp (c)	59,900	11,055,743
Flex Ltd (c)	1,286,190	77,711,600
		88,767,343
IT Services - 0.8%
Cloudflare Inc Class A (c)	13,000	2,562,950
CoreWeave Inc Class A (c)(e)	298,284	21,360,117
CoreWeave Inc Class A (g)	26,920	1,927,741
MongoDB Inc Class A (c)	23,400	9,820,746
X.Ai Holdings Corp Class A (b)(d)	6,000	452,760
		36,124,314
Semiconductors & Semiconductor Equipment - 21.3%
Advanced Micro Devices Inc (c)	170,000	36,407,200
Astera Labs Inc (c)	44,000	7,319,840
Broadcom Inc	628,400	217,489,240
Credo Technology Group Holding Ltd (c)	31,900	4,590,091
Lam Research Corp	71,700	12,273,606
Marvell Technology Inc	71,300	6,059,074
NVIDIA Corp	3,798,720	708,461,281
		992,600,332
Software - 14.5%
AppLovin Corp Class A (c)	138,000	92,987,160
Celestial AI Inc (b)(d)	1,094	30,238
Datadog Inc Class A (c)	131,900	17,937,081
Figma Inc Class A	10,700	399,859
Microsoft Corp	925,144	447,418,142
OpenAI Group Pbc Class A (b)(d)	900	429,732
Oracle Corp	254,800	49,663,068
Palantir Technologies Inc Class A (c)	192,300	34,181,325
Servicenow Inc (c)	56,090	8,592,427
Synopsys Inc (c)	51,300	24,096,636
		675,735,668
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc	811,704	220,669,849
Seagate Technology Holdings PLC	7,700	2,120,503
Western Digital Corp	142,000	24,462,340
		247,252,692
TOTAL INFORMATION TECHNOLOGY		2,041,088,411
Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	29,200	5,419,812
Utilities - 0.8%
Electric Utilities - 0.6%
Constellation Energy Corp	13,100	4,627,837
NRG Energy Inc	137,100	21,831,804
		26,459,641
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	79,900	12,890,267
TOTAL UTILITIES		39,349,908
TOTAL UNITED STATES		4,160,827,724
TOTAL COMMON STOCKS (Cost $2,116,110,110)		4,562,430,307

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	130,700	586,882
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	35,600	159,855
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(i)	1,998,891	3,569,020
TOTAL CONSUMER DISCRETIONARY		4,315,757
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	18,211	6,104
TOTAL UNITED STATES		4,321,861
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,183,401)		4,321,861

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	2,600	180,726
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	17,456	4,185,774
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series D (b)(c)(d)	49,381	2,645,340
Oura Health Oy Series E (b)(d)	162,071	8,682,144

TOTAL FINLAND		11,327,484
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	22,100	174,590
Element Labs Inc Series B (b)(d)	18,500	162,430
TOTAL INDUSTRIALS		337,020
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	74,300	110,707
Xsight Labs Ltd Series F (b)(d)	148,249	622,646
TOTAL INFORMATION TECHNOLOGY		733,353
TOTAL ISRAEL		1,070,373
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (b)(d)	400	151,952
UNITED STATES - 1.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,673,000	160,608
Rad Power Bikes Inc Series A (b)(c)(d)	7,410	0
Rad Power Bikes Inc Series C (b)(c)(d)	29,156	0
Rad Power Bikes Inc Series D (b)(c)(d)	54,800	1
Waymo LLC Series A2 (b)(c)(d)	7,496	561,975
Waymo LLC Series C2 (b)(c)(d)	16,241	1,424,985
TOTAL CONSUMER DISCRETIONARY		2,147,569
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	10,300	529,420
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	131,549	249,943
JUUL Labs Inc Series D (b)(c)(d)	741	1,408
		251,351
TOTAL CONSUMER STAPLES		780,771
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	9,073	666,593
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	16,145	1,241,874
TOTAL FINANCIALS		1,908,467
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	40,445	1,498,488
Blink Health LLC Series D (b)(c)(d)	8,446	312,924
		1,811,412
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(c)(d)(h)	105,185	268,222
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	19,932	667,921
TOTAL HEALTH CARE		2,747,555
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	87,824	4,010,044
Anduril Industries Inc Series G (b)(d)	22,400	1,022,784
		5,032,828
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(c)(d)	30,114	1,694,214
Zipline International Inc Series H (b)(d)	33,300	1,873,600
		3,567,814
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	13,900	103,276
TOTAL INDUSTRIALS		8,703,918
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
Cellink Corp Series D (b)(c)(d)	49,900	163,672
Cerebras Systems Inc Series G (b)(d)	180,800	6,550,384
Enevate Corp Series E (b)(c)(d)	1,172,546	93,803
Vast Data Ltd Series A (b)(c)(d)	8,394	198,098
Vast Data Ltd Series A1 (b)(c)(d)	20,660	487,576
Vast Data Ltd Series A2 (b)(c)(d)	23,765	560,855
Vast Data Ltd Series B (b)(c)(d)	18,910	446,276
Vast Data Ltd Series C (b)(c)(d)	552	13,027
Vast Data Ltd Series E (b)(c)(d)	18,070	426,452
		8,940,143
IT Services - 0.4%
Gupshup Inc (b)(c)(d)	70,900	353,082
X.Ai Holdings Corp Series B (b)(d)	161,864	12,214,257
X.Ai Holdings Corp Series C (b)(d)	88,054	6,644,555
Yanka Industries Inc Series E (b)(c)(d)	53,172	99,963
Yanka Industries Inc Series F (b)(c)(d)	55,568	174,484
		19,486,341
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	171,100	1,083,063
SiMa Technologies Inc Series B1 (b)(c)(d)	24,426	180,997
		1,264,060
Software - 0.7%
Anthropic PBC Series D (b)(c)(d)	10,536	2,585,640
Anthropic PBC Series E (b)(d)	5,100	1,189,830
Anthropic PBC Series F (b)(d)	14,800	3,452,840
Celestial AI Inc Series A (b)(d)	6,976	192,817
Celestial AI Inc Series B (b)(d)	5,250	145,109
Celestial AI Inc Series C1 (b)(d)	21,029	581,242
Crusoe Energy Systems LLC Series D (b)(c)(d)	43,571	3,660,400
Crusoe Energy Systems LLC Series E (b)(d)	7,469	627,470
Databricks Inc Series G (b)(c)(d)	27,000	5,130,000
Databricks Inc Series I (b)(c)(d)	382	72,580
Databricks Inc Series J (b)(c)(d)	3,309	628,710
Databricks Inc Series K (b)(d)	2,200	418,000
Databricks Inc Series L (b)(d)	4,966	943,540
Density Ai Inc (b)(d)	106,500	158,683
Lyte Ai Inc Series B (b)(c)(d)	45,500	466,375
MOLOCO Inc Series A (b)(c)(d)	41,187	3,105,500
OpenAI Group Pbc Series A-2 (b)(d)	3,369	1,608,631
OpenAI Group Pbc Series A-3 (b)(d)	2,403	1,147,384
Physical Intelligence Inc Series B (b)(d)	1,500	407,100
Runway AI Inc Series D (b)(c)(d)	116,730	1,707,760
		28,229,611
TOTAL INFORMATION TECHNOLOGY		57,920,155
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	99,028	3,075,810
TOTAL UNITED STATES		77,284,245
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,149,483)		94,200,554

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (b)(d)(j)	171,475	170,360
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (b)(d)	69,642	14,903
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(j)	68,671	8,231
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	204,127	227,416
TOTAL INFORMATION TECHNOLOGY		235,647
TOTAL UNITED STATES		250,550
TOTAL PREFERRED SECURITIES (Cost $513,915)		420,910

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.79	5,446,649	5,447,737
Fidelity Securities Lending Cash Central Fund (k)(l)	3.77	22,522,042	22,524,295
TOTAL MONEY MARKET FUNDS (Cost $27,972,472)			27,972,032

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,215,929,381)	4,689,345,664
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(22,909,130)
NET ASSETS - 100.0%	4,666,436,534

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $184,280,869 or 3.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $25,995,587 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,927,741 or 0.0% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	992,901

Anduril Industries Inc Class B	6/16/2025	98,078

Anduril Industries Inc Class C	6/16/2025	40

Anduril Industries Inc Series F	8/7/2024	1,908,995

Anduril Industries Inc Series G	4/17/2025	915,775

Anthropic PBC Series D	5/31/2024	316,127

Anthropic PBC Series E	2/14/2025	286,041

Anthropic PBC Series F	8/18/2025	2,086,321

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	318,415

Blink Health LLC Series C	11/7/2019 - 7/14/2021	1,544,028

Blink Health LLC Series D	6/17/2024 - 6/25/2024	354,732

Bombas LLC	2/16/2021 - 11/12/2021	3,539,531

Bytedance Ltd Series E1	11/18/2020	1,912,727

Canva Australia Holdings Pty Ltd Class A	12/23/2024 - 11/12/2025	1,622,609

Celestial AI Inc	2/25/2025	16,208

Celestial AI Inc Series A	2/25/2025	103,354

Celestial AI Inc Series B	2/25/2025	77,782

Celestial AI Inc Series C1	2/25/2025	366,540

Cellink Corp Series D	1/20/2022	1,039,113

Cerebras Systems Inc Series G	9/19/2025	6,550,818

Crusoe Energy Systems LLC Series D	12/10/2024	1,271,046

Crusoe Energy Systems LLC Series E	10/8/2025	627,458

Databricks Inc Series G	2/1/2021	1,596,311

Databricks Inc Series I	9/14/2023	28,077

Databricks Inc Series J	12/17/2024	306,083

Databricks Inc Series K	9/8/2025	330,000

Databricks Inc Series L	12/18/2025	943,540

Density Ai Inc	12/5/2025	158,683

Diamond Foundry Inc Series C	3/15/2021	2,376,672

Element Labs Inc Series A	2/11/2025	81,518

Element Labs Inc Series B	6/27/2025	162,410

Empower Semiconductor Inc Series D	6/27/2025	111,558

Enevate Corp 10% 5/12/2199	11/12/2024	18,210

Enevate Corp 6%	11/2/2023 - 10/31/2025	68,671

Enevate Corp Series E	1/29/2021	1,299,984

Epic Games Inc	7/13/2020 - 3/29/2021	6,646,200

GoBrands Inc Series G	3/2/2021	2,572,088

Gupshup Inc	6/8/2021	1,621,143

JUUL Labs Inc Class A	2/23/2024	3,025,257

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte Ai Inc Series B	8/13/2024	577,218

MOLOCO Inc Series A	6/26/2023	2,471,220

Neutron Holdings Inc	2/4/2021	1,066

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	130,700

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	35,600

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	1,998,891

Neutron Holdings Inc Series 1C	7/3/2018	305,891

NScale Global Holdings Ltd Series B	9/25/2025	151,952

OpenAI Group Pbc Class A	9/3/2025	387,000

OpenAI Group Pbc Series A-2	9/30/2024	632,919

OpenAI Group Pbc Series A-3	8/4/2025	737,500

Oura Health Oy Series D	12/18/2024	1,268,598

Oura Health Oy Series E	9/24/2025	8,682,143

Physical Intelligence Inc Series B	10/24/2025	407,339

Rad Power Bikes Inc	1/21/2021	274,158

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	69,642

Rad Power Bikes Inc Series A	1/21/2021	35,745

Rad Power Bikes Inc Series C	1/21/2021	140,644

Rad Power Bikes Inc Series D	9/17/2021	525,192

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Revolut Group Holdings Ltd	12/27/2024	3,899,104

Runway AI Inc Series D	9/6/2024	1,265,561

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 10/5/2025	204,127

SiMa Technologies Inc Series B	5/10/2021	877,298

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	173,202

Space Exploration Technologies Corp	4/5/2018 - 7/14/2025	4,482,506

Space Exploration Technologies Corp Class C	7/1/2024 - 7/14/2025	695,026

Starling Bank Ltd	6/18/2021 - 4/5/2022	2,084,120

Taalas Inc 0%	12/23/2025	171,475

Taalas Inc Series B	2/19/2025	142,775

Taalas Inc warrants	12/23/2025	34,625

Tenstorrent Holdings Inc Series C1	4/23/2021	539,435

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,272,653

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	3,019,147

Vast Data Ltd Series A	11/28/2023	92,334

Vast Data Ltd Series A1	11/28/2023	227,260

Vast Data Ltd Series A2	11/28/2023	261,415

Vast Data Ltd Series B	11/28/2023	208,010

Vast Data Ltd Series C	11/28/2023	6,072

Vast Data Ltd Series E	11/28/2023	397,540

Waymo LLC Series A2	5/8/2020	643,661

Waymo LLC Series C2	10/18/2024	1,270,067

X.Ai Holdings Corp Class A	7/18/2025	219,360

X.Ai Holdings Corp Series B	5/13/2024	1,937,512

X.Ai Holdings Corp Series C	11/22/2024	1,906,369

Xsight Labs Ltd Series D	2/16/2021	594,103

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	686,398

Yanka Industries Inc Series E	5/15/2020	642,275

Yanka Industries Inc Series F	4/8/2021	1,771,330

Zipline International Inc Series G	6/7/2024	1,263,171

Zipline International Inc Series H	12/3/2025	1,873,600

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/10/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,818,193	733,158,729	732,529,133	807,938	388	(440)	5,447,737	5,446,649	0.0%
Fidelity Securities Lending Cash Central Fund	8,475,317	333,725,655	319,676,030	478,795	(647)	-	22,524,295	22,522,042	0.1%
Total	13,293,510	1,066,884,384	1,052,205,163	1,286,733	(259)	(440)	27,972,032

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	925,463,169	920,122,030	-	5,341,139
Consumer Discretionary	516,143,444	513,962,625	-	2,180,819
Consumer Staples	57,566,015	51,901,741	-	5,664,274
Energy	4,748,911	4,748,911	-	-
Financials	171,440,458	161,578,224	-	9,862,234
Health Care	300,686,237	300,275,352	-	410,885
Industrials	286,819,526	227,691,689	-	59,127,837
Information Technology	2,238,514,990	2,202,268,137	33,432,470	2,814,383
Materials	16,277,837	16,277,837	-	-
Real Estate	5,419,812	5,419,812	-	-
Utilities	39,349,908	39,349,908	-	-

Convertible Corporate Bonds
Consumer Discretionary	4,315,757	-	-	4,315,757
Information Technology	6,104	-	-	6,104

Convertible Preferred Stocks
Communication Services	4,185,774	-	-	4,185,774
Consumer Discretionary	2,147,569	-	-	2,147,569
Consumer Staples	780,771	-	-	780,771
Financials	1,908,467	-	-	1,908,467
Health Care	14,075,039	-	-	14,075,039
Industrials	9,040,938	-	-	9,040,938
Information Technology	58,986,186	-	-	58,986,186
Materials	3,075,810	-	-	3,075,810

Preferred Securities
Consumer Discretionary	14,903	-	-	14,903
Information Technology	406,007	-	-	406,007

Money Market Funds	27,972,032	27,972,032	-	-
Total Investments in Securities:	4,689,345,664	4,471,568,298	33,432,470	184,344,896

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	483	-	-	483
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Common Stocks	32,812,972	(3,767,709)	53,129,129	14,569,553	(11,342,374)	-	-	-	85,401,571	54,776,814
Convertible Preferred Stocks	80,333,393	31,333	11,146,487	30,807,296	(28,117,955)	-	-	-	94,200,554	30,554,757
Convertible Corporate Bonds	2,642,570	-	1,532,940	146,351	-	-	-	-	4,321,861	1,532,940
Preferred Securities	339,334	-	(111,185)	392,407	(199,646)	-	-	-	420,910	(106,547)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $21,368,174) - See accompanying schedule:
Unaffiliated issuers (cost $2,187,956,909)	$4,661,373,632
Fidelity Central Funds (cost $27,972,472)	27,972,032

Total Investment in Securities (cost $2,215,929,381)		$4,689,345,664
Foreign currency held at value (cost $15)		15
Receivable for investments sold		1,280,918
Unrealized appreciation on unfunded commitments		483
Receivable for fund shares sold		5,018,172
Dividends receivable		547,324
Interest receivable		68,117
Distributions receivable from Fidelity Central Funds		14,282
Prepaid expenses		3,467
Other receivables		157
Total assets		4,696,278,599
Liabilities
Payable to custodian bank	$5,165
Payable for investments purchased	2,348,188
Payable for fund shares redeemed	1,738,564
Accrued management fee	2,211,092
Distribution and service plan fees payable	455,394
Other payables and accrued expenses	565,937
Collateral on securities loaned	22,517,725
Total liabilities		29,842,065
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$4,666,436,534
Net Assets consist of:
Paid in capital		$1,824,824,014
Total accumulated earnings (loss)		2,841,612,520
Net Assets		$4,666,436,534

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($814,948,671 ÷ 8,169,582 shares)		$99.75
Service Class :
Net Asset Value, offering price and redemption price per share ($186,712,716 ÷ 1,882,876 shares)		$99.16
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,121,922,974 ÷ 21,998,278 shares)		$96.46
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,542,852,173 ÷ 15,665,861 shares)		$98.48
Consolidated Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$17,189,704
Interest		158,652
Income from Fidelity Central Funds (including $478,795 from security lending)		1,286,733
Total income		18,635,089
Expenses
Management fee	$24,022,295
Distribution and service plan fees	4,849,372
Custodian fees and expenses	63,801
Independent trustees' fees and expenses	16,049
Audit fees	92,432
Legal	14,583
Interest	44,551
Miscellaneous	202,320
Total expenses before reductions	29,305,403
Expense reductions	(12,697)
Total expenses after reductions		29,292,706
Net Investment income (loss)		(10,657,617)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	397,890,123
Fidelity Central Funds	(259)
Foreign currency transactions	(20,723)
Total net realized gain (loss)		397,869,141
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $402,326)	459,471,158
Fidelity Central Funds	(440)
Unfunded commitments	483
Assets and liabilities in foreign currencies	10,965
Total change in net unrealized appreciation (depreciation)		459,482,166
Net gain (loss)		857,351,307
Net increase (decrease) in net assets resulting from operations		$846,693,690
Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,657,617)	$(10,624,518)
Net realized gain (loss)	397,869,141	337,565,403
Change in net unrealized appreciation (depreciation)	459,482,166	766,905,185
Net increase (decrease) in net assets resulting from operations	846,693,690	1,093,846,070
Distributions to shareholders	(60,861,785)	-

Share transactions - net increase (decrease)	(4,780,826)	(68,752,435)
Total increase (decrease) in net assets	781,051,079	1,025,093,635

Net Assets
Beginning of period	3,885,385,455	2,860,291,820
End of period	$4,666,436,534	$3,885,385,455

Consolidated Financial Highlights
VIP Growth Opportunities Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$83.00	$59.76	$41.03	$79.25	$77.54
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.13)	(.08)	(.02)	(.24)
Net realized and unrealized gain (loss)	18.24	23.37	18.81	(27.11)	9.38
Total from investment operations	18.14	23.24	18.73	(27.13)	9.14
Distributions from net realized gain	(1.39)	-	-	(11.09)	(7.43)
Total distributions	(1.39)	-	-	(11.09)	(7.43)
Net asset value, end of period	$99.75	$83.00	$59.76	$41.03	$79.25
Total Return C,D	22.02%	38.89%	45.65%	(38.15)%	11.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56%	.58%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.56%	.58%	.61%	.62%	.62%
Expenses net of all reductions, if any	.56%	.58%	.61%	.62%	.62%
Net investment income (loss)	(.12)%	(.17)%	(.16)%	(.05)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$814,949	$692,266	$486,947	$256,757	$471,980
Portfolio turnover rate G	71%	58%	54%	68%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$82.52	$59.47	$40.87	$79.06	$77.37
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.20)	(.13)	(.07)	(.32)
Net realized and unrealized gain (loss)	18.12	23.25	18.73	(27.03)	9.35
Total from investment operations	17.93	23.05	18.60	(27.10)	9.03
Distributions from net realized gain	(1.29)	-	-	(11.09)	(7.34)
Total distributions	(1.29)	-	-	(11.09)	(7.34)
Net asset value, end of period	$99.16	$82.52	$59.47	$40.87	$79.06
Total Return C,D	21.89%	38.76%	45.51%	(38.21)%	11.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.68%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.66%	.67%	.71%	.72%	.72%
Expenses net of all reductions, if any	.66%	.67%	.71%	.72%	.72%
Net investment income (loss)	(.22)%	(.27)%	(.26)%	(.15)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$186,713	$171,526	$127,432	$94,433	$157,797
Portfolio turnover rate G	71%	58%	54%	68%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$80.34	$57.99	$39.91	$77.62	$76.08
Income from Investment Operations
Net investment income (loss) A,B	(.31)	(.29)	(.20)	(.14)	(.44)
Net realized and unrealized gain (loss)	17.63	22.64	18.28	(26.48)	9.22
Total from investment operations	17.32	22.35	18.08	(26.62)	8.78
Distributions from net realized gain	(1.20)	-	-	(11.09)	(7.24)
Total distributions	(1.20)	-	-	(11.09)	(7.24)
Net asset value, end of period	$96.46	$80.34	$57.99	$39.91	$77.62
Total Return C,D	21.73%	38.54%	45.30%	(38.32)%	11.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.81%	.83%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.81%	.82%	.86%	.87%	.87%
Expenses net of all reductions, if any	.81%	.82%	.86%	.87%	.87%
Net investment income (loss)	(.36)%	(.42)%	(.41)%	(.30)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,121,923	$1,701,707	$1,260,467	$868,129	$1,304,134
Portfolio turnover rate G	71%	58%	54%	68%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Opportunities Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$81.97	$59.07	$40.58	$78.58	$76.94
Income from Investment Operations
Net investment income (loss) A,B	(.17)	(.17)	(.12)	(.06)	(.30)
Net realized and unrealized gain (loss)	18.01	23.07	18.61	(26.85)	9.31
Total from investment operations	17.84	22.90	18.49	(26.91)	9.01
Distributions from net realized gain	(1.33)	-	-	(11.09)	(7.37)
Total distributions	(1.33)	-	-	(11.09)	(7.37)
Net asset value, end of period	$98.48	$81.97	$59.07	$40.58	$78.58
Total Return C,D	21.93%	38.77%	45.56%	(38.20)%	11.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.65%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.64%	.65%	.69%	.70%	.70%
Expenses net of all reductions, if any	.64%	.65%	.69%	.70%	.70%
Net investment income (loss)	(.19)%	(.24)%	(.24)%	(.12)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,542,852	$1,319,886	$985,446	$687,300	$1,362,435
Portfolio turnover rate G	71%	58%	54%	68%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Growth Opportunities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$85,401,571	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 81.3 / 9.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	48.6	Increase
			Enterprise value/Net income (EV/NI)	17.5 - 26.3 / 22.9	Increase
		Market approach	Transaction price	$4.63 - $54.91 / $23.03	Increase
			Premium rate	65.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.6% - 4.0% / 3.6%	Increase
			Term	3.0 - 5.0 / 3.4	Increase
			Volatility	70.0% - 80.0% / 73.8%	Increase
Convertible Corporate Bonds	$4,321,861	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.8	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 75.0% / 33.3%	Increase
		Black scholes	Discount rate	3.6% - 4.2% / 3.6%	Increase
			Term	0.5	Increase
			Volatility	75.0% - 100.0% / 75.04%	Increase
Convertible Preferred Stocks	$94,200,554	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 81.3 / 37.1	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.9	Increase
		Market approach	Transaction price	$1.10 - $271.56 / $56.42	Increase
			Discount rate	95.0%	Decrease
			Premium rate	25.0% - 65.0% / 34.5%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.4% - 3.7% / 3.6%	Increase
			Term	2.0 - 5.0 / 3.3	Increase
			Volatility	50.0% - 100.0% / 73.6%	Increase
Preferred Securities	$420,910	Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.8%	Decrease
			Probability rate	0.0% - 75.0% / 36.7%	Increase
			Premium rate	65.0%	Increase
		Recovery value	Recovery value	$3.40	Increase
		Black scholes	Discount rate	3.5% - 4.2% / 3.6%	Increase
			Term	0.5 - 4.0 / 2.2	Increase
			Volatility	50.0% - 100.0% / 63.6%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,545,012,693
Gross unrealized depreciation	(85,300,667)
Net unrealized appreciation (depreciation)	$2,459,712,026
Tax Cost	$2,229,634,121

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$34,526,897
Undistributed long-term capital gain	$347,807,787
Net unrealized appreciation (depreciation) on securities and other investments	$2,459,716,929

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$11,888,332	$-
Long-term Capital Gains	48,973,453	-
Total	$60,861,785	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Growth Opportunities Portfolio	Space Exploration Technologies Corp. Class A	354,482	-
VIP Growth Opportunities Portfolio	Space Exploration Technologies Corp. Class C	613,818	-
VIP Growth Opportunities Portfolio	Spinny Series G Convertible Preferred	231,083	-
VIP Growth Opportunities Portfolio	Trade Republic Bank GmbH	1,260,118	483

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
VIP Growth Opportunities Portfolio	268,222.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Opportunities Portfolio	2,937,396,939	3,019,463,916
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.63

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$166,316
Service Class 2	4,683,056
$4,849,372

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Opportunities Portfolio	34,114

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Opportunities Portfolio	Borrower	10,336,314	4.43%	44,551

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Opportunities Portfolio	245,281,947	229,728,304	91,973,524

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP Growth Opportunities Portfolio	10,325
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Growth Opportunities Portfolio	5,357
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Opportunities Portfolio	48,050	656	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
VIP Growth Opportunities Portfolio	10,808
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $12,697.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Growth Opportunities Portfolio
Distributions to shareholders
Initial Class	$11,472,834	$ -
Service Class	2,460,452	-
Service Class 2	25,547,073	-
Investor Class	21,381,426	-
Total	$60,861,785	$ -
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Growth Opportunities Portfolio
Initial Class
Shares sold	1,048,230	1,324,892	$89,313,422	$94,401,829
Reinvestment of distributions	125,938	-	11,472,834	-
Shares redeemed	(1,344,779)	(1,132,781)	(118,684,858)	(80,226,869)
Net increase (decrease)	(170,611)	192,111	$(17,898,602)	$14,174,960
Service Class
Shares sold	325,949	617,996	$28,825,664	$44,848,430
Reinvestment of distributions	27,386	-	2,460,452	-
Shares redeemed	(549,165)	(682,072)	(46,770,199)	(49,176,736)
Net increase (decrease)	(195,830)	(64,076)	$(15,484,083)	$(4,328,306)
Service Class 2
Shares sold	3,952,067	3,126,487	$325,475,253	$218,220,043
Reinvestment of distributions	293,643	-	25,547,073	-
Shares redeemed	(3,427,529)	(3,681,358)	(294,619,054)	(260,907,070)
Net increase (decrease)	818,181	(554,871)	$56,403,272	$(42,687,027)
Investor Class
Shares sold	1,195,331	1,131,958	$106,692,682	$83,865,692
Reinvestment of distributions	238,757	-	21,381,426	-
Shares redeemed	(1,869,377)	(1,714,694)	(155,875,521)	(119,777,754)
Net increase (decrease)	(435,289)	(582,736)	$(27,801,413)	$(35,912,062)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Opportunities Portfolio	38	1	40
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund III and the Shareholders of VIP Growth Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of VIP Growth Opportunities Portfolio (the "Fund"), a fund of Variable Insurance Products Fund III , including the consolidated schedule of investments, as of December 31, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related  notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $347,873,998, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class, Service Class 2, and Investor Class designate 100% of the dividends distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on April 16, 2025. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

	# of Votes	% of Votes
Affirmative	3,600,039,436.04	88.67
Against	258,778,396.11	6.37
Abstain	201,426,507.84	4.96
TOTAL	4,060,244,339.99	100.00

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540209.128
VIPGRO-ANN-0226
Fidelity® Variable Insurance Products:

VIP Growth & Income Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Growth & Income Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	813,497	3,349,614
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	123,200	34,545,615
CANADA - 2.0%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Imperial Oil Ltd (b)	507,900	43,879,481
South Bow Corp	74,200	2,040,764
TOTAL ENERGY		45,920,245
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	178,217	8,178,378
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	15,600	464,175
TOTAL CANADA		54,562,798
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	155,900	7,932,192
FRANCE - 0.6%
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	89,900	7,723,050
Remy Cointreau SA (b)	14,028	604,036
TOTAL CONSUMER STAPLES		8,327,086
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (e)(f)	42,800	3,551,078
Industrials - 0.2%
Aerospace & Defense - 0.2%
Airbus SE	23,500	5,457,264
TOTAL FRANCE		17,335,428
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	103,500	25,141,185
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV	661,200	4,303,260
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	371,700	9,690,158
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	3,700	3,958,482
BE Semiconductor Industries NV	52,400	8,236,390
TOTAL INFORMATION TECHNOLOGY		12,194,872
TOTAL NETHERLANDS		21,885,030
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (e)(f)	217,300	6,997,421
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	153,400	2,730,916
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	82,000	24,918,980
UNITED KINGDOM - 1.4%
Consumer Staples - 0.9%
Beverages - 0.2%
Diageo PLC ADR (b)	66,200	5,711,074
Tobacco - 0.7%
British American Tobacco PLC ADR	347,500	19,675,450
TOTAL CONSUMER STAPLES		25,386,524
Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	102,300	4,485,736
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC	198,720	8,005,797
TOTAL UNITED KINGDOM		37,878,057
UNITED STATES - 86.8%
Communication Services - 4.9%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc	101,880	4,149,572
Entertainment - 0.4%
Walt Disney Co/The	97,800	11,126,706
Interactive Media & Services - 3.4%
Alphabet Inc Class A	121,500	38,029,501
Alphabet Inc Class C	99,600	31,254,480
Meta Platforms Inc Class A	34,800	22,971,132
		92,255,113
Media - 1.0%
Comcast Corp Class A	902,462	26,974,589
TOTAL COMMUNICATION SERVICES		134,505,980
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs Inc	12,300	1,399,494
Domino's Pizza Inc	6,800	2,834,376
Marriott International Inc/MD Class A1	16,600	5,149,984
Starbucks Corp	79,400	6,686,274
		16,070,128
Household Durables - 0.7%
Somnigroup International Inc	172,400	15,391,872
Whirlpool Corp (b)	55,900	4,032,626
		19,424,498
Specialty Retail - 0.8%
Home Depot Inc/The	5,800	1,995,780
Lowe's Cos Inc	84,717	20,430,352
		22,426,132
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	67,100	4,274,941
TOTAL CONSUMER DISCRETIONARY		62,195,699
Consumer Staples - 4.3%
Beverages - 1.9%
Brown-Forman Corp Class B (b)	201,898	5,261,462
Coca-Cola Co/The	349,753	24,451,232
Keurig Dr Pepper Inc	738,200	20,676,982
PepsiCo Inc	4,900	703,248
		51,092,924
Consumer Staples Distribution & Retail - 0.6%
Sysco Corp	73,400	5,408,846
Target Corp	111,500	10,899,125
Walmart Inc	2,600	289,666
		16,597,637
Food Products - 0.0%
Lamb Weston Holdings Inc	200	8,378
Mondelez International Inc	14,700	791,301
		799,679
Household Products - 0.2%
Colgate-Palmolive Co	16,100	1,272,222
Procter & Gamble Co/The	23,900	3,425,109
Reynolds Consumer Products Inc	20,200	462,984
		5,160,315
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	89,600	9,382,912
Kenvue Inc	1,061,667	18,313,756
		27,696,668
Tobacco - 0.6%
Philip Morris International Inc	105,400	16,906,160
TOTAL CONSUMER STAPLES		118,253,383
Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp	86,200	13,137,742
ConocoPhillips	80,900	7,573,049
Exxon Mobil Corp	1,119,303	134,696,923
Murphy Oil Corp	47,500	1,484,375
Shell PLC ADR	801,200	58,872,176
TOTAL ENERGY		215,764,265
Financials - 18.0%
Banks - 12.3%
Bank of America Corp	1,648,012	90,640,660
M&T Bank Corp	83,400	16,803,432
PNC Financial Services Group Inc/The	173,072	36,125,319
Truist Financial Corp	140,200	6,899,242
US Bancorp	94,098	5,021,069
Wells Fargo & Co (d)	1,927,279	179,622,403
		335,112,125
Capital Markets - 1.9%
Blue Owl Capital Inc Class A	596,100	8,905,734
Charles Schwab Corp/The	51,300	5,125,383
Intercontinental Exchange Inc	3,200	518,272
KKR & Co Inc Class A	148,093	18,878,896
Moody's Corp	5,400	2,758,590
MSCI Inc	400	229,491
Northern Trust Corp	87,645	11,971,431
Raymond James Financial Inc	28,550	4,584,845
		52,972,642
Financial Services - 2.5%
Apollo Global Management Inc	42,200	6,108,872
Global Payments Inc	30,900	2,391,660
Mastercard Inc Class A	16,000	9,134,080
Visa Inc Class A	139,876	49,055,912
		66,690,524
Insurance - 1.3%
Arthur J Gallagher & Co	33,000	8,540,070
Brown & Brown Inc	130,900	10,432,730
Chubb Ltd	21,200	6,616,944
Marsh & McLennan Cos Inc	34,042	6,315,472
Travelers Companies Inc/The	12,300	3,567,737
		35,472,953
TOTAL FINANCIALS		490,248,244
Health Care - 9.8%
Biotechnology - 0.1%
Gilead Sciences Inc	18,000	2,209,320
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	40,700	5,099,303
Alcon AG (United States) (b)	94,200	7,423,902
Baxter International Inc (b)	482,100	9,212,931
Becton Dickinson & Co	31,715	6,154,930
Boston Scientific Corp (c)	201,320	19,195,862
		47,086,928
Health Care Providers & Services - 3.0%
Cardinal Health Inc	24,200	4,973,099
Cigna Group/The	70,490	19,400,963
Humana Inc	35,600	9,118,228
McKesson Corp	13,488	11,064,072
UnitedHealth Group Inc	112,900	37,269,419
		81,825,781
Life Sciences Tools & Services - 1.2%
Bruker Corp	142,800	6,727,308
Danaher Corp	64,700	14,811,124
Thermo Fisher Scientific Inc	19,200	11,125,440
		32,663,872
Pharmaceuticals - 3.8%
Eli Lilly & Co (d)	14,500	15,582,860
GSK PLC ADR	680,835	33,388,149
Haleon PLC ADR (b)	1,897,194	19,180,631
Johnson & Johnson	80,656	16,691,759
Merck & Co Inc	115,400	12,147,004
Royalty Pharma PLC Class A	122,600	4,737,264
Zoetis Inc Class A	3,500	440,370
		102,168,037
TOTAL HEALTH CARE		265,953,938
Industrials - 16.1%
Aerospace & Defense - 8.2%
Boeing Co (c)	303,010	65,789,531
GE Aerospace	389,731	120,048,840
General Dynamics Corp	38,100	12,826,746
Howmet Aerospace Inc	19,400	3,977,388
Huntington Ingalls Industries Inc	33,000	11,222,310
RTX Corp	9,300	1,705,620
Textron Inc	50,400	4,393,368
		219,963,803
Air Freight & Logistics - 1.2%
United Parcel Service Inc Class B	341,272	33,850,770
Building Products - 0.3%
A O Smith Corp	108,191	7,235,814
AAON Inc (b)	18,747	1,429,459
		8,665,273
Commercial Services & Supplies - 0.1%
Veralto Corp	18,966	1,892,427
Electrical Equipment - 3.5%
AMETEK Inc	7,300	1,498,763
Emerson Electric Co	10,200	1,353,744
GE Vernova Inc (d)	141,590	92,538,976
		95,391,483
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	114,038	5,961,907
Machinery - 1.9%
Allison Transmission Holdings Inc	71,600	7,009,640
Cummins Inc	12,300	6,278,535
Deere & Co	6,100	2,839,977
Donaldson Co Inc	163,700	14,513,642
Nordson Corp	33,600	8,078,448
Otis Worldwide Corp	37,743	3,296,851
Stanley Black & Decker Inc	15,900	1,181,052
Westinghouse Air Brake Technologies Corp	42,700	9,114,315
		52,312,460
Trading Companies & Distributors - 0.7%
Watsco Inc (b)	44,545	15,009,438
Wesco International Inc	18,800	4,599,232
		19,608,670
TOTAL INDUSTRIALS		437,646,793
Information Technology - 19.8%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp/DE	8,000	1,089,600
IT Services - 0.2%
Amdocs Ltd	52,700	4,242,877
Semiconductors & Semiconductor Equipment - 8.6%
Analog Devices Inc	14,200	3,851,040
Applied Materials Inc	26,800	6,887,332
Broadcom Inc	167,200	57,867,920
Lam Research Corp	72,800	12,461,904
Marvell Technology Inc	228,391	19,408,667
Micron Technology Inc	60,600	17,295,846
NVIDIA Corp	600,050	111,909,326
Teradyne Inc	25,100	4,858,356
		234,540,391
Software - 7.7%
Intuit Inc	13,400	8,876,428
Microsoft Corp	412,618	199,550,317
		208,426,745
Technology Hardware, Storage & Peripherals - 3.3%
Apple Inc	316,312	85,992,580
Seagate Technology Holdings PLC	9,400	2,588,666
		88,581,246
TOTAL INFORMATION TECHNOLOGY		536,880,859
Materials - 0.7%
Chemicals - 0.7%
Air Products and Chemicals Inc	14,400	3,557,088
Dow Inc	35,400	827,651
LyondellBasell Industries NV Class A1	35,400	1,532,820
Mosaic Co/The	316,400	7,622,076
PPG Industries Inc	14,400	1,475,424
Scotts Miracle-Gro Co/The	37,200	2,170,620
Sherwin-Williams Co/The	3,600	1,166,508
TOTAL MATERIALS		18,352,187
Real Estate - 0.8%
Health Care REITs - 0.1%
Ventas Inc	22,800	1,764,264
Industrial REITs - 0.0%
Terreno Realty Corp	20,200	1,185,942
Residential REITs - 0.2%
Camden Property Trust	12,300	1,353,984
Sun Communities Inc	36,400	4,510,324
		5,864,308
Specialized REITs - 0.5%
American Tower Corp	73,700	12,939,509
Public Storage	700	181,650
		13,121,159
TOTAL REAL ESTATE		21,935,673
Utilities - 2.2%
Electric Utilities - 2.0%
Constellation Energy Corp	3,633	1,283,430
Duke Energy Corp	44,000	5,157,240
Edison International	60,800	3,649,216
Entergy Corp	65,800	6,081,894
Eversource Energy	70,600	4,753,498
Exelon Corp	37,000	1,612,830
FirstEnergy Corp	28,700	1,284,899
NextEra Energy Inc	12,100	971,388
PG&E Corp	60,000	964,200
Southern Co/The	338,000	29,473,600
		55,232,195
Multi-Utilities - 0.2%
Sempra	58,800	5,191,452
TOTAL UTILITIES		60,423,647
TOTAL UNITED STATES		2,362,160,668
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (c)	699,100	18,743,856
TOTAL COMMON STOCKS (Cost $1,313,151,603)		2,622,485,020

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
UNITED STATES - 1.9%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Bruker Corp 6.375% Series A	25,500	9,261,090
Industrials - 1.6%
Aerospace & Defense - 1.6%
Boeing Co Series A, 6%	610,700	42,413,115
TOTAL UNITED STATES		51,674,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $39,668,072)		51,674,205

U.S. Treasury Obligations - 0.2%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (d) (Cost $4,963,714)	3.67	4,992,000	4,964,630

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.79	40,935,822	40,944,010
Fidelity Securities Lending Cash Central Fund (h)(i)	3.77	77,365,760	77,373,496
TOTAL MONEY MARKET FUNDS (Cost $118,318,531)			118,317,506

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $1,476,101,920)	2,797,441,361
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(76,803,056)
NET ASSETS - 100.0%	2,720,638,305

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eli Lilly & Co	Chicago Board Options Exchange	16	1,719,488	1,130.00	2/2026	(55,000)
GE Vernova Inc	Chicago Board Options Exchange	67	4,378,919	700.00	2/2026	(173,530)
GE Vernova Inc	Chicago Board Options Exchange	67	4,378,919	740.00	2/2026	(101,840)
GE Vernova Inc	Chicago Board Options Exchange	67	4,378,919	750.00	2/2026	(89,445)
Wells Fargo & Co	Chicago Board Options Exchange	973	9,068,360	100.00	2/2026	(111,895)
Wells Fargo & Co	Chicago Board Options Exchange	994	9,264,080	95.00	2/2026	(287,763)

						(819,473)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	100	6,535,700	480.00	2/2026	(18,000)

						(18,000)
TOTAL WRITTEN OPTIONS						(837,473)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $33,796,335.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,548,499 or 0.4% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,548,499 or 0.4% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,568,224	334,867,787	362,491,374	3,263,514	398	(1,025)	40,944,010	40,935,822	0.1%
Fidelity Securities Lending Cash Central Fund	2,407,261	491,800,052	416,832,551	131,949	(1,266)	-	77,373,496	77,365,760	0.3%
Total	70,975,485	826,667,839	779,323,925	3,395,463	(868)	(1,025)	118,317,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	151,193,559	134,505,980	16,687,579	-
Consumer Discretionary	62,195,699	62,195,699	-	-
Consumer Staples	156,270,253	156,270,253	-	-
Energy	265,034,124	265,034,124	-	-
Financials	506,463,436	501,977,700	4,485,736	-
Health Care	308,431,745	308,431,745	-	-
Industrials	453,840,770	437,646,793	16,193,977	-
Information Technology	599,135,896	599,135,896	-	-
Materials	37,560,218	37,560,218	-	-
Real Estate	21,935,673	21,935,673	-	-
Utilities	60,423,647	60,423,647	-	-

Convertible Preferred Stocks
Health Care	9,261,090	-	9,261,090	-
Industrials	42,413,115	-	42,413,115	-

U.S. Treasury Obligations	4,964,630	-	4,964,630	-

Money Market Funds	118,317,506	118,317,506	-	-
Total Investments in Securities:	2,797,441,361	2,703,435,234	94,006,127	-
Derivative Instruments:

Liabilities
Written Options	(837,473)	(837,473)	-	-
Total Liabilities	(837,473)	(837,473)	-	-
Total Derivative Instruments:	(837,473)	(837,473)	-	-

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	408,720	408,720	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(837,473)
Total Equity Risk	-	(837,473)
Total Value of Derivatives	-	(837,473)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $73,874,768) - See accompanying schedule:
Unaffiliated issuers (cost $1,357,783,389)	$2,679,123,855
Fidelity Central Funds (cost $118,318,531)	118,317,506

Total Investment in Securities (cost $1,476,101,920)		$2,797,441,361
Cash		9,103
Foreign currency held at value (cost $804)		798
Receivable for investments sold		545,473
Unrealized appreciation on unfunded commitments		408,720
Receivable for fund shares sold		1,404,051
Dividends receivable		3,164,501
Interest receivable		57
Distributions receivable from Fidelity Central Funds		124,096
Prepaid expenses		2,162
Other receivables		90
Total assets		2,803,100,412
Liabilities
Payable for investments purchased	$15,116
Payable for fund shares redeemed	2,781,652
Accrued management fee	1,079,581
Distribution and service plan fees payable	307,233
Written options, at value (premium received $941,563)	837,473
Other payables and accrued expenses	66,800
Collateral on securities loaned	77,374,252
Total liabilities		82,462,107
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,720,638,305
Net Assets consist of:
Paid in capital		$1,372,921,037
Total accumulated earnings (loss)		1,347,717,268
Net Assets		$2,720,638,305

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($527,291,767 ÷ 15,809,080 shares)		$33.35
Service Class :
Net Asset Value, offering price and redemption price per share ($155,385,667 ÷ 4,731,600 shares)		$32.84
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,426,111,785 ÷ 44,582,250 shares)		$31.99
Investor Class :
Net Asset Value, offering price and redemption price per share ($611,849,086 ÷ 18,488,582 shares)		$33.09
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$45,931,439
Interest		70,451
Income from Fidelity Central Funds (including $131,949 from security lending)		3,395,463
Total income		49,397,353
Expenses
Management fee	$12,484,003
Distribution and service plan fees	3,606,350
Custodian fees and expenses	99,474
Independent trustees' fees and expenses	10,079
Audit fees	68,914
Legal	4,115
Miscellaneous	9,177
Total expenses before reductions	16,282,112
Expense reductions	(3,740)
Total expenses after reductions		16,278,372
Net Investment income (loss)		33,118,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	253,173,308
Fidelity Central Funds	(868)
Foreign currency transactions	(21,131)
Written options	879,931
Total net realized gain (loss)		254,031,240
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	220,168,283
Fidelity Central Funds	(1,025)
Unfunded commitments	408,720
Assets and liabilities in foreign currencies	63,377
Written options	(238,007)
Total change in net unrealized appreciation (depreciation)		220,401,348
Net gain (loss)		474,432,588
Net increase (decrease) in net assets resulting from operations		$507,551,569
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,118,981	$29,905,387
Net realized gain (loss)	254,031,240	170,735,388
Change in net unrealized appreciation (depreciation)	220,401,348	260,420,351
Net increase (decrease) in net assets resulting from operations	507,551,569	461,061,126
Distributions to shareholders	(280,367,027)	(190,688,973)

Share transactions - net increase (decrease)	49,244,880	9,193,357
Total increase (decrease) in net assets	276,429,422	279,565,510

Net Assets
Beginning of period	2,444,208,883	2,164,643,373
End of period	$2,720,638,305	$2,444,208,883

Financial Highlights
VIP Growth & Income Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.55	$27.04	$24.02	$26.22	$22.36
Income from Investment Operations
Net investment income (loss) A,B	.47	.44	.44	.42	.55 C
Net realized and unrealized gain (loss)	6.04	5.61	4.03	(1.70)	5.07
Total from investment operations	6.51	6.05	4.47	(1.28)	5.62
Distributions from net investment income	(.53)	(.46)	(.45)	(.42)	(.62)
Distributions from net realized gain	(3.18)	(2.08)	(1.00)	(.50)	(1.14)
Total distributions	(3.71)	(2.54)	(1.45)	(.92)	(1.76)
Net asset value, end of period	$33.35	$30.55	$27.04	$24.02	$26.22
Total Return D,E	21.50%	22.21%	18.72%	(4.95)%	25.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47%	.49%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.47%	.49%	.52%	.52%	.52%
Expenses net of all reductions, if any	.47%	.49%	.52%	.52%	.52%
Net investment income (loss)	1.44%	1.42%	1.71%	1.68%	2.18% C
Supplemental Data
Net assets, end of period (000 omitted)	$527,292	$471,051	$406,860	$367,028	$439,309
Portfolio turnover rate H	17%	14%	15%	10%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.55%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.13	$26.70	$23.73	$25.91	$22.12
Income from Investment Operations
Net investment income (loss) A,B	.43	.40	.41	.39	.52 C
Net realized and unrealized gain (loss)	5.95	5.54	3.98	(1.67)	5.00
Total from investment operations	6.38	5.94	4.39	(1.28)	5.52
Distributions from net investment income	(.49)	(.43)	(.42)	(.40)	(.59)
Distributions from net realized gain	(3.18)	(2.08)	(1.00)	(.50)	(1.14)
Total distributions	(3.67)	(2.51)	(1.42)	(.90)	(1.73)
Net asset value, end of period	$32.84	$30.13	$26.70	$23.73	$25.91
Total Return D,E	21.39%	22.09%	18.62%	(5.02)%	25.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57%	.59%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.57%	.59%	.62%	.62%	.62%
Expenses net of all reductions, if any	.57%	.59%	.62%	.62%	.62%
Net investment income (loss)	1.34%	1.33%	1.61%	1.58%	2.08% C
Supplemental Data
Net assets, end of period (000 omitted)	$155,386	$140,796	$126,496	$116,688	$128,601
Portfolio turnover rate H	17%	14%	15%	10%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.43	$26.13	$23.26	$25.42	$21.72
Income from Investment Operations
Net investment income (loss) A,B	.38	.35	.37	.34	.48 C
Net realized and unrealized gain (loss)	5.80	5.41	3.88	(1.64)	4.92
Total from investment operations	6.18	5.76	4.25	(1.30)	5.40
Distributions from net investment income	(.44)	(.39)	(.38)	(.36)	(.55)
Distributions from net realized gain	(3.18)	(2.08)	(1.00)	(.50)	(1.14)
Total distributions	(3.62)	(2.46) D	(1.38)	(.86)	(1.70) D
Net asset value, end of period	$31.99	$29.43	$26.13	$23.26	$25.42
Total Return E,F	21.21%	21.91%	18.41%	(5.17)%	25.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72%	.74%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.72%	.74%	.77%	.77%	.77%
Expenses net of all reductions, if any	.72%	.74%	.77%	.77%	.77%
Net investment income (loss)	1.19%	1.18%	1.46%	1.43%	1.94% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,426,112	$1,322,751	$1,206,355	$1,071,533	$1,137,635
Portfolio turnover rate I	17%	14%	15%	10%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth & Income Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.35	$26.87	$23.88	$26.07	$22.25
Income from Investment Operations
Net investment income (loss) A,B	.45	.41	.42	.40	.53 C
Net realized and unrealized gain (loss)	5.98	5.59	4.00	(1.68)	5.03
Total from investment operations	6.43	6.00	4.42	(1.28)	5.56
Distributions from net investment income	(.51)	(.44)	(.43)	(.40)	(.60)
Distributions from net realized gain	(3.18)	(2.08)	(1.00)	(.50)	(1.14)
Total distributions	(3.69)	(2.52)	(1.43)	(.91) D	(1.74)
Net asset value, end of period	$33.09	$30.35	$26.87	$23.88	$26.07
Total Return E,F	21.39%	22.18%	18.62%	(5.01)%	25.80%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.55%	.57%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.55%	.57%	.59%	.60%	.60%
Expenses net of all reductions, if any	.55%	.57%	.59%	.60%	.60%
Net investment income (loss)	1.36%	1.35%	1.63%	1.60%	2.11% C
Supplemental Data
Net assets, end of period (000 omitted)	$611,849	$509,612	$424,932	$378,005	$376,272
Portfolio turnover rate I	17%	14%	15%	10%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales, options transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,376,888,001
Gross unrealized depreciation	(60,504,615)
Net unrealized appreciation (depreciation)	$1,316,383,386
Tax Cost	$1,480,629,222

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,537,340
Undistributed long-term capital gain	$31,400,581
Net unrealized appreciation (depreciation) on securities and other investments	$1,316,074,378

The Fund intends to elect to defer to its next fiscal year $1,295,029 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$46,305,770	$ 38,493,656
Long-term Capital Gains	234,061,257	152,195,317
Total	$280,367,027	$ 190,688,973

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Growth & Income Portfolio	CompoSecure, Inc. Class A	9,694,000	408,720
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth & Income Portfolio	421,040,877	589,180,081
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.48
Service Class	.48
Service Class 2.48
Investor Class	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.47
Service Class	.47
Service Class 2.47
Investor Class	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$146,665
Service Class 2	3,459,685
$3,606,350

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth & Income Portfolio	6,793

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth & Income Portfolio	33,339,975	26,874,263	12,285,789
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Growth & Income Portfolio	3,438
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth & Income Portfolio	14,297	561	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Growth & Income Portfolio	32,077
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,740.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Growth & Income Portfolio
Distributions to shareholders
Initial Class	$54,004,149	$36,427,724
Service Class	15,957,563	10,996,704
Service Class 2	147,831,162	103,690,665
Investor Class	62,574,153	39,573,880
Total	$280,367,027	$190,688,973
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Growth & Income Portfolio
Initial Class
Shares sold	2,145,365	2,264,750	$70,105,307	$69,778,768
Reinvestment of distributions	1,632,056	1,167,818	54,004,148	36,427,723
Shares redeemed	(3,386,240)	(3,062,408)	(110,985,723)	(94,377,011)
Net increase (decrease)	391,181	370,160	$13,123,732	$11,829,480
Service Class
Shares sold	157,436	183,227	$5,096,833	$5,528,758
Reinvestment of distributions	489,769	357,551	15,957,563	10,996,704
Shares redeemed	(588,384)	(606,389)	(19,118,294)	(18,123,955)
Net increase (decrease)	58,821	(65,611)	$1,936,102	$(1,598,493)
Service Class 2
Shares sold	3,421,499	1,819,641	$103,222,529	$53,646,822
Reinvestment of distributions	4,658,078	3,452,140	147,831,162	103,690,665
Shares redeemed	(8,443,187)	(6,499,644)	(273,416,152)	(189,688,970)
Net increase (decrease)	(363,610)	(1,227,863)	$(22,362,461)	$(32,351,483)
Investor Class
Shares sold	2,026,454	1,503,853	$66,389,832	$46,400,139
Reinvestment of distributions	1,905,516	1,277,034	62,574,153	39,573,880
Shares redeemed	(2,236,963)	(1,799,222)	(72,416,478)	(54,660,166)
Net increase (decrease)	1,695,007	981,665	$56,547,507	$31,313,853
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth & Income Portfolio	26	2	52
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund III and the Shareholders of VIP Growth & Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Growth & Income Portfolio (the "Fund"), a fund of Variable Insurance Products Fund III, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $242,447,613, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,253,580 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial class designates 4%, and 75%; Service Class 2 designates 4%, and 86%; Service Class designates 4%, and 79%; and Investor Class designates 4%, and 77%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540026.128
VIPGI-ANN-0226
Fidelity® Variable Insurance Products:

VIP Dynamic Capital Appreciation Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Dynamic Capital Appreciation Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Glencore PLC	43,000	235,066
BRAZIL - 1.8%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
MercadoLibre Inc (c)	1,380	2,779,679
Financials - 0.8%
Banks - 0.8%
NU Holdings Ltd/Cayman Islands Class A (c)	153,400	2,567,916
TOTAL BRAZIL		5,347,595
CANADA - 3.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Imperial Oil Ltd (b)	5,600	483,806
Financials - 1.7%
Capital Markets - 1.7%
Brookfield Corp Class A (United States)	103,843	4,765,355
Materials - 1.5%
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA (United States)	10,300	1,746,159
Franco-Nevada Corp	11,900	2,466,700
TOTAL MATERIALS		4,212,859
TOTAL CANADA		9,462,020
GERMANY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Siemens Energy AG (c)	9,300	1,304,684
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (c)(d)	75,514	1
KOREA (SOUTH) - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	4,770	2,159,210
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	5,860	490,923
TOTAL KOREA (SOUTH)		2,650,133
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
BE Semiconductor Industries NV	6,300	990,253
NORWAY - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Frontline PLC	36,000	785,520
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	11,000	541,911
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,213	5,534,749

TOTAL TAIWAN		6,076,660
UNITED KINGDOM - 1.6%
Consumer Staples - 1.3%
Tobacco - 1.3%
British American Tobacco PLC	66,906	3,800,436
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	8,700	175,380
Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	13,900	609,499
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (c)	5,700	197,847
TOTAL UNITED KINGDOM		4,783,162
UNITED STATES - 88.5%
Communication Services - 10.8%
Entertainment - 0.0%
ROBLOX Corp Class A (c)	1,400	113,442
Interactive Media & Services - 10.2%
Alphabet Inc Class A	39,823	12,464,599
Alphabet Inc Class C	23,160	7,267,608
Epic Games Inc (c)(d)(e)	156	101,414
Match Group Inc	11,800	381,022
Meta Platforms Inc Class A	13,800	9,109,242
		29,323,885
Media - 0.1%
EchoStar Corp Class A (c)	2,700	293,490
New York Times Co/The Class A	1,600	111,072
		404,562
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	7,500	1,522,800
TOTAL COMMUNICATION SERVICES		31,364,689
Consumer Discretionary - 7.3%
Broadline Retail - 5.9%
Amazon.com Inc (c)	74,260	17,140,693
Diversified Consumer Services - 0.2%
Service Corp International/US	7,800	608,166
Hotels, Restaurants & Leisure - 0.7%
Sportradar Holding AG Class A (c)	27,200	646,544
Vail Resorts Inc	1,200	159,360
Viking Holdings Ltd (c)	18,400	1,313,944
		2,119,848
Household Durables - 0.1%
DR Horton Inc	1,400	201,642
Specialty Retail - 0.3%
Lowe's Cos Inc	3,800	916,408
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (c)	3,600	307,872
TOTAL CONSUMER DISCRETIONARY		21,294,629
Consumer Staples - 2.3%
Beverages - 1.0%
Constellation Brands Inc Class A	7,300	1,007,108
Keurig Dr Pepper Inc	63,200	1,770,232
		2,777,340
Consumer Staples Distribution & Retail - 0.3%
Sprouts Farmers Market Inc (c)	13,100	1,043,677
Tobacco - 1.0%
Philip Morris International Inc	17,567	2,817,747
TOTAL CONSUMER STAPLES		6,638,764
Energy - 4.4%
Energy Equipment & Services - 1.2%
Archrock Inc	56,900	1,480,538
Kodiak Gas Services Inc	46,000	1,720,400
WaterBridge Infrastructure LLC Class A	22,300	446,223
		3,647,161
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy Inc	8,400	1,632,876
Energy Transfer LP	51,200	844,288
Enterprise Products Partners LP	40,300	1,292,018
Exxon Mobil Corp	26,745	3,218,493
MPLX LP	14,123	753,745
Shell PLC ADR	21,200	1,557,776
		9,299,196
TOTAL ENERGY		12,946,357
Financials - 15.5%
Banks - 1.7%
Bank of America Corp	44,032	2,421,760
Wells Fargo & Co	28,545	2,660,394
		5,082,154
Capital Markets - 5.9%
Ares Capital Corp	33,696	681,670
Blackstone Secured Lending Fund	41,703	1,098,040
Blue Owl Capital Corp	173,147	2,152,217
Blue Owl Capital Inc Class A (b)	262,400	3,920,257
Cboe Global Markets Inc	11,000	2,761,000
Galaxy Digital Inc Class A (b)	50,700	1,133,652
Intercontinental Exchange Inc	16,500	2,672,340
Jefferies Financial Group Inc	8,700	539,139
LPL Financial Holdings Inc	1,800	642,906
Raymond James Financial Inc	1,400	224,826
Robinhood Markets Inc Class A (c)	11,900	1,345,890
		17,171,937
Financial Services - 4.8%
Apollo Global Management Inc	33,900	4,907,364
Mastercard Inc Class A	5,100	2,911,488
Rocket Cos Inc Class A	79,900	1,546,864
Visa Inc Class A	12,720	4,461,031
		13,826,747
Insurance - 3.1%
Arthur J Gallagher & Co	8,857	2,292,103
Chubb Ltd	6,600	2,059,992
Marsh & McLennan Cos Inc	10,700	1,985,064
Travelers Companies Inc/The	5,800	1,682,348
W R Berkley Corp	13,900	974,668
		8,994,175
TOTAL FINANCIALS		45,075,013
Health Care - 5.1%
Biotechnology - 0.2%
Adamas Pharmaceuticals Inc rights (c)(d)	47,000	470
Adamas Pharmaceuticals Inc rights (c)(d)	47,000	0
Beam Therapeutics Inc (c)	14,800	410,256
Krystal Biotech Inc (c)	800	197,232
		607,958
Health Care Equipment & Supplies - 0.0%
Baxter International Inc	10,600	202,566
Health Care Providers & Services - 1.6%
Cigna Group/The	4,600	1,266,058
Humana Inc	4,700	1,203,811
UnitedHealth Group Inc	6,300	2,079,693
		4,549,562
Life Sciences Tools & Services - 1.5%
Bruker Corp	22,200	1,045,842
Thermo Fisher Scientific Inc	5,800	3,360,810
		4,406,652
Pharmaceuticals - 1.8%
Eli Lilly & Co	3,200	3,438,976
Royalty Pharma PLC Class A	46,000	1,777,440
		5,216,416
TOTAL HEALTH CARE		14,983,154
Industrials - 13.7%
Aerospace & Defense - 3.4%
Anduril Industries Inc Class B (d)(e)	200	9,132
Boeing Co (c)	30,700	6,665,584
Carpenter Technology Corp	2,300	724,132
GE Aerospace	6,100	1,878,983
Huntington Ingalls Industries Inc	2,200	748,154
		10,025,985
Air Freight & Logistics - 0.3%
United Parcel Service Inc Class B	10,000	991,900
Building Products - 0.4%
A O Smith Corp	18,800	1,257,344
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (c)	5,700	1,336,536
Construction & Engineering - 0.4%
EMCOR Group Inc	1,700	1,040,043
Electrical Equipment - 2.2%
GE Vernova Inc	8,575	5,604,363
Vertiv Holdings Co Class A	4,800	777,648
		6,382,011
Machinery - 4.4%
Allison Transmission Holdings Inc	43,100	4,219,490
Cummins Inc	1,900	969,855
Otis Worldwide Corp	10,000	873,500
PACCAR Inc	17,600	1,927,376
Westinghouse Air Brake Technologies Corp	22,300	4,759,935
		12,750,156
Professional Services - 2.0%
KBR Inc	12,885	517,976
Paycom Software Inc	16,566	2,639,958
SS&C Technologies Holdings Inc	31,756	2,776,110
		5,934,044
Trading Companies & Distributors - 0.1%
Watsco Inc	600	202,170
TOTAL INDUSTRIALS		39,920,189
Information Technology - 25.1%
Communications Equipment - 0.6%
Arista Networks Inc (c)	13,000	1,703,390
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (c)	900	166,113
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices Inc (c)	5,100	1,092,216
Astera Labs Inc (c)	500	83,180
Broadcom Inc	18,937	6,554,096
First Solar Inc (c)	2,300	600,829
Marvell Technology Inc	7,400	628,852
NVIDIA Corp	128,570	23,978,305
		32,937,478
Software - 7.2%
AppLovin Corp Class A (c)	800	539,056
Asapp Inc warrants 8/28/2028 (c)(d)(e)	61,925	35,917
Microsoft Corp	38,242	18,494,596
Nutanix Inc Class A (c)	4,200	217,098
Riot Platforms Inc (b)(c)	122,000	1,545,740
		20,832,407
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	35,460	9,640,156
Seagate Technology Holdings PLC	12,000	3,304,680
Western Digital Corp	23,400	4,031,118
		16,975,954
TOTAL INFORMATION TECHNOLOGY		72,615,342
Materials - 1.0%
Chemicals - 0.3%
Corteva Inc	7,400	496,022
LyondellBasell Industries NV Class A1	9,700	420,010
		916,032
Containers & Packaging - 0.2%
Smurfit WestRock PLC	15,600	603,252
Metals & Mining - 0.5%
Newmont Corp	3,800	379,430
Royal Gold Inc	4,000	889,160
		1,268,590
TOTAL MATERIALS		2,787,874
Real Estate - 2.5%
Health Care REITs - 0.9%
Ventas Inc	33,500	2,592,230
Real Estate Management & Development - 1.4%
CBRE Group Inc Class A (c)	16,700	2,685,193
Compass Inc Class A (c)	119,500	1,263,115
		3,948,308
Retail REITs - 0.2%
Simon Property Group Inc	4,500	832,995
TOTAL REAL ESTATE		7,373,533
Utilities - 0.8%
Electric Utilities - 0.8%
Exelon Corp	19,900	867,441
NextEra Energy Inc	17,500	1,404,900
TOTAL UTILITIES		2,272,341
TOTAL UNITED STATES		257,271,885
TOTAL COMMON STOCKS (Cost $206,840,225)		288,906,979

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $49,599)	49,600	31,997

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (c)(d)(e)	85	139,922
Canva Australia Holdings Pty Ltd Series A2 (c)(d)(e)	15	24,692

TOTAL AUSTRALIA		164,614
UNITED STATES - 0.7%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)(e)	1,600	19,072
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)(e)	5,300	10,123
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (c)(d)(e)	5,252	239,806
Anduril Industries Inc Series G (d)(e)	300	13,698
TOTAL INDUSTRIALS		253,504
Information Technology - 0.6%
IT Services - 0.2%
X.Ai Holdings Corp Series C (d)(e)	9,300	701,778
Software - 0.4%
Anthropic PBC Series F (d)(e)	1,100	256,630
Asapp Inc Series C (c)(d)(e)	17,672	18,909
Asapp Inc Series D (c)(d)(e)	107,931	91,741
OpenAI Group Pbc Series A-2 (d)(e)	846	403,948
		771,228
TOTAL INFORMATION TECHNOLOGY		1,473,006
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (c)(d)(e)	3,438	41,015
Illuminated Holdings Inc Series C3 (c)(d)(e)	4,298	51,276
Illuminated Holdings Inc Series C4 (c)(d)(e)	1,252	14,936
Illuminated Holdings Inc Series C5 (c)(d)(e)	2,617	31,221
TOTAL MATERIALS		138,448
TOTAL UNITED STATES		1,894,153
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,697,528)		2,058,767

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (d)(e)(f) (Cost $66,000)	66,000	61,769

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.79	546,122	546,232
Fidelity Securities Lending Cash Central Fund (g)(h)	3.77	4,523,072	4,523,524
TOTAL MONEY MARKET FUNDS (Cost $5,069,785)			5,069,756

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $213,723,137)	296,129,268
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(5,110,431)
NET ASSETS - 100.0%	291,018,837

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,298,996 or 0.8% of net assets.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	20,417

Anduril Industries Inc Class B	6/16/2025	8,177

Anduril Industries Inc Series F	8/7/2024	114,161

Anduril Industries Inc Series G	4/17/2025	12,264

Anthropic PBC Series F	8/18/2025	155,064

Asapp Inc Series C	4/30/2021	116,584

Asapp Inc Series D	8/29/2023	416,777

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Australia Holdings Pty Ltd Series A	9/22/2023	90,666

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	16,000

ElevateBio LLC Series C	3/9/2021	22,234

Epic Games Inc	3/29/2021	138,060

Illuminated Holdings Inc 15%	6/14/2023	49,599

Illuminated Holdings Inc 15%	9/27/2023	66,000

Illuminated Holdings Inc Series C2	7/7/2020	85,950

Illuminated Holdings Inc Series C3	7/7/2020	128,940

Illuminated Holdings Inc Series C4	1/8/2021	45,072

Illuminated Holdings Inc Series C5	6/16/2021	113,054

OpenAI Group Pbc Series A-2	9/30/2024	159,000

X.Ai Holdings Corp Series C	11/22/2024	201,345

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	343,986	85,549,292	85,346,985	141,642	(32)	(29)	546,232	546,122	0.0%
Fidelity Securities Lending Cash Central Fund	1,309,587	52,009,449	48,795,832	53,235	320	-	4,523,524	4,523,072	0.0%
Total	1,653,573	137,558,741	134,142,817	194,877	288	(29)	5,069,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	31,364,689	31,263,275	-	101,414
Consumer Discretionary	24,074,308	24,074,308	-	-
Consumer Staples	10,439,200	10,439,200	-	-
Energy	14,391,063	14,391,063	-	-
Financials	53,017,783	52,408,284	609,499	-
Health Care	15,181,002	15,180,531	-	471
Industrials	41,224,873	39,911,057	1,304,684	9,132
Information Technology	82,332,388	79,104,427	3,192,044	35,917
Materials	7,235,799	7,000,733	235,066	-
Real Estate	7,373,533	7,373,533	-	-
Utilities	2,272,341	2,272,341	-	-

Convertible Corporate Bonds
Materials	31,997	-	-	31,997

Convertible Preferred Stocks
Financials	19,072	-	-	19,072
Health Care	10,123	-	-	10,123
Industrials	253,504	-	-	253,504
Information Technology	1,637,620	-	-	1,637,620
Materials	138,448	-	-	138,448

Preferred Securities
Materials	61,769	-	-	61,769

Money Market Funds	5,069,756	5,069,756	-	-
Total Investments in Securities:	296,129,268	288,488,508	5,341,293	2,299,467

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	42,836	42,836	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $4,367,374) - See accompanying schedule:
Unaffiliated issuers (cost $208,653,352)	$291,059,512
Fidelity Central Funds (cost $5,069,785)	5,069,756

Total Investment in Securities (cost $213,723,137)		$296,129,268
Cash		5,562
Foreign currency held at value (cost $4,405)		4,198
Receivable for investments sold		118,699
Unrealized appreciation on unfunded commitments		42,836
Receivable for fund shares sold		22,087
Dividends receivable		271,761
Interest receivable		14,385
Distributions receivable from Fidelity Central Funds		2,259
Prepaid expenses		227
Other receivables		14
Total assets		296,611,296
Liabilities
Payable for investments purchased	$832,125
Payable for fund shares redeemed	30,797
Accrued management fee	156,580
Distribution and service plan fees payable	3,853
Other payables and accrued expenses	46,087
Collateral on securities loaned	4,523,017
Total liabilities		5,592,459
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$291,018,837
Net Assets consist of:
Paid in capital		$169,811,604
Total accumulated earnings (loss)		121,207,233
Net Assets		$291,018,837

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($31,110,385 ÷ 1,580,889 shares)		$19.68
Service Class :
Net Asset Value, offering price and redemption price per share ($699,087 ÷ 36,386 shares)		$19.21
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($18,125,715 ÷ 981,235 shares)		$18.47
Investor Class :
Net Asset Value, offering price and redemption price per share ($241,083,650 ÷ 12,309,492 shares)		$19.59
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$2,770,491
Interest		8,572
Income from Fidelity Central Funds (including $53,235 from security lending)		194,877
Total income		2,973,940
Expenses
Management fee	$1,786,003
Distribution and service plan fees	42,891
Custodian fees and expenses	26,403
Independent trustees' fees and expenses	1,089
Audit fees	59,953
Legal	5,262
Miscellaneous	2,365
Total expenses		1,923,966
Net Investment income (loss)		1,049,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	47,038,482
Fidelity Central Funds	288
Foreign currency transactions	(8,581)
Futures contracts	63,213
Total net realized gain (loss)		47,093,402
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(972,585)
Fidelity Central Funds	(29)
Unfunded commitments	42,836
Assets and liabilities in foreign currencies	960
Total change in net unrealized appreciation (depreciation)		(928,818)
Net gain (loss)		46,164,584
Net increase (decrease) in net assets resulting from operations		$47,214,558
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,049,974	$71,537
Net realized gain (loss)	47,093,402	44,851,222
Change in net unrealized appreciation (depreciation)	(928,818)	13,223,769
Net increase (decrease) in net assets resulting from operations	47,214,558	58,146,528
Distributions to shareholders	(52,121,471)	(11,390,788)

Share transactions - net increase (decrease)	16,138,002	4,391,677
Total increase (decrease) in net assets	11,231,089	51,147,417

Net Assets
Beginning of period	279,787,748	228,640,331
End of period	$291,018,837	$279,787,748

Financial Highlights
VIP Dynamic Capital Appreciation Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.12	$16.77	$13.72	$19.62	$17.36
Income from Investment Operations
Net investment income (loss) A,B	.09	.02	.05	.07	.09 C
Net realized and unrealized gain (loss)	3.25	4.16	3.79	(3.87)	3.96
Total from investment operations	3.34	4.18	3.84	(3.80)	4.05
Distributions from net investment income	(.11)	(.04)	(.06)	(.05)	(.11) D
Distributions from net realized gain	(3.67)	(.79)	(.73)	(2.05)	(1.67) D
Total distributions	(3.78)	(.83)	(.79)	(2.10)	(1.79) E
Net asset value, end of period	$19.68	$20.12	$16.77	$13.72	$19.62
Total Return F,G	18.79%	25.52%	29.07%	(20.87)%	24.63%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61%	.62%	.66%	.67%	.66%
Expenses net of fee waivers, if any	.61%	.62%	.65%	.66%	.66%
Expenses net of all reductions, if any	.61%	.62%	.65%	.66%	.66%
Net investment income (loss)	.46%	.11%	.32%	.45%	.51% C
Supplemental Data
Net assets, end of period (000 omitted)	$31,110	$29,942	$25,072	$20,784	$30,029
Portfolio turnover rate J	90%	61%	51%	55%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.73	$16.47	$13.49	$19.33	$17.13
Income from Investment Operations
Net investment income (loss) A,B	.07	- C	.03	.05	.08 D
Net realized and unrealized gain (loss)	3.18	4.08	3.73	(3.80)	3.89
Total from investment operations	3.25	4.08	3.76	(3.75)	3.97
Distributions from net investment income	(.10)	(.03)	(.04)	(.03)	(.09) E
Distributions from net realized gain	(3.67)	(.79)	(.73)	(2.05)	(1.67) E
Total distributions	(3.77)	(.82)	(.78) F	(2.09) F	(1.77) F
Net asset value, end of period	$19.21	$19.73	$16.47	$13.49	$19.33
Total Return G,H	18.69%	25.35%	28.93%	(20.94)%	24.47%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.71%	.72%	.76%	.77%	.76%
Expenses net of fee waivers, if any	.71%	.72%	.75%	.76%	.76%
Expenses net of all reductions, if any	.71%	.72%	.75%	.76%	.76%
Net investment income (loss)	.36%	.01%	.22%	.35%	.42% D
Supplemental Data
Net assets, end of period (000 omitted)	$699	$586	$479	$358	$445
Portfolio turnover rate K	90%	61%	51%	55%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.11	$15.98	$13.11	$18.85	$16.74
Income from Investment Operations
Net investment income (loss) A,B	.04	(.02)	.01	.03	.05 C
Net realized and unrealized gain (loss)	3.07	3.95	3.61	(3.70)	3.79
Total from investment operations	3.11	3.93	3.62	(3.67)	3.84
Distributions from net investment income	(.07)	(.01)	(.02)	(.02)	(.05) D
Distributions from net realized gain	(3.67)	(.79)	(.73)	(2.05)	(1.67) D
Total distributions	(3.75) E	(.80)	(.75)	(2.07)	(1.73) E
Net asset value, end of period	$18.47	$19.11	$15.98	$13.11	$18.85
Total Return F,G	18.49%	25.19%	28.72%	(21.05)%	24.27%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.86%	.87%	.91%	.92%	.91%
Expenses net of fee waivers, if any	.86%	.87%	.90%	.91%	.91%
Expenses net of all reductions, if any	.86%	.87%	.90%	.91%	.91%
Net investment income (loss)	.21%	(.14)%	.07%	.20%	.26% C
Supplemental Data
Net assets, end of period (000 omitted)	$18,126	$16,936	$15,440	$13,739	$19,579
Portfolio turnover rate J	90%	61%	51%	55%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Dynamic Capital Appreciation Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.04	$16.71	$13.68	$19.56	$17.32
Income from Investment Operations
Net investment income (loss) A,B	.07	.01	.04	.06	.08 C
Net realized and unrealized gain (loss)	3.25	4.14	3.77	(3.85)	3.93
Total from investment operations	3.32	4.15	3.81	(3.79)	4.01
Distributions from net investment income	(.10)	(.03)	(.04)	(.04)	(.09) D
Distributions from net realized gain	(3.67)	(.79)	(.73)	(2.05)	(1.67) D
Total distributions	(3.77)	(.82)	(.78) E	(2.09)	(1.77) E
Net asset value, end of period	$19.59	$20.04	$16.71	$13.68	$19.56
Total Return F,G	18.72%	25.42%	28.92%	(20.88)%	24.46%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69%	.70%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.69%	.70%	.73%	.74%	.73%
Expenses net of all reductions, if any	.69%	.70%	.73%	.74%	.73%
Net investment income (loss)	.38%	.03%	.24%	.38%	.44% C
Supplemental Data
Net assets, end of period (000 omitted)	$241,084	$232,324	$187,650	$144,809	$203,577
Portfolio turnover rate J	90%	61%	51%	55%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .10%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$89,860,334
Gross unrealized depreciation	(8,023,513)
Net unrealized appreciation (depreciation)	$81,836,821
Tax Cost	$214,335,283

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,523,693
Undistributed long-term capital gain	$37,846,518
Net unrealized appreciation (depreciation) on securities and other investments	$81,837,022

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$9,801,940	$2,276,399
Long-term Capital Gains	42,319,531	9,114,389
Total	$52,121,471	$11,390,788

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Dynamic Capital Appreciation Portfolio	CompoSecure, Inc. Class A	1,015,983	42,836
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Dynamic Capital Appreciation Portfolio	247,100,740	281,373,535
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$676
Service Class 2	42,215
$42,891

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	6,056

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Dynamic Capital Appreciation Portfolio	21,873,640	39,986,798	8,199,057
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Dynamic Capital Appreciation Portfolio	376
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Dynamic Capital Appreciation Portfolio	5,612	13	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Dynamic Capital Appreciation Portfolio
Distributions to shareholders
Initial Class	$5,562,893	$1,278,890
Service Class	117,411	23,887
Service Class 2	3,288,895	757,309
Investor Class	43,152,272	9,330,702
Total	$52,121,471	$11,390,788
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Dynamic Capital Appreciation Portfolio
Initial Class
Shares sold	25,950	146,502	$484,285	$2,672,846
Reinvestment of distributions	306,666	70,625	5,562,893	1,278,890
Shares redeemed	(240,169)	(223,729)	(4,447,815)	(4,197,172)
Net increase (decrease)	92,447	(6,602)	$1,599,363	$(245,436)
Service Class
Shares sold	6,162	367	$106,840	$6,816
Reinvestment of distributions	6,452	1,312	114,702	23,299
Shares redeemed	(5,916)	(1,090)	(114,368)	(20,191)
Net increase (decrease)	6,698	589	$107,174	$9,924
Service Class 2
Shares sold	54,091	72,816	$937,645	$1,281,455
Reinvestment of distributions	192,731	44,203	3,288,895	757,309
Shares redeemed	(151,878)	(196,947)	(2,640,364)	(3,530,373)
Net increase (decrease)	94,944	(79,928)	$1,586,176	$(1,491,609)
Investor Class
Shares sold	401,334	1,057,335	$7,439,849	$19,772,771
Reinvestment of distributions	2,390,610	517,330	43,152,272	9,330,701
Shares redeemed	(2,076,856)	(1,209,906)	(37,746,832)	(22,984,674)
Net increase (decrease)	715,088	364,759	$12,845,289	$6,118,798
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Dynamic Capital Appreciation Portfolio	93
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund III and the Shareholders of VIP Dynamic Capital Appreciation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Dynamic Capital Appreciation Portfolio (the "Fund"), a fund of Variable Insurance Products Fund III, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $37,848,282, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $78,512 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 1% and 21%; Service Class designates 1% and 21%; Service Class 2 designates 1% and 22%; and Investor Class designates 1% and 22% of the dividend distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.751799.125
VIPDCA-ANN-0226
Fidelity® Variable Insurance Products:

VIP Balanced Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Balanced Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 63.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	800	1,316,912
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	88,817	24,904,528
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	19,700	2,315,144
CANADA - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	66,400	4,531,000
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	75,500	4,123,332
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Athabasca Oil Corp (b)	1,470,100	7,529,637
Cameco Corp (United States)	4,000	365,960
Imperial Oil Ltd (e)	165,700	14,315,476
TOTAL ENERGY		22,211,073
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	2,900	857,269
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	54,600	1,624,614
TOTAL CANADA		33,347,288
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	31,000	1,157,850
FRANCE - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Amundi SA (g)(h)	19,600	1,626,195
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	19,887	1,893,242
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Eurobank SA	186,338	750,021
Piraeus Bank SA	527,901	4,214,925

TOTAL GREECE		4,964,946
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	49,590	536,159
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	11,434	401,676
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (b)	119,200	3,720,232
TOTAL ISRAEL		4,121,908
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	8,000	2,437,298
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.6%
SK Hynix Inc	100,830	45,642,162
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	59,610	4,993,849
TOTAL KOREA (SOUTH)		50,636,011
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(c)(d)	176,324	186,903
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	15,500	13,034,725
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV	4,400	2,676,448
NXP Semiconductors NV	19,723	4,281,074
TOTAL INFORMATION TECHNOLOGY		6,957,522
TOTAL NETHERLANDS		19,992,247
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	101,500	1,745,107
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	37,923	4,722,172
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	24,200	1,124,816
TAIWAN - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.3%
Chroma ATE Inc	395,000	9,764,130
Delta Electronics Inc	526,000	16,156,481
		25,920,611
Semiconductors & Semiconductor Equipment - 0.9%
Jentech Precision Industrial Co Ltd	60,000	5,253,253
Taiwan Semiconductor Manufacturing Co Ltd	600,000	29,558,813
Taiwan Semiconductor Manufacturing Co Ltd ADR	97,100	29,507,719
		64,319,785
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	56,000	2,697,117
TOTAL TAIWAN		92,937,513
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	2,300	1,047,144
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)	28	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	132,100	2,846,479
Tobacco - 0.1%
British American Tobacco PLC ADR	98,600	5,582,732
TOTAL CONSUMER STAPLES		8,429,211
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (c)(d)	756,521	2,610,566
Insurance - 0.1%
Hiscox Ltd	428,829	8,225,511
TOTAL FINANCIALS		10,836,077
TOTAL UNITED KINGDOM		19,265,288
UNITED STATES - 60.7%
Communication Services - 7.3%
Diversified Telecommunication Services - 0.3%
AT&T Inc	854,200	21,218,328
Entertainment - 0.6%
Live Nation Entertainment Inc (b)	14,700	2,094,749
Netflix Inc (b)	187,980	17,625,005
Take-Two Interactive Software Inc (b)	31,518	8,069,554
Walt Disney Co/The	115,900	13,185,943
Warner Bros Discovery Inc (b)	248,000	7,147,360
		48,122,611
Interactive Media & Services - 6.4%
Alphabet Inc Class A	1,261,172	394,746,836
Epic Games Inc (b)(c)(d)	1,812	1,177,963
Meta Platforms Inc Class A	206,542	136,336,309
		532,261,108
Media - 0.0%
Fox Corp Class B	27,016	1,754,149
Magnite Inc (b)	239,549	3,887,880
		5,642,029
TOTAL COMMUNICATION SERVICES		607,244,076
Consumer Discretionary - 6.5%
Automobiles - 1.3%
General Motors Co	23,100	1,878,492
Tesla Inc (b)	232,000	104,335,040
		106,213,532
Broadline Retail - 2.8%
Amazon.com Inc (b)	1,010,800	233,312,856
Etsy Inc (b)	33,000	1,829,520
		235,142,376
Distributors - 0.0%
LKQ Corp	88,800	2,681,760
Diversified Consumer Services - 0.1%
Service Corp International/US	88,400	6,892,548
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	69,900	9,486,828
Booking Holdings Inc	1,658	8,879,137
Chipotle Mexican Grill Inc (b)	175,500	6,493,500
Churchill Downs Inc	48,100	5,472,818
Domino's Pizza Inc	16,500	6,877,530
DraftKings Inc Class A (b)	156,700	5,399,882
Dutch Bros Inc Class A (b)	38,900	2,381,458
Marriott International Inc/MD Class A1	42,700	13,247,248
Starbucks Corp	103,200	8,690,472
Wyndham Hotels & Resorts Inc	50,900	3,846,004
Yum! Brands Inc	58,300	8,819,624
		79,594,501
Household Durables - 0.1%
PulteGroup Inc	63,500	7,446,010
Somnigroup International Inc	39,400	3,517,632
		10,963,642
Specialty Retail - 1.0%
Best Buy Co Inc	14,300	957,099
Dick's Sporting Goods Inc	17,600	3,484,272
Floor & Decor Holdings Inc Class A (b)	52,000	3,166,280
Home Depot Inc/The	44,708	15,384,023
Lithia Motors Inc Class A	11,400	3,788,562
Lowe's Cos Inc	160,500	38,706,180
RealReal Inc/The (b)	58,900	929,442
Ross Stores Inc	116,200	20,932,268
		87,348,126
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	171,330	10,915,434
PVH Corp	70,300	4,711,506
		15,626,940
TOTAL CONSUMER DISCRETIONARY		544,463,425
Consumer Staples - 2.9%
Beverages - 0.9%
Coca-Cola Co/The	559,400	39,107,654
Constellation Brands Inc Class A	27,800	3,835,288
Keurig Dr Pepper Inc	434,817	12,179,224
Monster Beverage Corp (b)	61,552	4,719,192
PepsiCo Inc	84,900	12,184,848
		72,026,206
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (b)	39,900	3,592,197
Costco Wholesale Corp	38,240	32,975,882
Kroger Co/The	75,600	4,723,488
Target Corp	51,800	5,063,450
Walmart Inc	359,700	40,074,177
		86,429,194
Food Products - 0.2%
Bunge Global SA	57,000	5,077,560
Lamb Weston Holdings Inc	16,765	702,286
Mondelez International Inc	145,900	7,853,797
		13,633,643
Household Products - 0.5%
Colgate-Palmolive Co	43,900	3,468,978
Procter & Gamble Co/The	251,800	36,085,458
Reynolds Consumer Products Inc	19,516	447,307
		40,001,743
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	26,200	2,743,663
Kenvue Inc	411,300	7,094,925
		9,838,588
Tobacco - 0.2%
Philip Morris International Inc	104,600	16,777,840
TOTAL CONSUMER STAPLES		238,707,214
Energy - 1.5%
Energy Equipment & Services - 0.0%
SLB Ltd	117,600	4,513,488
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp	88,700	13,518,767
ConocoPhillips	176,100	16,484,721
Exxon Mobil Corp	513,600	61,806,624
Murphy Oil Corp	123,400	3,856,250
Phillips 66	41,100	5,303,544
Shell PLC ADR	133,600	9,816,928
Valero Energy Corp	67,700	11,020,883
		121,807,717
TOTAL ENERGY		126,321,205
Financials - 8.4%
Banks - 3.0%
Bancorp Inc/The (b)	22,123	1,493,744
Bank of America Corp	1,197,086	65,839,730
BOK Financial Corp	22,885	2,710,957
Citigroup Inc	243,685	28,435,603
Comerica Inc	53,023	4,609,289
First Horizon Corp	217,032	5,187,065
JPMorgan Chase & Co	73,585	23,710,559
KeyCorp	368,255	7,600,783
M&T Bank Corp	48,660	9,804,017
Pathward Financial Inc	25,647	1,820,937
Synovus Financial Corp	49,673	2,486,134
Truist Financial Corp	258,500	12,720,785
UMB Financial Corp	39,391	4,531,541
US Bancorp	302,710	16,152,606
Wells Fargo & Co	587,810	54,783,892
Wintrust Financial Corp	33,200	4,642,024
		246,529,666
Capital Markets - 2.0%
Bank of New York Mellon Corp/The	35,003	4,063,498
Blackrock Inc	21,420	22,926,683
Blue Owl Capital Inc Class A	207,547	3,100,752
Carlyle Group Inc/The	64,530	3,814,368
Cboe Global Markets Inc	10,475	2,629,225
Charles Schwab Corp/The	291,681	29,141,849
Evercore Inc Class A	9,795	3,332,749
Goldman Sachs Group Inc/The	6,649	5,844,471
Intercontinental Exchange Inc	95,631	15,488,397
KKR & Co Inc Class A	106,200	13,538,376
MarketAxess Holdings Inc	55,119	9,990,319
Moody's Corp	19,115	9,764,898
Nasdaq Inc	75,527	7,335,938
Northern Trust Corp	67,861	9,269,134
Raymond James Financial Inc	50,239	8,067,881
State Street Corp	98,022	12,645,818
StepStone Group Inc rights 12/31/2038 (b)(c)	2,750	190,217
Tradeweb Markets Inc Class A	5,683	611,150
Virtu Financial Inc Class A	190,824	6,358,256
Wealthfront Corp (b)(e)	38,300	520,496
		168,634,475
Consumer Finance - 0.2%
Capital One Financial Corp	41,860	10,145,190
SLM Corp	163,251	4,417,572
		14,562,762
Financial Services - 1.9%
Apollo Global Management Inc	110,029	15,927,798
Berkshire Hathaway Inc Class A (b)	14	10,567,200
Berkshire Hathaway Inc Class B (b)	23,845	11,985,689
Block Inc Class A (b)	24,700	1,607,723
Corpay Inc (b)	26,807	8,067,031
Mastercard Inc Class A	176,178	100,576,497
UWM Holdings Corp Class A	194,039	849,890
Voya Financial Inc	97,643	7,273,427
		156,855,255
Insurance - 1.3%
American Financial Group Inc/OH	65,694	8,979,056
Arthur J Gallagher & Co	59,882	15,496,863
Assurant Inc	24,085	5,800,872
Baldwin Insurance Group Inc/The Class A (b)	101,900	2,448,657
Brighthouse Financial Inc (b)	24,180	1,566,622
Brown & Brown Inc	95,137	7,582,419
Chubb Ltd	92,136	28,757,488
Hartford Insurance Group Inc/The	77,221	10,641,054
Marsh & McLennan Cos Inc	25,371	4,706,828
Reinsurance Group of America Inc	48,600	9,888,156
Travelers Companies Inc/The	15,364	4,456,482
Unum Group	75,168	5,825,520
Willis Towers Watson PLC	9,147	3,005,704
		109,155,721
TOTAL FINANCIALS		695,737,879
Health Care - 5.6%
Biotechnology - 1.3%
AbbVie Inc	193,410	44,192,251
Alnylam Pharmaceuticals Inc (b)	16,400	6,521,460
BeOne Medicines Ltd ADR (b)	7,346	2,231,788
Biogen Inc (b)	11,100	1,953,489
Cogent Biosciences Inc (b)	131,400	4,667,328
Disc Medicine Inc (b)	15,700	1,246,737
Gilead Sciences Inc	263,104	32,293,385
Insmed Inc (b)	13,400	2,332,136
Moderna Inc (b)	146,300	4,314,387
Nuvalent Inc Class A (b)	37,100	3,731,889
Travere Therapeutics Inc (b)	37,600	1,436,696
		104,921,546
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	54,300	6,803,247
Boston Scientific Corp (b)	261,254	24,910,569
Edwards Lifesciences Corp (b)	185,200	15,788,300
Insulet Corp (b)	24,000	6,821,760
Intuitive Surgical Inc (b)	24,644	13,957,376
Masimo Corp (b)	35,768	4,651,986
Medline Inc Class A	113,100	4,750,200
Penumbra Inc (b)	32,300	10,042,393
Shoulder Innovations Inc	68,600	980,980
Stryker Corp	40,000	14,058,800
		102,765,611
Health Care Providers & Services - 0.8%
Cencora Inc	56,536	19,095,034
CVS Health Corp	284,000	22,538,240
HCA Healthcare Inc	5,400	2,521,044
Tenet Healthcare Corp (b)	29,228	5,808,188
UnitedHealth Group Inc	56,974	18,807,687
		68,770,193
Health Care Technology - 0.0%
Waystar Holding Corp (b)	38,375	1,256,781
Life Sciences Tools & Services - 0.6%
Danaher Corp	121,123	27,727,477
IQVIA Holdings Inc (b)	40,800	9,196,728
Repligen Corp (b)	33,700	5,522,082
Thermo Fisher Scientific Inc	15,200	8,807,640
		51,253,927
Pharmaceuticals - 1.7%
Amylyx Pharmaceuticals Inc (b)	118,600	1,432,688
Elanco Animal Health Inc (b)	608,176	13,763,023
Eli Lilly & Co	91,052	97,851,764
Johnson & Johnson	48,500	10,037,075
Merck & Co Inc	95,200	10,020,752
Roche Holding AG non-voting shares	3,680	1,519,731
		134,625,033
TOTAL HEALTH CARE		463,593,091
Industrials - 5.4%
Aerospace & Defense - 2.0%
Beta Technologies Inc (f)	46,352	1,307,589
Boeing Co (b)	116,347	25,261,261
GE Aerospace	158,089	48,696,155
Howmet Aerospace Inc	106,800	21,896,136
Lockheed Martin Corp	31,470	15,221,095
Northrop Grumman Corp	19,670	11,216,031
RTX Corp	46,777	8,578,902
Space Exploration Technologies Corp (b)(c)(d)	17,096	6,845,922
Space Exploration Technologies Corp Class C (b)(c)(d)	2,104	842,526
TransDigm Group Inc	11,800	15,692,230
		155,557,847
Building Products - 0.4%
Trane Technologies PLC	82,794	32,223,425
Commercial Services & Supplies - 0.2%
Cintas Corp	47,900	9,008,553
Republic Services Inc	41,600	8,816,288
		17,824,841
Construction & Engineering - 0.1%
Argan Inc	700	219,324
MasTec Inc (b)	3,600	782,532
Quanta Services Inc	27,000	11,395,620
		12,397,476
Electrical Equipment - 0.7%
AMETEK Inc	95,153	19,535,862
Eaton Corp PLC	43,000	13,695,930
GE Vernova Inc	40,197	26,271,554
Nextpower Inc Class A (b)	14,800	1,289,228
		60,792,574
Ground Transportation - 0.4%
CSX Corp	206,862	7,498,748
Old Dominion Freight Line Inc	51,300	8,043,840
Uber Technologies Inc (b)	167,500	13,686,425
Union Pacific Corp	22,300	5,158,436
		34,387,449
Machinery - 1.4%
Caterpillar Inc	45,100	25,836,437
Cummins Inc	37,800	19,295,010
Dover Corp	44,300	8,649,132
Ingersoll Rand Inc	98,800	7,826,936
PACCAR Inc	78,200	8,563,682
Parker-Hannifin Corp	39,701	34,895,591
Westinghouse Air Brake Technologies Corp	44,400	9,477,180
		114,543,968
Professional Services - 0.1%
TransUnion	46,078	3,951,188
Verisk Analytics Inc	33,100	7,404,139
		11,355,327
Trading Companies & Distributors - 0.1%
Fastenal Co	126,000	5,056,380
United Rentals Inc	5,700	4,613,123
		9,669,503
TOTAL INDUSTRIALS		448,752,410
Information Technology - 19.6%
Communications Equipment - 0.9%
Arista Networks Inc (b)	241,974	31,705,853
Cisco Systems Inc	325,752	25,092,677
Lumentum Holdings Inc (b)	38,200	14,080,138
Motorola Solutions Inc	10,600	4,063,192
		74,941,860
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	111,683	15,092,841
Coherent Corp (b)	63,000	11,627,910
Corning Inc	73,200	6,409,392
		33,130,143
IT Services - 0.0%
Accenture PLC Class A	2,600	697,580
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices Inc (b)	12,500	2,677,000
Broadcom Inc	397,125	137,444,963
First Solar Inc (b)	62,800	16,405,244
Lam Research Corp	60,600	10,373,508
MACOM Technology Solutions Holdings Inc (b)	5,000	856,400
Marvell Technology Inc	224,372	19,067,133
Micron Technology Inc	247,600	70,667,516
NVIDIA Corp	2,404,786	448,492,589
SiTime Corp (b)	7,700	2,719,563
		708,703,916
Software - 5.0%
Cadence Design Systems Inc (b)	46,761	14,616,553
Datadog Inc Class A (b)	126,800	17,243,532
Figma Inc Class A	8,700	325,119
Microsoft Corp	738,300	357,056,646
Oracle Corp	9,959	1,941,109
Palantir Technologies Inc Class A (b)	66,900	11,891,475
Synopsys Inc (b)	31,100	14,608,292
		417,682,726
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	1,447,563	393,534,477
Sandisk Corp/DE	1,800	427,284
Western Digital Corp	17,300	2,980,271
		396,942,032
TOTAL INFORMATION TECHNOLOGY		1,632,098,257
Materials - 1.0%
Chemicals - 0.7%
Air Products and Chemicals Inc	17,803	4,397,697
Balchem Corp	10,500	1,610,280
Chemours Co/The	38,700	456,273
Corteva Inc	72,500	4,859,675
Dow Inc	70,500	1,648,290
Ecolab Inc	32,000	8,400,640
Linde PLC	41,470	17,682,394
LyondellBasell Industries NV Class A1	62,200	2,693,260
Mosaic Co/The	155,200	3,738,768
Sherwin-Williams Co/The	12,300	3,985,569
Solstice Advanced Materials Inc	46,300	2,249,254
		51,722,100
Construction Materials - 0.1%
CRH PLC	24,600	3,070,080
Martin Marietta Materials Inc	9,484	5,905,307
		8,975,387
Containers & Packaging - 0.0%
International Paper Co	85,500	3,367,845
Metals & Mining - 0.2%
Alcoa Corp	20,200	1,073,428
Freeport-McMoRan Inc	75,951	3,857,551
Newmont Corp	81,400	8,127,790
Nucor Corp	32,500	5,301,075
		18,359,844
TOTAL MATERIALS		82,425,176
Real Estate - 1.2%
Health Care REITs - 0.3%
Ventas Inc	206,007	15,940,822
Welltower Inc	8,658	1,607,011
		17,547,833
Industrial REITs - 0.1%
Prologis Inc	75,433	9,629,777
Terreno Realty Corp	31,589	1,854,590
		11,484,367
Office REITs - 0.0%
COPT Defense Properties	11,350	315,530
Kilroy Realty Corp	8,920	333,340
		648,870
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (b)	24,590	8,273,797
Zillow Group Inc Class C (b)	19,990	1,363,718
		9,637,515
Residential REITs - 0.1%
Camden Property Trust	77,142	8,491,792
Invitation Homes Inc	80,813	2,245,793
		10,737,585
Retail REITs - 0.1%
Federal Realty Investment Trust	31,928	3,218,343
Macerich Co/The	157,320	2,904,127
NNN REIT Inc	43,000	1,704,090
Tanger Inc	95,430	3,184,499
		11,011,059
Specialized REITs - 0.5%
American Tower Corp	72,830	12,786,763
CubeSmart	4,793	172,787
Digital Realty Trust Inc	1,071	165,693
Equinix Inc	13,524	10,361,548
Extra Space Storage Inc	49,171	6,403,048
Four Corners Property Trust Inc	52,214	1,204,055
Iron Mountain Inc	38,590	3,201,041
Public Storage	6,213	1,612,274
		35,907,209
TOTAL REAL ESTATE		96,974,438
Utilities - 1.3%
Electric Utilities - 1.0%
Alliant Energy Corp	29,200	1,898,292
American Electric Power Co Inc	14,800	1,706,588
Constellation Energy Corp	35,478	12,533,313
Duke Energy Corp	80,400	9,423,684
Entergy Corp	66,266	6,124,966
Evergy Inc	53,000	3,841,970
Exelon Corp	142,400	6,207,216
NextEra Energy Inc	216,204	17,356,858
NRG Energy Inc	39,400	6,274,056
PG&E Corp	273,619	4,397,057
PPL Corp	116,700	4,086,834
Southern Co/The	34,346	2,994,971
Xcel Energy Inc	74,500	5,502,570
		82,348,375
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The	38,800	556,392
Talen Energy Corp (b)	600	224,904
Vistra Corp	40,519	6,536,930
		7,318,226
Multi-Utilities - 0.3%
Ameren Corp	47,100	4,703,406
CenterPoint Energy Inc	114,800	4,401,432
NiSource Inc	84,600	3,532,896
Sempra	98,896	8,731,528
		21,369,262
TOTAL UTILITIES		111,035,863
TOTAL UNITED STATES		5,047,353,034
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	141,700	3,799,177
TOTAL COMMON STOCKS (Cost $2,664,940,099)		5,321,430,882

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	21,701	5,203,683
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	6,283	1,423,667
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	65,770	97,997
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(c)(d)	5,806	509,418
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(c)(d)	20,155	8,465
ABL Space Systems Co Series A9 (b)(c)(d)	9,157	3,846
TOTAL INDUSTRIALS		12,311
Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(c)(d)	60,816	588,699
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	59,838	297,993
Software - 0.1%
Algolia Inc Series D (b)(c)(d)	28,064	518,623
Anthropic PBC Series F (c)(d)	8,400	1,959,720
Databricks Inc Series G (b)(c)(d)	4,461	847,590
Databricks Inc Series H (b)(c)(d)	18,642	3,541,981
Databricks Inc Series L (c)(d)	1,499	284,810
OpenAI Group Pbc Series A-2 (c)(d)	2,312	1,103,934
OpenAI Group Pbc Series A-3 (c)(d)	268	127,964
Skyryse Inc Series B (b)(c)(d)	50,000	1,307,500
		9,692,122
TOTAL INFORMATION TECHNOLOGY		10,578,814
TOTAL UNITED STATES		11,100,543
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,722,437)		17,825,890

Fixed-Income Funds - 34.8%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (i) (Cost $3,107,145,102)	30,808,020	2,901,191,282

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(c) (Cost $1,571,886)	87,327	622,641

U.S. Treasury Obligations - 0.0%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/8/2026 (k)	3.90	760,000	759,560
US Treasury Bills 0% 2/26/2026 (k)	3.75	2,360,000	2,347,061
US Treasury Bills 0% 3/26/2026 (k)	3.58	530,000	525,702
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,631,379)			3,632,323

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.79	92,267,387	92,285,841
Fidelity Securities Lending Cash Central Fund (l)(m)	3.77	3,736,604	3,736,977
TOTAL MONEY MARKET FUNDS (Cost $96,022,310)			96,022,818

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,888,033,213)	8,340,725,836
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(9,644,786)
NET ASSETS - 100.0%	8,331,081,050

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	138	3/2026	47,558,250	13,462

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,806,682 or 0.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,307,589 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,626,195 or 0.0% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,626,195 or 0.0% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,117,621.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	799,967

ABL Space Systems Co Series A9	10/22/2021	556,752

Algolia Inc Series D	7/23/2021	820,733

Anthropic PBC Series F	8/18/2025	1,184,128

Astranis Space Technologies Corp Series C	3/19/2021	1,333,143

Bolt Technology OU Series E	1/3/2022	1,632,301

Bytedance Ltd Series E1	11/18/2020	2,377,869

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	1,316,912

Databricks Inc Series G	2/1/2021	263,746

Databricks Inc Series H	8/31/2021	1,369,892

Databricks Inc Series L	12/18/2025	284,810

Epic Games Inc	3/29/2021	1,603,620

Gupshup Inc	6/8/2021	1,368,208

Jumo World Holding Limited	9/6/2023	1,499,092

OpenAI Group Pbc Series A-2	9/30/2024	434,455

OpenAI Group Pbc Series A-3	8/4/2025	82,500

Skyryse Inc Series B	10/21/2021	1,233,999

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	731,743

Space Exploration Technologies Corp Class C	12/9/2024	389,240

Starling Bank Ltd	6/18/2021	1,352,573

Waymo LLC Series C2	10/18/2024	454,037

Xsight Labs Ltd Series D	2/16/2021	525,897

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,748,027	1,342,568,144	1,321,031,979	3,279,213	1,649	-	92,285,841	92,267,387	0.2%
Fidelity Securities Lending Cash Central Fund	515,200	125,162,793	121,940,665	13,986	(351)	-	3,736,977	3,736,604	0.0%
Fidelity VIP Investment Grade Central Fund	2,573,112,775	311,527,111	62,439,998	120,567,120	(10,873,361)	89,864,755	2,901,191,282	30,808,020	88.6%
Total	2,644,376,002	1,779,258,048	1,505,412,642	123,860,319	(10,872,063)	89,864,755	2,997,214,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	607,244,076	606,066,113	-	1,177,963
Consumer Discretionary	551,277,091	551,277,091	-	-
Consumer Staples	251,259,757	248,413,278	2,846,479	-
Energy	150,277,385	150,277,385	-	-
Financials	719,012,007	716,024,321	-	2,987,686
Health Care	507,145,818	505,626,087	1,519,731	-
Industrials	448,752,410	441,063,962	-	7,688,448
Information Technology	1,788,287,926	1,704,338,892	82,632,122	1,316,912
Materials	90,164,111	90,164,111	-	-
Real Estate	96,974,438	96,974,438	-	-
Utilities	111,035,863	111,035,863	-	-

Convertible Preferred Stocks
Communication Services	5,203,683	-	-	5,203,683
Consumer Discretionary	509,418	-	-	509,418
Industrials	12,311	-	-	12,311
Information Technology	12,100,478	-	-	12,100,478

Fixed-Income Funds	2,901,191,282	2,901,191,282	-	-

Non-Convertible Preferred Stocks
Industrials	622,641	-	-	622,641

U.S. Treasury Obligations	3,632,323	-	3,632,323	-

Money Market Funds	96,022,818	96,022,818	-	-
Total Investments in Securities:	8,340,725,836	8,218,475,641	90,630,655	31,619,540
Derivative Instruments:

Assets
Futures Contracts	13,462	13,462	-	-
Total Assets	13,462	13,462	-	-
Total Derivative Instruments:	13,462	13,462	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,462	-
Total Equity Risk	13,462	-
Total Value of Derivatives	13,462	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $3,546,897) - See accompanying schedule:
Unaffiliated issuers (cost $2,684,865,801)	$5,343,511,736
Fidelity Central Funds (cost $3,203,167,412)	2,997,214,100

Total Investment in Securities (cost $5,888,033,213)		$8,340,725,836
Foreign currency held at value (cost $570)		569
Receivable for investments sold		5,988,276
Receivable for fund shares sold		1,461,837
Dividends receivable		3,027,305
Interest receivable		108
Distributions receivable from Fidelity Central Funds		328,366
Prepaid expenses		6,356
Other receivables		18,768
Total assets		8,351,557,421
Liabilities
Payable to custodian bank	$1,005,737
Payable for investments purchased	10,552,400
Payable for fund shares redeemed	940,363
Accrued management fee	3,091,601
Distribution and service plan fees payable	680,496
Payable for daily variation margin on futures contracts	357,075
Other payables and accrued expenses	111,399
Collateral on securities loaned	3,737,300
Total liabilities		20,476,371
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$8,331,081,050
Net Assets consist of:
Paid in capital		$5,448,142,623
Total accumulated earnings (loss)		2,882,938,427
Net Assets		$8,331,081,050

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($308,326,046 ÷ 11,627,785 shares)		$26.52
Service Class :
Net Asset Value, offering price and redemption price per share ($42,817,940 ÷ 1,633,521 shares)		$26.21
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($3,256,000,151 ÷ 127,918,420 shares)		$25.45
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,723,936,913 ÷ 180,560,131 shares)		$26.16
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$54,979,943
Interest		140,267
Income from Fidelity Central Funds (including $13,986 from security lending)		123,860,319
Total income		178,980,529
Expenses
Management fee	$35,257,053
Distribution and service plan fees	7,639,821
Custodian fees and expenses	164,182
Independent trustees' fees and expenses	30,564
Audit fees	84,037
Legal	18,841
Miscellaneous	30,011
Total expenses		43,224,509
Net Investment income (loss)		135,756,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $297,910)	430,404,610
Fidelity Central Funds	(10,872,063)
Foreign currency transactions	(122,714)
Futures contracts	620,414
Total net realized gain (loss)		420,030,247
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $52,680)	462,631,564
Fidelity Central Funds	89,864,755
Assets and liabilities in foreign currencies	53,023
Futures contracts	1,323,997
Total change in net unrealized appreciation (depreciation)		553,873,339
Net gain (loss)		973,903,586
Net increase (decrease) in net assets resulting from operations		$1,109,659,606
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,756,020	$125,939,245
Net realized gain (loss)	420,030,247	414,176,137
Change in net unrealized appreciation (depreciation)	553,873,339	517,806,277
Net increase (decrease) in net assets resulting from operations	1,109,659,606	1,057,921,659
Distributions to shareholders	(521,842,741)	(362,420,010)

Share transactions - net increase (decrease)	108,292,538	103,542,165
Total increase (decrease) in net assets	696,109,403	799,043,814

Net Assets
Beginning of period	7,634,971,647	6,835,927,833
End of period	$8,331,081,050	$7,634,971,647

Financial Highlights
VIP Balanced Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.61	$22.32	$19.38	$25.29	$23.29
Income from Investment Operations
Net investment income (loss) A,B	.46	.44	.38	.28	.25
Net realized and unrealized gain (loss)	3.13	3.04	3.67	(4.62)	3.79
Total from investment operations	3.59	3.48	4.05	(4.34)	4.04
Distributions from net investment income	(.44)	(.43) C	(.36)	(.27)	(.23)
Distributions from net realized gain	(1.25)	(.76) C	(.75)	(1.30)	(1.81)
Total distributions	(1.68) D	(1.19)	(1.11)	(1.57)	(2.04)
Net asset value, end of period	$26.52	$24.61	$22.32	$19.38	$25.29
Total Return E,F	15.25%	15.92%	21.53%	(17.94)%	18.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41%	.43%	.46%	.47%	.46%
Expenses net of fee waivers, if any	.41%	.42%	.46%	.46%	.46%
Expenses net of all reductions, if any	.41%	.42%	.46%	.46%	.46%
Net investment income (loss)	1.88%	1.86%	1.83%	1.32%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$308,326	$295,718	$301,809	$266,447	$332,976
Portfolio turnover rate I	38%	33%	28%	37%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.35	$22.10	$19.20	$25.07	$23.11
Income from Investment Operations
Net investment income (loss) A,B	.43	.41	.35	.25	.22
Net realized and unrealized gain (loss)	3.09	3.02	3.64	(4.57)	3.76
Total from investment operations	3.52	3.43	3.99	(4.32)	3.98
Distributions from net investment income	(.42)	(.42) C	(.34)	(.25)	(.21)
Distributions from net realized gain	(1.25)	(.76) C	(.75)	(1.30)	(1.81)
Total distributions	(1.66) D	(1.18)	(1.09)	(1.55)	(2.02)
Net asset value, end of period	$26.21	$24.35	$22.10	$19.20	$25.07
Total Return E,F	15.10%	15.83%	21.40%	(18.02)%	18.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51%	.53%	.56%	.57%	.56%
Expenses net of fee waivers, if any	.51%	.52%	.56%	.56%	.56%
Expenses net of all reductions, if any	.51%	.52%	.56%	.56%	.56%
Net investment income (loss)	1.78%	1.75%	1.73%	1.22%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$42,818	$39,995	$36,925	$35,778	$41,039
Portfolio turnover rate I	38%	33%	28%	37%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.69	$21.55	$18.74	$24.52	$22.64
Income from Investment Operations
Net investment income (loss) A,B	.39	.37	.32	.22	.18
Net realized and unrealized gain (loss)	3.00	2.92	3.55	(4.48)	3.68
Total from investment operations	3.39	3.29	3.87	(4.26)	3.86
Distributions from net investment income	(.39)	(.39) C	(.31)	(.22)	(.18)
Distributions from net realized gain	(1.25)	(.76) C	(.75)	(1.30)	(1.81)
Total distributions	(1.63) D	(1.15)	(1.06)	(1.52)	(1.98) D
Net asset value, end of period	$25.45	$23.69	$21.55	$18.74	$24.52
Total Return E,F	14.96%	15.58%	21.29%	(18.19)%	17.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66%	.68%	.71%	.72%	.71%
Expenses net of fee waivers, if any	.66%	.67%	.71%	.71%	.71%
Expenses net of all reductions, if any	.66%	.67%	.71%	.71%	.71%
Net investment income (loss)	1.63%	1.60%	1.58%	1.07%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$3,256,000	$2,940,840	$2,564,995	$2,104,753	$2,562,199
Portfolio turnover rate I	38%	33%	28%	37%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Balanced Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.30	$22.06	$19.17	$25.04	$23.08
Income from Investment Operations
Net investment income (loss) A,B	.44	.42	.36	.26	.22
Net realized and unrealized gain (loss)	3.09	3.00	3.63	(4.58)	3.76
Total from investment operations	3.53	3.42	3.99	(4.32)	3.98
Distributions from net investment income	(.42)	(.42) C	(.35)	(.25)	(.21)
Distributions from net realized gain	(1.25)	(.76) C	(.75)	(1.30)	(1.81)
Total distributions	(1.67)	(1.18)	(1.10)	(1.55)	(2.02)
Net asset value, end of period	$26.16	$24.30	$22.06	$19.17	$25.04
Total Return D,E	15.16%	15.83%	21.42%	(18.03)%	18.17%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.49%	.50%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.50%	.53%	.54%	.54%
Expenses net of all reductions, if any	.49%	.50%	.53%	.54%	.54%
Net investment income (loss)	1.80%	1.78%	1.75%	1.25%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$4,723,937	$4,358,418	$3,932,199	$3,435,461	$4,478,013
Portfolio turnover rate H	38%	33%	28%	37%	33%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,722,707,021
Gross unrealized depreciation	(287,541,216)
Net unrealized appreciation (depreciation)	$2,435,165,805
Tax Cost	$5,905,560,031

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$31,818,210
Undistributed long-term capital gain	$419,539,784
Net unrealized appreciation (depreciation) on securities and other investments	$2,435,181,774

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$129,729,829	$153,576,433
Long-term Capital Gains	392,112,912	208,843,577
Total	$521,842,741	$362,420,010

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Balanced Portfolio	Space Exploration Technologies Corp. Class A	46,310	-
	Space Exploration Technologies Corp. Class C	79,990	-

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Balanced Portfolio	2,945,291,482	3,231,312,761
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.43
Service Class	.43
Service Class 2.43
Investor Class	.50

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.41
Service Class	.41
Service Class 2.41
Investor Class	.48

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$40,433
Service Class 2	7,599,388
$7,639,821

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Balanced Portfolio	56,916

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Balanced Portfolio	141,432,044	203,764,963	20,313,517
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Balanced Portfolio	10,454
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Balanced Portfolio	1,525	-	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Balanced Portfolio
Distributions to shareholders
Initial Class	$19,828,390	$15,306,912
Service Class	2,669,570	1,880,843
Service Class 2	202,353,856	136,922,667
Investor Class	296,990,925	208,309,588
Total	$521,842,741	$362,420,010
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Balanced Portfolio
Initial Class
Shares sold	573,018	990,913	$14,288,348	$23,463,288
Reinvestment of distributions	809,216	656,503	19,828,390	15,306,912
Shares redeemed	(1,771,981)	(3,151,878)	(43,631,571)	(75,739,141)
Net increase (decrease)	(389,747)	(1,504,462)	$(9,514,833)	$(36,968,941)
Service Class
Shares sold	263,524	287,124	$6,499,941	$6,680,506
Reinvestment of distributions	110,195	81,199	2,669,570	1,880,843
Shares redeemed	(382,963)	(396,146)	(9,399,547)	(9,130,385)
Net increase (decrease)	(9,244)	(27,823)	$(230,036)	$(569,036)
Service Class 2
Shares sold	11,000,916	13,676,011	$257,736,644	$314,737,252
Reinvestment of distributions	8,603,103	6,079,799	202,353,856	136,922,667
Shares redeemed	(15,804,683)	(14,689,256)	(374,235,288)	(335,793,638)
Net increase (decrease)	3,799,336	5,066,554	$85,855,212	$115,866,281
Investor Class
Shares sold	2,420,057	3,014,741	$60,476,106	$71,335,529
Reinvestment of distributions	12,281,552	9,013,735	296,990,925	208,309,588
Shares redeemed	(13,476,834)	(10,905,887)	(325,284,836)	(254,431,256)
Net increase (decrease)	1,224,775	1,122,589	$32,182,195	$25,213,861
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Balanced Portfolio	59	1	18
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund III and the Shareholders of VIP Balanced Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Balanced Portfolio (the "Fund"), a fund of Variable Insurance Products Fund III, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $419,954,362, or, if subsequently determined to be different, the net capital gain of such year.

A total of 29.86% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $67,914,255 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 37%; Service Class designates 39%; Service Class 2 designates 42%; and Investor Class designates 39%; of the dividends distributed in December 2025, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540208.128
VIPBAL-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026